UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq. 2005 Market Street Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments.

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Schedule of investments
September 30, 2016 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed
Securities – 0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.989% 9/26/33 ϕ	241,420	$272,560
Fannie Mae REMIC Trust
Series 2002-W11 AV1
0.865% 11/25/32 ●	1,173	1,147
Total Agency Asset-Backed Securities
(cost $241,536)		273,707

Agency Collateralized Mortgage
Obligations – 2.83%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	455	520
Series 2002-T4 A3 7.50% 12/25/41	9,189	10,791
Series 2004-T1 1A2 6.50% 1/25/44	7,279	8,759
Fannie Mae REMIC Trust
Series 2002-W6 2A1
6.211% 6/25/42 ●	18,136	21,478
Series 2004-W11 1A2 6.50% 5/25/44	30,444	36,612
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	28,448	32,124
Series 2001-50 BA 7.00% 10/25/41	42,720	49,786
Series 2002-90 A1 6.50% 6/25/42	7,123	8,458
Series 2002-90 A2 6.50% 11/25/42	20,209	22,892
Series 2003-26 AT 5.00% 11/25/32	62,437	62,663
Series 2003-38 MP 5.50% 5/25/23	321,394	352,924
Series 2005-70 PA 5.50% 8/25/35	168,688	191,272
Series 2005-110 MB 5.50% 9/25/35	65,039	69,127
Series 2008-15 SB 6.075%
8/25/36 Σ●	351,579	73,037
Series 2009-94 AC 5.00% 11/25/39	763,016	848,994
Series 2010-41 PN 4.50% 4/25/40	1,675,000	1,855,666
Series 2010-43 HJ 5.50% 5/25/40	274,206	310,408
Series 2010-96 DC 4.00% 9/25/25	1,965,609	2,091,097
Series 2010-116 Z 4.00% 10/25/40	52,050	55,823
Series 2010-129 SM
5.475% 11/25/40 Σ●	2,755,779	479,415
Series 2012-98 MI 3.00% 8/25/31 Σ	3,726,848	364,792
Series 2012-122 SD
5.575% 11/25/42 Σ●	3,963,369	861,458
Series 2013-26 ID 3.00% 4/25/33 Σ	2,501,303	316,449
Series 2013-31 MI 3.00% 4/25/33 Σ	780,456	95,426
Series 2013-38 AI 3.00% 4/25/33 Σ	2,387,583	279,700
Series 2013-43 IX 4.00% 5/25/43 Σ	10,755,978	2,237,022
Series 2013-44 DI 3.00% 5/25/33 Σ	7,471,655	1,049,985
Series 2013-55 AI 3.00% 6/25/33 Σ	4,364,579	548,776
Series 2014-36 ZE 3.00% 6/25/44	1,706,211	1,719,482
Series 2014-68 BS
5.625% 11/25/44 Σ●	3,810,596	803,350
Series 2014-90 SA
5.625% 1/25/45 Σ●	10,723,787	2,212,848
Series 2015-27 SA 5.925%
5/25/45 Σ●	1,436,366	339,537
Series 2015-44 Z 3.00% 9/25/43	3,450,855	3,445,174
Series 2015-95 SH 5.475%
1/25/46 Σ●	3,294,985	837,327
Series 2016-55 SK 5.475%
8/25/46 Σ●	2,661,111	716,967
Series 2016-62 SA 5.475%
9/25/46 Σ●	5,192,290	1,492,826
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	21,055	23,627
Series 2326 ZQ 6.50% 6/15/31	20,716	23,807
Series 2557 WE 5.00% 1/15/18	110,305	112,320
Series 2809 DC 4.50% 6/15/19	85,498	87,586
Series 3123 HT 5.00% 3/15/26	38,031	41,804
Series 3656 PM 5.00% 4/15/40	1,477,789	1,641,479
Series 4065 DE 3.00% 6/15/32	350,000	372,323
Series 4109 AI 3.00% 7/15/31 Σ	6,814,574	667,356
Series 4120 IK 3.00% 10/15/32 Σ	5,748,089	684,290
Series 4146 IA 3.50% 12/15/32 Σ	3,040,515	425,972
Series 4159 KS 5.626% 1/15/43 Σ●	2,676,724	685,120
Series 4181 DI 2.50% 3/15/33 Σ	1,734,253	200,950
Series 4184 GS 5.596% 3/15/43 Σ●	2,956,344	755,338
Series 4185 LI 3.00% 3/15/33 Σ	1,818,395	239,842
Series 4191 CI 3.00% 4/15/33 Σ	772,346	97,579
Series 4342 CI 3.00% 11/15/33 Σ	1,068,056	109,210
Series 4435 DY 3.00% 2/15/35	2,810,000	2,933,245
Series 4453 DI 3.50% 11/15/33 Σ	1,420,568	168,252
Series 4592 WT 5.50% 6/15/46	6,048,129	6,785,811
Series 4594 SG 5.476% 6/15/46 Σ●	7,598,755	2,116,426
Freddie Mac Strips
Series 267 S5 5.476% 8/15/42 Σ●	3,672,345	826,383
Series 299 S1 5.476% 1/15/43 Σ●	2,719,973	577,913
Series 326 S2 5.426% 3/15/44 Σ●	1,850,606	408,637
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN4 M2
2.925% 10/25/24 ●	346,319	348,096
Series 2015-DNA3 M2
3.375% 4/25/28 ●	1,430,000	1,474,137
Series 2015-HQA1 M2
3.175% 3/25/28 ●	1,225,000	1,253,423
Series 2015-HQA2 M2
3.325% 5/25/28 ●	1,615,000	1,668,354
Series 2016-DNA1 M2
3.425% 7/25/28 ●	1,065,000	1,100,391
Series 2016-DNA3 M2
2.525% 12/25/28 ●	640,000	650,721
Series 2016-DNA4 M2
1.824% 3/25/29 ●	285,000	285,085

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-1

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage
Obligations (continued)
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2016-HQA2 M2
2.775% 11/25/28 ●	740,000	$758,756
Freddie Mac Structured Pass Through
Securities
Series T-54 2A 6.50% 2/25/43 ⧫	12,174	14,688
Series T-58 2A 6.50% 9/25/43 ⧫	4,708	5,577
GNMA
Series 2010-113 KE 4.50% 9/20/40	4,115,000	4,621,675
Series 2013-113 AZ 3.00% 8/20/43	3,343,005	3,305,635
Series 2015-133 AL 3.00% 5/20/45	3,715,000	3,770,642
Series 2016-111 PB 2.50% 8/20/46	1,230,000	1,203,133
Total Agency Collateralized Mortgage
Obligations (cost $65,587,777)		64,348,548

Agency Commercial Mortgage-Backed
Securities – 1.09%
Freddie Mac Multifamily Structured Pass
Through Certificates
Series K041 A2 3.171% 10/25/24 ⧫	2,760,000	3,001,957
Series K055 A2 2.673% 3/25/26 ⧫	4,170,000	4,363,036
Series K056 A2 2.525% 5/25/26 ⧫	1,405,000	1,452,341
Series K722 A1 2.183% 5/25/22 ⧫	1,504,234	1,537,835
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.79% 11/25/49 #●	685,000	744,119
Series 2011-K13 B 144A
4.767% 1/25/48 #●	580,000	632,157
Series 2011-K14 B 144A
5.341% 2/25/47 #●	820,000	917,333
Series 2011-K15 B 144A
5.116% 8/25/44 #●	195,000	215,445
Series 2012-K18 B 144A
4.40% 1/25/45 #●	1,020,000	1,108,831
Series 2012-K22 B 144A
3.811% 8/25/45 #●	1,730,000	1,838,279
Series 2012-K23 C 144A
3.782% 10/25/45 #●	525,000	523,581
Series 2012-K708 B 144A
3.883% 2/25/45 #●	1,795,000	1,850,051
Series 2012-K708 C 144A
3.883% 2/25/45 #●	530,000	529,941
Series 2013-K33 B 144A
3.618% 8/25/46 #●	1,315,000	1,352,823
Series 2013-K35 C 144A
4.077% 8/25/23 #●	350,000	342,612
Series 2013-K712 B 144A
3.484% 5/25/45 #●	990,000	1,016,471
Series 2013-K713 B 144A
3.274% 4/25/46 #●	605,000	620,579
Series 2013-K713 C 144A
3.274% 4/25/46 #●	2,640,000	2,631,979
Total Agency Commercial
Mortgage-Backed Securities
(cost $24,300,207)		24,679,370

Agency Mortgage-Backed
Securities – 15.73%
Fannie Mae ARM
2.412% 5/1/43 ●	1,016,748	1,046,768
2.553% 6/1/43 ●	368,264	378,498
2.90% 4/1/44 ●	479,678	496,894
2.908% 6/1/37 ●	3,280	3,477
2.913% 7/1/45 ●	634,923	660,214
2.951% 12/1/45 ●	767,075	801,277
2.964% 4/1/46 ●	94,967	98,936
3.076% 8/1/35 ●	19,844	20,933
3.216% 4/1/44 ●	1,025,159	1,070,363
3.232% 3/1/44 ●	1,447,530	1,521,711
3.275% 9/1/43 ●	887,981	929,808
6.099% 8/1/37 ●	53,742	53,984
Fannie Mae S.F. 30 yr
4.50% 11/1/39	1,032,243	1,150,880
4.50% 1/1/40	14,954,545	16,558,609
4.50% 4/1/40	2,063,685	2,290,729
4.50% 6/1/40	1,134,113	1,261,459
4.50% 8/1/40	339,440	373,314
4.50% 7/1/41	2,862,173	3,177,599
4.50% 8/1/41	665,697	743,814
4.50% 1/1/42	1,265,612	1,400,876
4.50% 8/1/42	16,689,969	18,418,659
4.50% 10/1/43	7,927,701	8,775,942
4.50% 10/1/44	939,688	1,039,232
4.50% 2/1/46	35,011,000	38,846,420
4.50% 3/1/46	1,755,009	1,939,274
5.50% 12/1/32	42,246	48,016
5.50% 2/1/33	473,430	536,523
5.50% 6/1/33	331,269	376,115
5.50% 4/1/34	203,790	231,635
5.50% 7/1/34	61,388	69,893
5.50% 8/1/34	31,134	35,403
5.50% 9/1/34	745,263	848,128
5.50% 11/1/34	213,964	243,444
5.50% 12/1/34	188,176	213,582
5.50% 1/1/35	545,164	620,681
5.50% 3/1/35	107,840	121,393
5.50% 5/1/35	710,776	808,159
5.50% 6/1/35	143,086	162,813
5.50% 11/1/35	119,812	136,364

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-2

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 1/1/36	982,080	$1,116,928
5.50% 4/1/36	1,125,852	1,276,981
5.50% 7/1/36	1,063,911	1,209,713
5.50% 9/1/36	2,488,199	2,828,237
5.50% 11/1/36	180,379	204,167
5.50% 1/1/37	802,515	907,898
5.50% 2/1/37	12,572	14,230
5.50% 4/1/37	1,534,989	1,737,886
5.50% 8/1/37	1,115,771	1,268,266
5.50% 9/1/37	921,306	1,041,020
5.50% 1/1/38	83,481	96,029
5.50% 2/1/38	606,357	687,948
5.50% 3/1/38	383,289	435,470
5.50% 6/1/38	1,805,267	2,042,659
5.50% 7/1/38	321,504	364,308
5.50% 9/1/38	754,451	856,880
5.50% 12/1/38	747,262	863,356
5.50% 1/1/39	2,918,092	3,317,095
5.50% 2/1/39	2,707,053	3,070,106
5.50% 6/1/39	868,922	985,484
5.50% 10/1/39	1,834,152	2,073,132
5.50% 12/1/39	8,423	9,515
5.50% 3/1/40	3,378,486	3,840,444
5.50% 7/1/40	1,500,620	1,706,871
5.50% 3/1/41	5,522,935	6,278,763
5.50% 6/1/41	2,301,311	2,622,365
5.50% 9/1/41	9,473,859	10,722,576
6.00% 4/1/35	3,099	3,574
6.00% 6/1/36	73,006	83,837
6.00% 9/1/36	706,453	820,264
6.00% 12/1/36	77,744	89,727
6.00% 2/1/37	232,778	267,104
6.00% 3/1/37	268,539	307,938
6.00% 5/1/37	540,578	619,044
6.00% 6/1/37	42,858	49,697
6.00% 7/1/37	1,010,534	1,174,297
6.00% 8/1/37	294,426	337,043
6.00% 9/1/37	80,327	92,161
6.00% 11/1/37	13,429	15,394
6.00% 5/1/38	1,431,006	1,641,933
6.00% 9/1/38	236,397	271,300
6.00% 10/1/38	106,694	122,434
6.00% 11/1/38	190,676	220,793
6.00% 1/1/39	345,242	395,285
6.00% 9/1/39	2,907,261	3,334,155
6.00% 10/1/39	2,970,568	3,463,984
6.00% 3/1/40	324,649	372,533
6.00% 7/1/40	1,272,118	1,458,672
6.00% 9/1/40	283,137	324,884
6.00% 11/1/40	128,945	150,302
6.00% 5/1/41	3,951,180	4,535,632
6.00% 6/1/41	1,410,217	1,617,879
6.00% 7/1/41	6,608,541	7,600,434
6.50% 2/1/36	166,449	191,726
6.50% 3/1/37	273,525	326,414
6.50% 5/1/40	647,494	761,049
7.50% 3/1/32	180	198
7.50% 4/1/32	811	951
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/46	19,844,000	20,624,582
3.00% 11/1/46	84,347,000	87,464,932
Freddie Mac ARM
2.48% 1/1/44 ●	2,449,034	2,531,460
2.588% 10/1/37 ●	941	997
2.592% 12/1/33 ●	20,256	21,441
2.65% 10/1/37 ●	12,445	13,094
2.664% 2/1/37 ●	143,581	152,285
2.763% 10/1/45 ●	701,006	724,416
2.82% 9/1/45 ●	4,502,929	4,664,608
2.845% 8/1/37 ●	2,636	2,786
2.938% 10/1/45 ●	1,194,822	1,245,301
2.949% 11/1/44 ●	404,543	419,395
2.981% 11/1/45 ●	858,785	895,262
3.112% 3/1/46 ●	1,624,837	1,696,730
3.227% 6/1/37 ●	215,579	228,371
Freddie Mac S.F. 30 yr
4.50% 4/1/39	194,431	214,932
4.50% 5/1/40	3,648,723	4,085,034
4.50% 7/1/42	1,790,100	1,970,205
4.50% 12/1/43	1,727,032	1,912,711
4.50% 8/1/44	2,706,518	2,992,754
4.50% 7/1/45	11,024,000	12,124,042
5.50% 3/1/34	93,062	105,710
5.50% 12/1/34	86,747	98,906
5.50% 6/1/36	51,627	58,640
5.50% 11/1/36	96,385	108,968
5.50% 12/1/36	24,033	27,196
5.50% 9/1/37	113,089	128,178
5.50% 4/1/38	405,683	459,872
5.50% 6/1/38	63,625	72,150
5.50% 7/1/38	413,037	468,974
5.50% 6/1/39	416,019	470,703
5.50% 3/1/40	284,323	322,750
5.50% 8/1/40	206,555	234,083
5.50% 1/1/41	278,413	315,482
5.50% 6/1/41	4,804,784	5,449,888
6.00% 2/1/36	437,332	506,127
6.00% 3/1/36	275,853	318,797
6.00% 1/1/38	112,711	129,183
6.00% 6/1/38	297,854	341,779
6.00% 8/1/38	485,468	564,277

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-3

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
Freddie Mac S.F. 30 yr
6.00% 5/1/40	651,518	$752,400
6.00% 7/1/40	1,422,553	1,632,535
6.50% 8/1/38	70,127	80,340
6.50% 4/1/39	452,754	521,038
GNMA I S.F. 30 yr
5.00% 3/15/40	6,326,718	7,072,404
7.00% 12/15/34	128,611	155,527
GNMA II S.F. 30 yr
5.50% 5/20/37	544,722	609,431
5.50% 4/20/40	511,443	564,464
6.00% 2/20/39	886,866	1,014,171
6.00% 4/20/46	855,699	965,878
Total Agency Mortgage-Backed
Securities (cost $353,781,511)		357,275,973

Collateralized Debt
Obligations – 1.84%
Anchorage Capital CLO 6
Series 2015-6A A1 144A
2.22% 4/15/27 #●	1,025,000	1,023,449
Avery Point III CLO
Series 2013-3A A 144A
2.079% 1/18/25 #●	2,200,000	2,198,957
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A
2.186% 7/20/26 #●	5,900,000	5,902,997
Benefit Street Partners CLO VI
Series 2015-VIA A1A 144A
2.229% 4/18/27 #●	1,230,000	1,230,920
BlueMountain CLO
Series 2014-3A A1 144A
2.16% 10/15/26 #●	1,270,000	1,269,881
Series 2014-4A A1 144A
2.329% 11/30/26 #●	3,800,000	3,798,419
Series 2015-2A A1 144A
2.109% 7/18/27 #●	1,090,000	1,091,273
Carlyle Global Market Strategies CLO
Series 2014-2A A 144A
2.287% 5/15/25 #●	2,750,000	2,755,599
Cedar Funding III CLO
Series 2014-3A A1 144A
2.341% 5/20/26 #●	2,420,000	2,422,299
Cent CLO
Series 2013-20A A 144A
2.195% 1/25/26 #●	667,000	665,765
Series 2014-21A A1B 144A
2.124% 7/27/26 #●	2,200,000	2,191,347
Magnetite IX
Series 2014-9A A1 144A
2.135% 7/25/26 #●	6,040,000	6,041,413
Neuberger Berman CLO XVII
Series 2014-17A A 144A
2.238% 8/4/25 #●	2,535,000	2,540,405
Neuberger Berman CLO XIX
Series 2015-19A A1 144A
2.10% 7/15/27 #●	3,300,000	3,297,512
Shackleton CLO
Series 2014-5A A 144A
2.288% 5/7/26 #●	2,985,000	2,980,949
Venture XXIV CLO
Series 2016-24A A1D 144A
2.24% 10/20/28 #●	2,390,000	2,384,623
Total Collateralized Debt Obligations
(cost $41,651,976)		41,795,808

Convertible Bonds – 1.68%
Alaska Communications Systems Group
6.25% exercise price $10.28, maturity
date 5/1/18 @	1,504,000	1,485,200
Atlas Air Worldwide Holdings 2.25%
exercise price $74.05, maturity date
6/1/22	696,000	678,165
BioMarin Pharmaceutical 1.50% exercise
price $94.15, maturity date 10/15/20	485,000	607,159
Blackhawk Network Holdings 144A
1.50% exercise price $49.83, maturity
date 1/15/22 #	963,000	922,073
Blackstone Mortgage Trust 5.25%
exercise price $27.99, maturity date
12/1/18	1,497,000	1,648,569
Blucora 4.25% exercise price $21.66,
maturity date 4/1/19	652,000	625,105
Brookdale Senior Living 2.75% exercise
price $29.33, maturity date 6/15/18	1,271,000	1,267,028
Cardtronics 1.00% exercise price
$52.35, maturity date 12/1/20	1,276,000	1,349,370
Cemex 3.72% exercise price $11.45,
maturity date 3/15/20	874,000	914,969
Chart Industries 2.00% exercise price
$69.03, maturity date 8/1/18 @	1,314,000	1,297,575
Ciena 144A 3.75% exercise price
$20.17, maturity date 10/15/18 #	632,000	802,640
Clearwire Communications 144A 8.25%
exercise price $7.08, maturity date
12/1/40 #	855,000	892,406
DISH Network 144A 3.375% exercise
price $65.18, maturity date 8/15/26 #	236,000	259,600

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-4

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(U.S. $)
Convertible Bonds (continued)
GAIN Capital Holdings 4.125% exercise
price $12.00, maturity date 12/1/18 @		793,000	$757,315
General Cable 4.50% exercise price
$31.96, maturity date 11/15/29 @ϕ		1,272,000	856,215
HealthSouth 2.00% exercise price
$37.59, maturity date 12/1/43		1,016,000	1,195,705
Helix Energy Solutions Group 3.25%
exercise price $25.02, maturity date
3/15/32		925,000	875,859
Hologic 2.00% exercise price $31.18,
maturity date 3/1/42 ϕ		538,000	734,370
Infinera 1.75% exercise price $12.58,
maturity date 6/1/18		789,000	830,423
Insulet 144A 1.25% exercise price
$58.37, maturity date 9/15/21 #		43,000	42,543
Intel 3.25% exercise price $21.18,
maturity date 8/1/39		298,000	545,528
Jefferies Group 3.875% exercise price
$44.04, maturity date 11/1/29		1,055,000	1,073,463
Knowles 144A 3.25% exercise price
$18.43, maturity date 11/1/21 #		322,000	341,723
Liberty Interactive 144A 1.00% exercise
price $64.15, maturity date 9/30/43 #		1,228,000	1,061,152
Liberty Media 144A 2.25% exercise price
$104.55, maturity date 9/30/46 #		233,000	243,048
Medicines 144A 2.75% exercise price
$48.97, maturity date 7/15/23 #		425,000	434,828
Meritor 4.00% exercise price $26.73,
maturity date 2/15/27 ϕ		1,509,000	1,514,659
Microchip Technology 1.625% exercise
price $65.17, maturity date 2/15/25		531,000	679,680
Micron Technology 3.00% exercise price
$29.16, maturity date 11/15/43		542,000	484,413
New Mountain Finance 5.00% exercise
price $15.80, maturity date 6/15/19 @		460,000	471,500
Novellus Systems 2.625% exercise price
$34.00, maturity date 5/15/41		477,000	1,331,128
NuVasive 144A 2.25% exercise price
$59.82, maturity date 3/15/21 #		374,000	474,980
NXP Semiconductors 1.00% exercise
price $102.84, maturity date 12/1/19		616,000	728,420
ON Semiconductor 1.00% exercise price
$18.50, maturity date 12/1/20		636,000	647,925
PROS Holdings 2.00% exercise price
$33.79, maturity date 12/1/19		1,429,000	1,414,710
Ship Finance International 5.75%
exercise price $17.77, maturity date
10/15/21		336,000	336,000
Spectrum Pharmaceuticals 2.75%
exercise price $10.53, maturity date
12/15/18 @		1,209,000	1,083,566
Spirit Realty Capital 3.75% exercise
price $13.10, maturity date 5/15/21		823,000	935,652
Synchronoss Technologies 0.75%
exercise price $53.17, maturity date
8/15/19		1,062,000	1,126,384
TPG Specialty Lending 4.50% exercise
price $25.83, maturity date
12/15/19 @		792,000	819,720
Vector Group 1.75% exercise price
$23.46, maturity date 4/15/20 ●		1,020,000	1,167,263
Vector Group 2.50% exercise price
$15.22, maturity date 1/15/19 ●		408,000	605,977
VEREIT 3.75% exercise price $14.99,
maturity date 12/15/20		1,303,000	1,333,138
Verint Systems 1.50% exercise price
$64.46, maturity date 6/1/21		1,323,000	1,260,158
Total Convertible Bonds
(cost $36,783,190)			38,157,304

Corporate Bonds – 50.79%
Automotive – 0.05%
American Axle & Manufacturing
6.25% 3/15/21		1,156,000	1,210,910
			1,210,910
Banking – 9.50%
ANZ New Zealand International 144A
2.60% 9/23/19 #		500,000	511,237
Banco Nacional de Comercio Exterior
144A 3.80% 8/11/26 #●		1,830,000	1,779,126
Banco Nacional de Costa Rica 144A
5.875% 4/25/21 #		2,020,000	2,108,375
Bank Nederlandse Gemeenten
144A 1.625% 4/19/21 #		2,932,000	2,958,511
5.25% 5/20/24	AUD	759,000	687,584
Bank of America
3.30% 8/5/21	AUD	660,000	509,514
4.45% 3/3/26		12,360,000	13,290,478
Bank of New York Mellon
2.15% 2/24/20		535,000	544,435
2.20% 8/16/23		2,540,000	2,534,760
2.50% 4/15/21		4,330,000	4,452,794
2.80% 5/4/26		780,000	801,486
4.625% 12/29/49 ●		2,500,000	2,468,750
Barclays 3.20% 8/10/21		7,335,000	7,379,802
BB&T 2.05% 5/10/21		10,625,000	10,742,874
BBVA Bancomer 144A 7.25% 4/22/20 #		765,000	844,943
Branch Banking & Trust
3.625% 9/16/25		365,000	391,937
Capital One 2.25% 9/13/21		3,850,000	3,853,018
Citizens Bank 2.55% 5/13/21		840,000	855,863
Citizens Financial Group
2.375% 7/28/21		345,000	346,594

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-5

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Citizens Financial Group
4.30% 12/3/25		2,050,000	$2,155,056
Compass Bank 3.875% 4/10/25		2,280,000	2,234,270
Cooperatieve Rabobank
2.50% 9/4/20	NOK	5,290,000	692,962
3.75% 7/21/26		2,520,000	2,529,271
Credit Suisse Group 144A
6.25% 12/29/49 #●		5,325,000	5,055,422
Credit Suisse Group Funding Guernsey
3.125% 12/10/20		1,985,000	2,012,961
144A 3.80% 6/9/23 #		250,000	253,692
144A 4.55% 4/17/26 #		4,755,000	5,002,341
Export Credit Bank of Turkey 144A
5.375% 2/8/21 #		1,895,000	1,943,323
Export-Import Bank of India 144A
3.375% 8/5/26 #		3,000,000	3,049,830
Export-Import Bank of Korea 144A
3.00% 5/22/18 #	NOK	1,100,000	140,715
Fifth Third Bancorp 2.875% 7/27/20		975,000	1,013,269
Fifth Third Bank
2.25% 6/14/21		1,530,000	1,556,572
3.85% 3/15/26		2,240,000	2,391,975
Goldman Sachs Group
3.025% 8/21/19 ●	AUD	550,000	421,278
3.55% 2/12/21	CAD	400,000	322,979
5.15% 5/22/45		2,415,000	2,643,816
5.20% 12/17/19	NZD	612,000	468,473
HSBC Holdings 2.65% 1/5/22		2,615,000	2,608,007
Huntington Bancshares 2.30% 1/14/22		1,595,000	1,591,079
ICICI Bank 144A 4.00% 3/18/26 #		2,230,000	2,318,143
Industrial & Commercial Bank of China
2.635% 5/26/21		2,340,000	2,381,090
JPMorgan Chase & Co.
1.373% 1/28/19 ●		1,124,000	1,126,110
2.95% 10/1/26		800,000	803,106
3.50% 12/18/26	GBP	264,000	388,961
4.25% 11/2/18	NZD	1,840,000	1,369,172
4.25% 10/1/27		12,310,000	13,237,078
KeyBank
3.40% 5/20/26		3,795,000	3,886,406
6.95% 2/1/28		4,255,000	5,562,391
KeyCorp 5.00% 12/29/49 ●		4,315,000	4,261,063
KFW
1.50% 6/15/21		2,270,000	2,279,999
5.25% 5/19/17	NOK	1,000,000	128,272
Morgan Stanley
1.565% 1/24/19 ●		1,126,000	1,130,379
3.125% 8/5/21	CAD	972,000	774,636
3.125% 7/27/26		4,140,000	4,173,513
3.95% 4/23/27		6,390,000	6,651,287
5.00% 9/30/21	AUD	1,087,000	901,923
National City Bank 1.203% 6/7/17 ●		1,905,000	1,905,516
Nationwide Building Society 144A
4.00% 9/14/26 #		4,430,000	4,418,770
PNC Bank
2.45% 11/5/20		250,000	256,055
2.60% 7/21/20		705,000	727,700
6.875% 4/1/18		5,710,000	6,151,817
Royal Bank of Scotland Group
3.875% 9/12/23		4,185,000	4,124,209
8.625% 12/29/49 ●		2,065,000	2,026,281
Santander UK Group Holdings
2.875% 10/16/20		1,000,000	1,009,585
3.125% 1/8/21		1,035,000	1,055,500
State Street
2.55% 8/18/20		2,245,000	2,329,601
3.10% 5/15/23		1,360,000	1,414,201
3.55% 8/18/25		2,125,000	2,306,607
SunTrust Banks
2.35% 11/1/18		685,000	697,150
3.30% 5/15/26		1,245,000	1,272,628
SVB Financial Group 3.50% 1/29/25		1,350,000	1,366,317
Swedbank 144A 2.65% 3/10/21 #		2,585,000	2,668,245
Toronto-Dominion Bank
2.125% 4/7/21		1,755,000	1,777,127
2.50% 12/14/20		2,515,000	2,587,731
3.625% 9/15/31 ●		1,695,000	1,702,602
Turkiye Garanti Bankasi 144A
6.25% 4/20/21 #		1,350,000	1,425,967
U.S. Bancorp
2.375% 7/22/26		2,295,000	2,269,571
3.10% 4/27/26		195,000	201,681
3.60% 9/11/24		2,640,000	2,832,327
UBS Group Funding Jersey
144A 2.65% 2/1/22 #		4,005,000	4,002,481
144A 3.00% 4/15/21 #		965,000	992,166
144A 4.125% 9/24/25 #		2,265,000	2,378,148
144A 4.125% 4/15/26 #		2,675,000	2,818,270
USB Capital IX 3.50% 10/29/49 ●		7,185,000	6,161,138
Wells Fargo & Co.
3.00% 7/27/21	AUD	1,788,000	1,374,544
3.50% 9/12/29	GBP	654,000	974,207
Woori Bank 144A 4.75% 4/30/24 #		1,550,000	1,679,746
Zions Bancorporation 4.50% 6/13/23		2,150,000	2,250,164
			215,680,953
Basic Industry – 3.16%
Air Liquide Finance 144A
2.50% 9/27/26 #		2,935,000	2,957,115
Ardagh Packaging Finance 144A
4.625% 5/15/23 #		645,000	651,450
Ball 5.25% 7/1/25		1,610,000	1,740,813
BHP Billiton Finance
3.00% 3/30/20	AUD	630,000	485,881

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-6

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
BHP Billiton Finance
3.25% 9/25/24	GBP	325,000	$473,984
BHP Billiton Finance USA 144A
6.25% 10/19/75 #●		1,430,000	1,551,550
CCL Industries 144A 3.25% 10/1/26 #		1,570,000	1,579,120
Cemex 144A 7.25% 1/15/21 #		935,000	1,003,723
CF Industries 6.875% 5/1/18		3,830,000	4,121,482
Crown Americas 144A 4.25% 9/30/26 #		870,000	872,175
Dow Chemical 8.55% 5/15/19		9,161,000	10,750,882
Eastman Chemical 4.65% 10/15/44		6,170,000	6,319,481
Georgia-Pacific 8.00% 1/15/24		5,305,000	7,043,555
International Paper
4.40% 8/15/47		4,515,000	4,585,046
5.15% 5/15/46		2,305,000	2,566,394
INVISTA Finance 144A
4.25% 10/15/19 #		2,465,000	2,465,197
Lundin Mining 144A 7.50% 11/1/20 #		1,195,000	1,275,663
MMC Norilsk Nickel
144A 5.55% 10/28/20 #		962,000	1,032,947
144A 6.625% 10/14/22 #		1,095,000	1,241,178
NOVA Chemicals 144A 5.00% 5/1/25 #		3,039,000	3,084,585
OCP
144A 4.50% 10/22/25 #		2,125,000	2,160,774
144A 6.875% 4/25/44 #		640,000	728,262
PolyOne 5.25% 3/15/23		812,000	844,577
Rio Tinto Finance USA 3.75% 6/15/25		3,005,000	3,238,810
Southern Copper 5.875% 4/23/45		2,580,000	2,579,033
Suzano Austria 144A 5.75% 7/14/26 #		2,260,000	2,282,826
Suzano Trading 144A 5.875% 1/23/21 #		1,505,000	1,580,250
Vale Overseas 5.875% 6/10/21		1,970,000	2,067,515
WR Grace 144A 5.125% 10/1/21 #		345,000	367,425
			71,651,693
Brokerage – 0.20%
Affiliated Managers Group
3.50% 8/1/25		2,115,000	2,106,513
Jefferies Group
6.45% 6/8/27		893,000	1,012,959
6.50% 1/20/43		585,000	612,523
Lazard Group 6.85% 6/15/17		878,000	906,035
			4,638,030
Capital Goods – 1.52%
Cemex Finance 144A 6.00% 4/1/24 #		1,600,000	1,644,000
Cia Brasileira de Aluminio 144A
6.75% 4/5/21 #		1,525,000	1,623,973
Eagle Materials 4.50% 8/1/26		125,000	126,885
Fortive 144A 3.15% 6/15/26 #		2,360,000	2,431,989
Fortune Brands Home & Security
3.00% 6/15/20		1,310,000	1,350,111
General Electric
2.10% 12/11/19		795,000	814,790
144A 3.80% 6/18/19 #		1,555,000	1,658,266
5.55% 5/4/20		1,295,000	1,469,936
6.00% 8/7/19		2,675,000	3,023,783
LafargeHolcim Finance US
144A 3.50% 9/22/26 #		3,505,000	3,607,136
144A 4.75% 9/22/46 #		895,000	929,234
Lockheed Martin 3.55% 1/15/26		1,610,000	1,743,126
Masco 3.50% 4/1/21		2,785,000	2,896,400
Owens-Brockway Glass Container 144A
5.875% 8/15/23 #		1,450,000	1,561,469
Siemens Financieringsmaatschappij
144A 2.35% 10/15/26 #		4,910,000	4,855,591
144A 3.30% 9/15/46 #		640,000	624,804
St Marys Cement Canada 144A
5.75% 1/28/27 #		1,860,000	1,843,725
Union Andina de Cementos 144A
5.875% 10/30/21 #		985,000	1,036,614
Waste Management 2.40% 5/15/23		1,160,000	1,173,321
			34,415,153
Communications – 6.08%
21st Century Fox America
4.95% 10/15/45		2,955,000	3,363,393
Altice US Finance I
144A 5.375% 7/15/23 #		1,275,000	1,322,813
144A 5.50% 5/15/26 #		1,200,000	1,236,000
American Tower
2.25% 1/15/22		105,000	104,915
2.80% 6/1/20		815,000	836,719
4.00% 6/1/25		3,010,000	3,225,414
4.40% 2/15/26		1,580,000	1,733,813
American Tower Trust I 144A
3.07% 3/15/23 #		2,430,000	2,535,853
AT&T
4.125% 2/17/26		2,720,000	2,944,852
4.35% 6/15/45		1,745,000	1,725,899
144A 4.50% 3/9/48 #		8,030,000	8,105,755
Bell Canada 3.35% 3/22/23	CAD	773,000	628,729
Cablevision 144A 6.50% 6/15/21 #		1,980,000	2,069,100
CC Holdings GS V 3.849% 4/15/23		1,710,000	1,831,644
CenturyLink 5.80% 3/15/22		3,230,000	3,322,863
Charter Communications Operating
144A 4.908% 7/23/25 #		7,145,000	7,895,225
Cisco Systems
1.85% 9/20/21		2,270,000	2,285,216
2.20% 9/20/23		2,270,000	2,290,214
Columbus Cable Barbados 144A
7.375% 3/30/21 #		1,395,000	1,484,768
Comcast 2.35% 1/15/27		4,160,000	4,110,217
Crown Castle International
5.25% 1/15/23		2,190,000	2,488,037

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-7

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Communications (continued)
Crown Castle Towers 144A
4.883% 8/15/20 #		9,630,000	$10,534,811
Deutsche Telekom International Finance
144A 1.95% 9/19/21 #		1,360,000	1,360,450
144A 2.485% 9/19/23 #		6,900,000	6,921,487
6.50% 4/8/22	GBP	416,000	695,395
Digicel 144A 6.00% 4/15/21 #		480,000	426,432
Digicel Group 144A 8.25% 9/30/20 #		2,005,000	1,751,869
Equinix 5.375% 4/1/23		2,331,000	2,456,291
Frontier Communications
8.875% 9/15/20		860,000	930,950
Grupo Televisa 6.125% 1/31/46		970,000	1,067,543
GTP Acquisition Partners I 144A
2.35% 6/15/20 #		1,095,000	1,092,098
Level 3 Financing 5.375% 5/1/25		2,839,000	2,970,304
Millicom International Cellular
144A 6.00% 3/15/25 #		920,000	935,042
144A 6.625% 10/15/21 #		1,760,000	1,839,816
Myriad International Holdings 144A
5.50% 7/21/25 #		1,590,000	1,712,827
Nexstar Escrow 144A 5.625% 8/1/24 #		1,220,000	1,226,100
Ooredoo International Finance 144A
3.75% 6/22/26 #		1,335,000	1,385,229
SBA Communications 144A
4.875% 9/1/24 #		1,225,000	1,237,250
SBA Tower Trust
144A 2.24% 4/16/18 #		1,800,000	1,806,192
144A 2.898% 10/15/19 #		1,300,000	1,318,269
Sinclair Television Group 144A
5.125% 2/15/27 #		2,400,000	2,352,000
Sky 144A 3.75% 9/16/24 #		4,470,000	4,734,222
Sprint Communications
144A 7.00% 3/1/20 #		1,440,000	1,551,600
144A 9.00% 11/15/18 #		1,255,000	1,389,913
TELUS 2.80% 2/16/27		1,715,000	1,720,769
Time Warner Cable 7.30% 7/1/38		2,395,000	3,073,939
T-Mobile USA 6.125% 1/15/22		1,359,000	1,449,034
UPCB Finance IV 144A
5.375% 1/15/25 #		1,198,000	1,209,561
Verizon Communications
3.25% 2/17/26	EUR	971,000	1,338,122
4.125% 8/15/46		11,255,000	11,305,916
4.862% 8/21/46		997,000	1,121,317
Viacom 3.45% 10/4/26		1,590,000	1,592,488
Vimpel Communications 144A
7.748% 2/2/21 #		1,118,000	1,252,242
VimpelCom Holdings 144A
5.95% 2/13/23 #		1,080,000	1,122,066
Virgin Media Secured Finance 144A
5.25% 1/15/26 #		2,805,000	2,861,100
WPP Finance 2010 5.625% 11/15/43		780,000	928,911
Zayo Group 6.00% 4/1/23		1,715,000	1,809,325
			138,022,319
Consumer Cyclical – 3.17%
Adient Global Holdings 144A
4.875% 8/15/26 #		820,000	823,075
Aramark Services
144A 4.75% 6/1/26 #		2,690,000	2,710,175
144A 5.125% 1/15/24 #		2,310,000	2,408,175
Cencosud
144A 5.15% 2/12/25 #		1,240,000	1,327,034
144A 6.625% 2/12/45 #		1,115,000	1,197,086
CVS Health
2.125% 6/1/21		725,000	733,154
3.875% 7/20/25		4,625,000	5,044,071
Daimler 2.75% 12/10/18	NOK	5,560,000	717,210
Ford Motor Credit 3.096% 5/4/23		2,145,000	2,163,462
General Motors Financial
3.45% 4/10/22		5,890,000	5,981,525
3.70% 5/9/23		1,720,000	1,751,830
5.25% 3/1/26		1,045,000	1,149,813
Goodyear Tire & Rubber 5.00% 5/31/26		1,565,000	1,613,906
Hanesbrands 144A 4.875% 5/15/26 #		2,515,000	2,584,163
Hyundai Capital America
144A 2.125% 10/2/17 #		1,570,000	1,577,990
144A 2.55% 2/6/19 #		685,000	697,292
144A 2.75% 9/27/26 #		2,155,000	2,133,036
144A 3.00% 3/18/21 #		965,000	1,001,911
IHO Verwaltungs 144A PIK 4.75%
9/15/26 #❆		495,000	498,713
JD.com 3.125% 4/29/21		1,570,000	1,572,391
KFC Holding
144A 5.00% 6/1/24 #		788,000	825,430
144A 5.25% 6/1/26 #		736,000	780,160
L Brands 6.75% 7/1/36		1,345,000	1,453,434
Lowe’s 3.70% 4/15/46		3,605,000	3,734,636
Marriott International 3.125% 6/15/26		2,565,000	2,597,755
MGM Resorts International
4.625% 9/1/26		990,000	970,200
Sally Holdings 5.75% 6/1/22		47,000	49,233
Starbucks 2.45% 6/15/26		1,320,000	1,342,321
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25		2,230,000	2,340,490
4.50% 10/1/34		410,000	431,142
Target 3.625% 4/15/46		3,715,000	3,844,936
Tempur Sealy International 144A
5.50% 6/15/26 #		800,000	826,000
Toyota Credit Canada 2.05% 5/20/20	CAD	400,000	310,972
Toyota Finance Australia
3.04% 12/20/16	NZD	2,070,000	1,505,468
Toyota Motor Credit 2.80% 7/13/22		755,000	793,417

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-8

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Walgreens Boots Alliance
3.10% 6/1/23		8,780,000	$9,069,389
3.45% 6/1/26		2,675,000	2,782,540
4.80% 11/18/44		645,000	713,840
			72,057,375
Consumer Non-Cyclical – 6.40%
AbbVie
3.20% 5/14/26		3,595,000	3,646,743
4.45% 5/14/46		2,000,000	2,097,436
Actavis Funding
3.45% 3/15/22		1,095,000	1,150,960
3.80% 3/15/25		8,015,000	8,497,671
Altria Group 3.875% 9/16/46		2,035,000	2,120,590
Amgen 4.00% 9/13/29	GBP	341,000	535,927
Anheuser-Busch InBev Finance
3.65% 2/1/26		12,020,000	12,934,530
Arcor SAIC 144A 6.00% 7/6/23 #		1,240,000	1,323,700
AstraZeneca 3.375% 11/16/25		3,125,000	3,341,347
Becle 144A 3.75% 5/13/25 #		3,435,000	3,509,248
Becton Dickinson & Co. 6.375% 8/1/19		3,600,000	4,064,778
Biogen
4.05% 9/15/25		5,375,000	5,862,824
5.20% 9/15/45		1,980,000	2,338,247
BRF 144A 4.35% 9/29/26 #		2,170,000	2,135,280
Celgene 3.25% 8/15/22		2,855,000	3,000,505
ESAL 144A 6.25% 2/5/23 #		1,035,000	1,009,125
Gruma 144A 4.875% 12/1/24 #		1,275,000	1,367,437
JBS Investments 144A
7.75% 10/28/20 #		525,000	552,563
JBS USA 144A 5.75% 6/15/25 #		430,000	424,625
Kraft Heinz Foods 3.00% 6/1/26		6,905,000	6,974,292
Kroger 3.875% 10/15/46		795,000	803,510
Mallinckrodt International Finance 144A
5.50% 4/15/25 #		2,137,000	2,040,835
Marfrig Holdings Europe 144A
8.00% 6/8/23 #		955,000	980,785
Molson Coors Brewing
2.10% 7/15/21		605,000	611,248
3.00% 7/15/26		1,690,000	1,705,215
4.20% 7/15/46		4,950,000	5,179,640
Mylan
144A 3.15% 6/15/21 #		1,070,000	1,091,253
144A 3.95% 6/15/26 #		8,625,000	8,707,032
New York & Presbyterian Hospital
4.063% 8/1/56		1,630,000	1,762,138
Pernod Ricard
144A 3.25% 6/8/26 #		4,140,000	4,213,845
144A 4.45% 1/15/22 #		4,040,000	4,461,376
Perrigo 4.00% 11/15/23		2,870,000	2,955,308
Post Holdings 144A 5.00% 8/15/26 #		1,405,000	1,401,487
Prestige Brands 144A
5.375% 12/15/21 #		652,000	678,080
Reynolds American
4.00% 6/12/22		2,615,000	2,844,456
4.45% 6/12/25		7,910,000	8,841,086
Sigma Alimentos 144A 4.125% 5/2/26 #		1,715,000	1,723,575
Sysco 3.30% 7/15/26		6,480,000	6,731,126
Teva Pharmaceutical Finance
Netherlands III
2.20% 7/21/21		1,575,000	1,570,837
2.80% 7/21/23		8,805,000	8,841,180
Thermo Fisher Scientific 3.00% 4/15/23		4,530,000	4,645,973
Transurban Finance 144A
3.375% 3/22/27 #		975,000	984,462
Zimmer Biomet Holdings
3.375% 11/30/21		1,715,000	1,798,460
4.625% 11/30/19		3,645,000	3,931,971
			145,392,706
Electric – 6.85%
AES 5.50% 4/15/25		3,197,000	3,308,895
AES Gener
144A 5.00% 7/14/25 #		1,035,000	1,076,957
144A 5.25% 8/15/21 #		645,000	685,653
144A 8.375% 12/18/73 #●		920,000	982,100
Ameren 3.65% 2/15/26		2,090,000	2,235,458
Ameren Illinois 9.75% 11/15/18		5,900,000	6,887,967
American Transmission Systems 144A
5.25% 1/15/22 #		5,410,000	6,222,842
Appalachian Power 4.45% 6/1/45		1,360,000	1,492,491
Berkshire Hathaway Energy
3.75% 11/15/23		3,405,000	3,722,789
Black Hills
3.15% 1/15/27		1,150,000	1,163,362
3.95% 1/15/26		715,000	767,115
Cleveland Electric Illuminating
5.50% 8/15/24		365,000	435,479
CMS Energy 6.25% 2/1/20		2,210,000	2,520,222
ComEd Financing III 6.35% 3/15/33 @		2,055,000	2,169,369
Commonwealth Edison 4.35% 11/15/45		2,205,000	2,529,382
Consumers Energy
3.25% 8/15/46		2,985,000	2,945,398
4.10% 11/15/45		640,000	724,738
Dominion Resources
2.85% 8/15/26		575,000	573,140
3.90% 10/1/25		3,890,000	4,193,008
DTE Energy
2.85% 10/1/26		2,120,000	2,115,442
3.30% 6/15/22		2,180,000	2,309,869
Duke Energy
2.65% 9/1/26		525,000	516,280
4.80% 12/15/45		1,615,000	1,840,987

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-9

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Electric (continued)
Duke Energy Carolinas 3.875% 3/15/46	1,160,000	$1,228,797
Emera 6.75% 6/15/76 ●	3,545,000	3,819,617
Emera US Finance 144A
4.75% 6/15/46 #	4,710,000	5,075,520
Enel 144A 8.75% 9/24/73 #●	3,057,000	3,580,511
Enel Finance International 144A
6.00% 10/7/39 #	1,275,000	1,547,053
Entergy
2.95% 9/1/26	635,000	637,363
4.00% 7/15/22	1,820,000	1,976,784
Entergy Louisiana
4.05% 9/1/23	4,045,000	4,468,540
4.95% 1/15/45	545,000	580,851
Entergy Mississippi 2.85% 6/1/28	1,835,000	1,878,728
Exelon 3.95% 6/15/25	2,445,000	2,641,977
Fortis 144A 3.055% 10/4/26 #	4,830,000	4,819,794
Great Plains Energy 4.85% 6/1/21	1,195,000	1,309,305
Indiana Michigan Power
3.20% 3/15/23	1,455,000	1,523,810
4.55% 3/15/46	590,000	666,838
IPALCO Enterprises 5.00% 5/1/18	1,365,000	1,429,837
ITC Holdings
3.25% 6/30/26	700,000	712,069
3.65% 6/15/24	1,365,000	1,437,798
Kansas City Power & Light
3.65% 8/15/25	3,445,000	3,661,808
LG&E & KU Energy 4.375% 10/1/21	3,765,000	4,155,269
Louisville Gas & Electric
4.375% 10/1/45	630,000	723,935
Massachusetts Electric 144A
4.004% 8/15/46 #	7,410,000	7,725,977
Metropolitan Edison 144A
4.00% 4/15/25 #	2,270,000	2,373,169
MidAmerican Energy 4.25% 5/1/46	2,920,000	3,339,388
National Rural Utilities Cooperative
Finance
2.70% 2/15/23	2,530,000	2,636,237
4.75% 4/30/43 ●	2,840,000	2,890,609
5.25% 4/20/46 ●	980,000	1,059,977
NextEra Energy Capital Holdings
2.40% 9/15/19	3,380,000	3,448,465
3.625% 6/15/23	1,320,000	1,402,685
NV Energy 6.25% 11/15/20	2,380,000	2,795,622
Pennsylvania Electric 5.20% 4/1/20	3,235,000	3,500,163
Perusahaan Listrik Negara 144A
5.50% 11/22/21 #	2,560,000	2,856,294
Public Service Co. of Oklahoma
5.15% 12/1/19	3,700,000	4,062,781
SCANA 4.125% 2/1/22	2,300,000	2,407,067
South Carolina Electric & Gas
4.10% 6/15/46	1,310,000	1,401,672
Southern
3.25% 7/1/26	3,415,000	3,544,288
4.40% 7/1/46	2,585,000	2,801,013
Southwestern Public Service
3.40% 8/15/46	945,000	941,353
Trans-Allegheny Interstate Line 144A
3.85% 6/1/25 #	2,055,000	2,194,931
Wisconsin Electric Power
4.30% 12/15/45	1,280,000	1,476,986
Xcel Energy 3.30% 6/1/25	3,240,000	3,424,272
		155,578,096
Energy – 3.77%
Anadarko Petroleum 5.55% 3/15/26	3,090,000	3,498,211
BP Capital Markets 3.017% 1/16/27	2,090,000	2,125,683
CNOOC Finance 2015 Australia
2.625% 5/5/20	1,530,000	1,561,741
Colorado Interstate Gas 144A
4.15% 8/15/26 #	2,400,000	2,384,182
ConocoPhillips 4.95% 3/15/26	3,805,000	4,296,905
Dominion Gas Holdings
4.60% 12/15/44	1,580,000	1,708,373
Ecopetrol
5.875% 9/18/23	1,805,000	1,951,656
7.375% 9/18/43	1,055,000	1,113,025
Empresa Nacional del Petroleo 144A
4.75% 12/6/21 #	2,090,000	2,242,029
Energy Transfer Equity 7.50% 10/15/20	1,105,000	1,218,263
Energy Transfer Partners
4.75% 1/15/26	2,270,000	2,349,550
6.125% 12/15/45	545,000	571,177
9.70% 3/15/19	2,189,000	2,512,838
EnLink Midstream Partners
2.70% 4/1/19	1,260,000	1,252,453
4.85% 7/15/26	1,175,000	1,184,614
Enterprise Products Operating
3.95% 2/15/27	2,185,000	2,294,364
7.034% 1/15/68 ●	465,000	491,407
Hess 4.30% 4/1/27	2,175,000	2,196,445
Murphy Oil USA 6.00% 8/15/23	1,485,000	1,568,531
Noble Energy 5.05% 11/15/44	1,790,000	1,773,826
Pertamina Persero
144A 4.875% 5/3/22 #	320,000	345,646
144A 5.25% 5/23/21 #	1,640,000	1,791,966
144A 5.625% 5/20/43 #	1,060,000	1,116,528
Petrobras Global Finance
4.875% 3/17/20	830,000	834,150
6.25% 3/17/24	945,000	921,375
7.875% 3/15/19	1,145,000	1,242,325
8.375% 5/23/21	1,170,000	1,281,150
8.75% 5/23/26	215,000	238,113

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-10

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Petroleos Mexicanos
6.625% 6/15/35		1,470,000	$1,503,589
144A 6.75% 9/21/47 #		905,000	907,263
Petronas Global Sukuk 144A
2.707% 3/18/20 #		1,885,000	1,929,929
Plains All American Pipeline
8.75% 5/1/19		3,490,000	4,025,530
Regency Energy Partners
5.50% 4/15/23		623,000	643,756
5.875% 3/1/22		2,705,000	2,986,079
Shell International Finance
2.875% 5/10/26		1,560,000	1,585,302
3.75% 9/12/46		4,298,000	4,254,474
4.00% 5/10/46		1,330,000	1,364,154
Sunoco Logistics Partners Operations
3.90% 7/15/26		2,270,000	2,319,338
Targa Resources Partners
144A 5.125% 2/1/25 #		1,060,000	1,063,975
144A 5.375% 2/1/27 #		1,185,000	1,195,369
Tengizchevroil Finance Co. International
144A 4.00% 8/15/26 #		2,290,000	2,271,680
Transcanada Trust 5.875% 8/15/76 ●		1,650,000	1,749,825
Williams Partners 7.25% 2/1/17		2,815,000	2,866,703
Woodside Finance
144A 3.65% 3/5/25 #		1,105,000	1,116,163
144A 3.70% 9/15/26 #		455,000	458,316
144A 8.75% 3/1/19 #		3,220,000	3,685,738
YPF
144A 8.50% 3/23/21 #		605,000	676,693
144A 8.75% 4/4/24 #		1,070,000	1,194,227
144A 31.354% 7/7/20 #●		1,510,000	1,768,210
			85,632,839
Finance Companies – 1.22%
Aercap Global Aviation Trust 144A
6.50% 6/15/45 #●		1,470,000	1,517,775
AerCap Ireland Capital 3.95% 2/1/22		5,040,000	5,178,601
Air Lease 3.00% 9/15/23		2,330,000	2,309,333
Aviation Capital Group
144A 2.875% 9/17/18 #		155,000	157,131
144A 4.875% 10/1/25 #		2,240,000	2,433,200
144A 6.75% 4/6/21 #		1,885,000	2,217,231
Corp Financiera de Desarrollo 144A
4.75% 7/15/25 #		1,705,000	1,885,559
E*TRADE Financial 5.875% 12/29/49 ●		2,655,000	2,754,563
General Electric 4.25% 1/17/18	NZD	420,000	310,567
Lazard Group 3.75% 2/13/25		1,495,000	1,507,634
Peachtree Corners Funding Trust 144A
3.976% 2/15/25 #		2,405,000	2,425,031
SMBC Aviation Capital Finance 144A
2.65% 7/15/21 #		1,835,000	1,839,567
SUAM Finance 144A 4.875% 4/17/24 #		1,405,000	1,493,515
Temasek Financial I 144A
2.375% 1/23/23 #		1,615,000	1,658,684
			27,688,391
Healthcare – 1.04%
DaVita 5.00% 5/1/25		3,911,000	3,935,444
Gilead Sciences
2.95% 3/1/27		1,975,000	1,998,392
4.15% 3/1/47		4,885,000	5,005,811
HCA
5.25% 6/15/26		1,255,000	1,336,575
5.375% 2/1/25		2,400,000	2,481,000
HealthSouth
5.125% 3/15/23		595,000	596,487
5.75% 11/1/24		455,000	473,482
5.75% 9/15/25		485,000	508,037
Shire Acquisitions Investments Ireland
2.40% 9/23/21		2,710,000	2,716,523
2.875% 9/23/23		2,590,000	2,606,542
3.20% 9/23/26		1,490,000	1,500,265
Universal Health Services 144A
5.00% 6/1/26 #		485,000	506,219
			23,664,777
Insurance – 1.54%
Berkshire Hathaway
2.75% 3/15/23		1,365,000	1,419,713
3.125% 3/15/26		2,105,000	2,215,138
Berkshire Hathaway Finance
2.90% 10/15/20		2,260,000	2,376,912
Five Corners Funding Trust 144A
4.419% 11/15/23 #		1,110,000	1,200,507
Highmark 144A 6.125% 5/15/41 #@		525,000	512,738
MetLife
3.60% 4/10/24		2,525,000	2,677,126
6.40% 12/15/36		110,000	122,031
6.817% 8/15/18		225,000	247,156
MetLife Capital Trust X 144A
9.25% 4/8/38 #		3,120,000	4,496,544
Principal Life Global Funding II 144A
3.00% 4/18/26 #		1,700,000	1,729,905
Prudential Financial
4.50% 11/15/20		795,000	877,263
5.375% 5/15/45 ●		1,730,000	1,807,850
TIAA Asset Management Finance
144A 2.95% 11/1/19 #		1,885,000	1,943,710
144A 4.125% 11/1/24 #		8,145,000	8,601,447
USI 144A 7.75% 1/15/21 #		268,000	273,360
XLIT
4.45% 3/31/25		1,385,000	1,408,341
5.50% 3/31/45		2,045,000	2,007,724
6.50% 12/29/49 ●		1,410,000	1,060,828
			34,978,293

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-11

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media – 0.76%
CCO Holdings
144A 5.125% 5/1/23 #	1,150,000	$1,203,187
144A 5.50% 5/1/26 #	1,025,000	1,071,125
CSC Holdings
5.25% 6/1/24	987,000	940,117
144A 5.50% 4/15/27 #	1,780,000	1,824,500
DISH DBS 5.00% 3/15/23	889,000	866,775
Gray Television 144A
5.125% 10/15/24 #	1,135,000	1,116,556
SFR Group 144A 6.00% 5/15/22 #	1,840,000	1,883,700
Sirius XM Radio
144A 5.375% 4/15/25 #	3,756,000	3,887,461
144A 5.375% 7/15/26 #	75,000	77,250
Tribune Media 5.875% 7/15/22	1,347,000	1,369,731
VTR Finance 144A 6.875% 1/15/24 #	2,775,000	2,905,425
		17,145,827
Natural Gas – 0.60%
KeySpan Gas East 144A
2.742% 8/15/26 #	2,510,000	2,543,782
NiSource Finance 6.125% 3/1/22	2,120,000	2,532,571
Southern Gas Co. Capital
3.25% 6/15/26	1,565,000	1,620,403
3.95% 10/1/46	6,815,000	6,918,676
		13,615,432
Real Estate Investment Trusts – 1.33%
Alexandria Real Estate Equities
3.95% 1/15/27	750,000	786,307
AvalonBay Communities 2.95% 5/11/26	3,185,000	3,189,248
Corporate Office Properties
3.60% 5/15/23	1,750,000	1,751,484
5.25% 2/15/24	1,755,000	1,908,631
CubeSmart 3.125% 9/1/26	2,200,000	2,194,914
DDR
7.50% 4/1/17	1,075,000	1,106,656
7.875% 9/1/20	1,015,000	1,220,068
Education Realty Operating Partnership
4.60% 12/1/24	2,190,000	2,286,459
Hospitality Properties Trust
4.50% 3/15/25	2,025,000	2,069,183
Host Hotels & Resorts
3.75% 10/15/23	710,000	720,133
4.50% 2/1/26	1,680,000	1,771,899
Kite Realty Group 4.00% 10/1/26	795,000	802,946
MGM Growth Properties Operating
Partnership 144A 4.50% 9/1/26 #	1,790,000	1,798,950
PLA Administradora Industrial 144A
5.25% 11/10/22 #	1,590,000	1,625,775
Sovran Acquisition 3.50% 7/1/26	1,620,000	1,656,583
Trust F/1401 144A 5.25% 1/30/26 #	1,470,000	1,531,005
UDR
2.95% 9/1/26	1,225,000	1,218,514
4.00% 10/1/25	710,000	766,968
WP Carey 4.60% 4/1/24	1,680,000	1,758,258
		30,163,981
Services – 0.32%
AECOM 5.875% 10/15/24	1,314,000	1,409,265
GEO Group
5.125% 4/1/23	770,000	658,350
5.875% 10/15/24	750,000	648,750
United Rentals North America
4.625% 7/15/23	110,000	113,163
5.50% 7/15/25	3,445,000	3,526,818
5.75% 11/15/24	73,000	76,103
5.875% 9/15/26	795,000	822,825
		7,255,274
Technology – 1.74%
Activision Blizzard 144A
3.40% 9/15/26 #	2,995,000	3,014,009
Apple 3.85% 8/4/46	2,895,000	2,968,744
CDK Global 4.50% 10/15/24	1,660,000	1,661,575
Diamond 1 Finance 144A
6.02% 6/15/26 #	5,280,000	5,799,026
Fidelity National Information Services
3.00% 8/15/26	2,040,000	2,024,245
5.00% 10/15/25	3,195,000	3,650,041
First Data
144A 5.75% 1/15/24 #	3,265,000	3,367,031
144A 7.00% 12/1/23 #	1,965,000	2,082,900
Microsoft
2.40% 8/8/26	2,950,000	2,956,275
3.45% 8/8/36	2,550,000	2,603,119
NXP 144A 4.625% 6/1/23 #	1,830,000	2,006,137
Oracle 4.00% 7/15/46	2,895,000	2,999,255
Quintiles IMS 144A 5.00% 10/15/26 #	280,000	291,900
Samsung Electronics America 144A
1.75% 4/10/17 #	3,005,000	3,012,122
Tencent Holdings 144A
3.375% 5/2/19 #	1,130,000	1,171,296
		39,607,675
Transportation – 1.31%
Air Canada 2015-1 Class A Pass
Through Trust 144A 3.60%
3/15/27 #⧫	1,262,720	1,310,135
American Airlines 2014-1 Class A Pass
Through Trust 3.70% 10/1/26 ⧫	1,027,566	1,073,806
American Airlines 2015-1 Class A Pass
Through Trust 3.375% 5/1/27 ⧫	668,155	685,694
American Airlines 2015-2 Class AA Pass
Through Trust 3.60% 9/22/27 ⧫	463,765	492,170

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-12

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Transportation (continued)
American Airlines 2016-1 Class AA Pass
Through Trust 3.575% 1/15/28 ⧫	743,175	$786,836
Autoridad del Canal de Panama 144A
4.95% 7/29/35 #	1,620,000	1,846,800
Burlington Northern Santa Fe
4.70% 9/1/45	4,510,000	5,315,725
ERAC USA Finance 144A
3.30% 12/1/26 #	3,830,000	3,948,450
Norfolk Southern 2.90% 6/15/26	2,780,000	2,857,073
Penske Truck Leasing
144A 3.30% 4/1/21 #	1,815,000	1,889,094
144A 3.375% 2/1/22 #	3,565,000	3,711,703
United Airlines 2014-1 Class A Pass
Through Trust 4.00% 4/11/26 ⧫	796,606	855,356
United Airlines 2014-2 Class A Pass
Through Trust 3.75% 9/3/26 ⧫	1,342,810	1,414,986
United Airlines 2016-1 Class AA Pass
Through Trust 3.10% 7/7/28 ⧫	1,110,000	1,136,473
United Parcel Service 5.125% 4/1/19	2,180,000	2,390,682
		29,714,983
Utilities – 0.23%
AES Andres 144A 7.95% 5/11/26 #	1,200,000	1,282,500
AmeriGas Partners 5.875% 8/20/26	1,085,000	1,152,813
Calpine
5.375% 1/15/23	747,000	747,934
5.50% 2/1/24	1,998,000	1,983,015
		5,166,262
Total Corporate Bonds
(cost $1,118,855,076)		1,153,280,969

Municipal Bonds – 0.97%
Bay Area Toll Authority
(Taxable Build America Bonds)
6.907% 10/1/50	2,115,000	3,403,392
Commonwealth of Massachusetts
Series B 5.00% 7/1/26	425,000	553,665
Series C 5.00% 10/1/25	1,090,000	1,405,119
Series D 5.00% 4/1/26	375,000	486,611
Dallas, Texas Area Rapid Transit
Series A 5.00% 12/1/46	1,760,000	2,110,522
New Jersey Turnpike Authority
Series E 5.00% 1/1/45	1,735,000	2,052,314
(Taxable Build America Bonds)
7.102% 1/1/41	1,160,000	1,772,805
Series F 7.414% 1/1/40	555,000	872,893
New York City, New York
Series C 5.00% 8/1/26	810,000	1,044,155
Series C 5.00% 8/1/27	450,000	575,609
Oregon State Taxable Pension
(Taxable Build America Bonds)
5.892% 6/1/27	5,000	6,487
South Carolina Public Service Authority
(Taxable) Series D 4.77% 12/1/45	680,000	777,458
State of California Various Purposes
5.00% 9/1/26	1,165,000	1,512,904
(Taxable Build America Bonds) 7.55%
4/1/39	1,685,000	2,698,325
Texas Water Development Board
Series A 5.00% 10/15/45	580,000	706,649
(Taxable Build America Bonds) 5.00%
10/15/46	1,590,000	1,939,959
Total Municipal Bonds
(cost $21,462,948)		21,918,867

Non-Agency Asset-Backed
Securities – 2.46%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	668,642	687,418
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	3,165,000	3,176,430
Series 2014-4 A2 1.43% 6/17/19	3,450,000	3,455,993
American Express Credit Account Master
Trust
Series 2013-2 A 0.944% 5/17/21 ●	960,000	963,004
Avis Budget Rental Car Funding AESOP
Series 2013-1A A 144A
1.92% 9/20/19 #	1,850,000	1,849,533
Series 2014-1A A 144A
2.46% 7/20/20 #	2,775,000	2,803,142
Bank of America Credit Card Trust
Series 2014-A3 A 0.814% 1/15/20 ●	1,745,000	1,746,932
California Republic Auto Receivables
Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	96,539	96,636
Capital One Multi-Asset Execution Trust
Series 2007-A5 A5 0.564% 7/15/20 ●	2,900,000	2,897,404
Series 2016-A1 A1 0.974% 2/15/22 ●	1,000,000	1,006,122
Citibank Credit Card Issuance Trust
Series 2014-A9 A9
0.796% 11/23/18 ●	1,575,000	1,575,307
CNH Equipment Trust
Series 2016-B A2B
0.924% 10/15/19 ●	415,000	415,500
Discover Card Execution Note Trust
Series 2013-A1 A1 0.824% 8/17/20 ●	1,010,000	1,012,134
Series 2016-A4 A4 1.39% 3/15/22	1,630,000	1,632,294
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	1,665,000	1,666,350
Ford Credit Auto Owner Trust
Series 2016-2 A 144A
2.03% 12/15/27 #	2,250,000	2,269,350

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-13

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed
Securities (continued)
Golden Credit Card Trust
Series 2014-2A A 144A
0.974% 3/15/21 #●	1,195,000	$1,194,530
Series 2015-2A A 144A
2.02% 4/15/22 #	1,485,000	1,505,289
GreatAmerica Leasing Receivables
Funding
Series 2013-1 B 144A
1.44% 5/15/18 #	305,000	305,064
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	2,928,000	2,716,329
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	525,000	526,270
Hyundai Auto Lease Securitization Trust
Series 2015-A A3 144A
1.42% 9/17/18 #	3,400,000	3,406,137
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 1.084% 7/16/18 ●	1,315,000	1,315,705
Mercedes-Benz Master Owner Trust
Series 2016-AA A 144A
1.104% 5/15/20 #●	1,665,000	1,670,169
Morgan Stanley ABS Capital I Trust
Series 2005-HE5 M1
1.155% 9/25/35 ●	1,068,884	1,065,140
Navistar Financial Dealer Note Master
Owner Trust II
Series 2016-1 A 144A
2.146% 9/27/21 #●	1,125,000	1,125,000
New Century Home Equity Loan Trust
Series 2005-2 M1 1.17% 6/25/35 ●	559,399	555,954
Nissan Auto Lease Trust
Series 2015-B A2B
1.054% 12/15/17 ●	1,181,044	1,182,629
Penarth Master Issuer
Series 2015-1A A1 144A
0.931% 3/18/19 #●	885,000	884,469
PFS Financing
Series 2015-AA A 144A
1.144% 4/15/20 #●	750,000	744,181
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A
1.19% 7/23/18 #	1,740,000	1,742,432
Synchrony Credit Card Master Note
Trust
Series 2012-6 A 1.36% 8/17/20	1,865,000	1,868,695
Series 2015-2 A 1.60% 4/15/21	1,730,000	1,737,905
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	5,050,000	$5,045,835
Total Non-Agency Asset-Backed
Securities
(cost $55,941,891)		55,845,282

Non-Agency Collateralized Mortgage
Obligations – 1.10%
American Home Mortgage Investment
Trust
Series 2005-2 5A1 5.064% 9/25/35 Φ	62,202	61,769
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	82,391	82,492
Series 2005-6 7A1 5.50% 7/25/20	66,201	63,815
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	109,775	110,517
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.904% 11/25/36 Φ	1,800,000	1,849,882
JPMorgan Mortgage Trust
Series 2014-2 B1 144A
3.433% 6/25/29 #●	857,685	854,236
Series 2014-2 B2 144A
3.433% 6/25/29 #●	320,591	311,086
Series 2014-IVR6 2A4 144A
2.50% 7/25/44 #●	1,050,000	1,061,047
Series 2015-1 B1 144A
2.66% 12/25/44 #●	1,436,441	1,420,637
Series 2015-1 B2 144A
2.66% 12/25/44 #●	1,194,566	1,162,332
Series 2015-4 B1 144A
3.631% 6/25/45 #●	1,120,563	1,091,026
Series 2015-4 B2 144A
3.631% 6/25/45 #●	803,882	767,081
Series 2015-5 B2 144A
2.892% 5/25/45 #●	1,107,476	1,039,740
Series 2015-6 B1 144A
3.642% 10/25/45 #●	781,004	790,639
Series 2015-6 B2 144A
3.642% 10/25/45 #●	756,598	751,910
New Residential Mortgage Loan Trust
Series 2015-2A A1 144A
3.75% 8/25/55 #●	1,623,629	1,691,770
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.665% 9/25/43 #●	1,039,878	1,055,847
Series 2014-2 A4 144A
3.50% 7/25/44 #●	1,091,854	1,122,562

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-14

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Collateralized Mortgage
Obligations (continued)
Sequoia Mortgage Trust
Series 2015-1 B2 144A
3.879% 1/25/45 #●	866,111	$864,818
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	1,574,630	1,591,824
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	1,616,903	1,636,076
Series 2016-1 A1B 144A
2.75% 2/25/55 #●	1,101,646	1,113,840
Series 2016-2 A1 144A
3.00% 8/25/55 #●	973,888	994,166
Series 2016-3 A1 144A
2.25% 8/25/55 #●	1,407,899	1,407,259
Washington Mutual Mortgage Pass
Through Certificates
Series 2005-1 5A2 6.00% 3/25/35 ⧫	64,957	30,237
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-2 3A1 5.75% 3/25/36	303,943	307,389
Series 2006-3 A11 5.50% 3/25/36	319,132	324,053
Series 2006-AR5 2A1
3.158% 4/25/36 ●	285,903	267,747
WinWater Mortgage Loan Trust
Series 2015-3 B1 144A
3.911% 3/20/45 #●	1,164,281	1,201,928
Total Non-Agency Collateralized
Mortgage Obligations
(cost $24,498,972)		25,027,725

Non-Agency Commercial
Mortgage-Backed
Securities – 5.01%
Banc of America Commercial Mortgage
Trust
Series 2007-4 AM 6.005% 2/10/51 ●	1,330,000	1,371,342
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-PW18 A4 5.70% 6/11/50	1,099,123	1,132,070
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.90% 12/10/49 ●	1,230,000	1,249,462
Series 2014-GC25 A4
3.635% 10/10/47	2,275,000	2,465,735
Series 2015-GC27 A5
3.137% 2/10/48	5,210,000	5,458,217
Series 2016-P3 A4 3.329% 4/15/49	1,745,000	1,856,835
Series 2016-P5 A4 2.941% 10/10/49	1,640,000	1,689,141
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	1,765,000	1,829,047
Series 2014-CR19 A5
3.796% 8/10/47	1,285,000	1,407,530
Series 2014-CR20 AM
3.938% 11/10/47	7,775,000	8,431,392
Series 2015-3BP A 144A
3.178% 2/10/35 #	3,960,000	4,152,694
Series 2015-CR23 A4
3.497% 5/10/48	3,450,000	3,702,181
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	1,345,000	1,356,090
DB-JPM
Series 2016-C1 A4 3.276% 5/10/49	3,245,000	3,451,292
Series 2016-C3 A5 2.89% 9/10/49	1,985,000	2,046,647
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	1,910,000	2,111,712
Series 2011-LC1A C 144A
5.884% 11/10/46 #●	2,000,000	2,272,753
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	5,605,000	5,967,924
GS Mortgage Securities Trust
Series 2010-C1 C 144A
5.635% 8/10/43 #●	1,010,000	1,102,464
Series 2014-GC24 A5
3.931% 9/10/47	2,970,000	3,280,247
Series 2015-GC32 A4
3.764% 7/10/48	1,240,000	1,363,657
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	825,000	824,854
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	5,930,000	5,928,952
Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A
3.087% 3/5/37 #	2,655,000	2,726,759
JPM-BB Commercial Mortgage
Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	4,160,000	4,558,565
JPM-DB Commercial Mortgage
Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	3,385,000	3,561,937
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2005-CB11 E
5.678% 8/12/37 ●	600,000	643,913

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-15

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Non-Agency Commercial
Mortgage-Backed
Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2005-LDP5 D
5.735% 12/15/44 ●		1,110,000	$1,106,816
Series 2011-C5 C 144A
5.562% 8/15/46 #●		1,100,000	1,209,981
Series 2013-LC11 B 3.499% 4/15/46		1,565,000	1,638,263
Series 2015-JP1 A5 3.914% 1/15/49		1,590,000	1,763,986
Series 2016-JP2 A4 2.822% 8/15/49		2,100,000	2,152,226
Series 2016-JP3 B 3.397% 8/15/49 ●		700,000	717,577
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31		58,066	58,054
Series 2006-C6 AJ 5.452% 9/15/39 ●		2,390,000	2,222,581
Series 2006-C6 AM 5.413% 9/15/39		176	176
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47		1,640,000	1,801,907
Series 2015-C23 A4 3.719% 7/15/50		5,490,000	6,025,523
Series 2015-C26 A5
3.531% 10/15/48		2,390,000	2,593,224
Series 2016-C29 A4 3.325% 5/15/49		1,620,000	1,723,368
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●		2,910,000	2,884,386
Series 2006-TOP21 B 144A
5.312% 10/12/52 #●		800,000	798,147
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45		1,255,000	1,316,365
Series 2014-LC18 A5
3.405% 12/15/47		570,000	606,907
Series 2015-NXS3 A4
3.617% 9/15/57		3,120,000	3,370,416
Series 2016-BNK1 A3
2.652% 8/15/49		2,575,000	2,616,729
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3
2.875% 12/15/45		3,060,000	3,184,439
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $111,670,365)			113,734,483

Regional Bonds – 0.72% Δ
Argentina – 0.11%
City of Buenos Aires Argentina 144A
7.50% 6/1/27 #		2,300,000	2,510,450
			2,510,450
Australia – 0.13%
New South Wales Treasury
4.00% 5/20/26	AUD	1,087,500	964,796
Queensland Treasury
144A 3.25% 7/21/26 #	AUD	1,228,000	1,009,412
144A 3.25% 7/21/28 #	AUD	1,291,000	1,056,119
			3,030,327
Canada – 0.33%
Province of British Columbia Canada
2.25% 6/2/26		3,290,000	3,359,755
Province of Manitoba 2.125% 6/22/26		2,455,000	2,462,583
Province of Ontario Canada
3.45% 6/2/45	CAD	1,488,000	1,321,399
Province of Quebec Canada
6.00% 10/1/29	CAD	224,000	242,855
			7,386,592
Japan – 0.15%
Japan Finance Organization for
Municipalities 144A 2.125% 4/13/21 #		3,326,000	3,360,939
			3,360,939
Total Regional Bonds
(cost $15,700,530)			16,288,308

Senior Secured Loans – 7.47% «
Accudyne Industries Borrower 1st Lien
4.00% 12/13/19		1,525,000	1,429,688
Air Medical Group Holdings Tranche B
1st Lien 4.25% 4/28/22		3,459,947	3,440,052
Albertsons Tranche B4 1st Lien
4.50% 8/22/21		1,811,028	1,824,158
Allied Universal Holdco 1st Lien
5.50% 7/28/22		2,177,881	2,186,730
Amaya Holdings 1st Lien 5.00% 8/1/21		2,507,463	2,508,248
American Airlines Tranche B1 1st Lien
3.50% 5/23/19		648,969	650,896
AMF Bowling Centers Tranche B 1st Lien
6.00% 8/17/23		1,755,000	1,753,903
Applied Systems 2nd Lien
7.50% 1/23/22 @		2,493,751	2,512,973
Ardagh Holdings USA Tranche B 1st Lien
4.00% 12/17/19		1,292,644	1,297,896
ATI Holdings Acquisition 1st Lien
5.50% 5/10/23		1,092,263	1,099,999
Avago Technologies Cayman Finance
Tranche B3 1st Lien 3.524% 2/1/23		2,466,099	2,498,466
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20		1,851,140	1,862,247
Blue Ribbon 1st Lien 5.00% 11/13/21		2,060,535	2,074,701
Boyd Gaming Tranche B 1st Lien
3.525% 8/17/23		665,000	670,320
Builders Firstsource Tranche B 1st Lien
4.75% 7/31/22		4,492,585	4,522,537

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-16

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans « (continued)
BWAY Holding Tranche B 1st Lien
5.50% 8/14/20	1,136,523	$1,143,508
Caesars Growth Properties Holdings
Tranche B 1st Lien 6.25% 5/8/21	1,916,759	1,897,592
Calpine Tranche B 1st Lien
4.00% 1/15/23	436,700	439,539
Change Healthcare Holdings 1st Lien
3.75% 11/2/18	979,144	981,714
Charter Communications Operating
Tranche H 1st Lien 3.25% 8/24/21	327,355	328,941
Charter Communications Operating
Tranche I 1st Lien 3.50% 1/24/23	982,065	989,498
CityCenter Holdings Tranche B 1st Lien
4.25% 10/16/20	1,063,133	1,071,328
Community Health Systems Tranche G
1st Lien 3.75% 12/31/19	704,817	692,189
Community Health Systems Tranche H
1st Lien 4.00% 1/27/21	1,153,679	1,134,788
CSC Holdings Tranche B 1st Lien
5.00% 10/9/22	1,226,925	1,231,526
DaVita Tranche B 1st Lien
3.50% 6/24/21	2,052,750	2,067,505
Dell International Tranche B 1st Lien
4.00% 9/7/23	2,200,000	2,215,239
Dynegy Finance IV 1st Lien
5.00% 6/27/23	1,220,000	1,229,404
ESH Hospitality Tranche B 1st Lien
3.75% 8/30/23	555,000	559,708
ExamWorks Group 1st Lien
4.75% 7/27/23	1,520,000	1,531,637
First Data Tranche B 1st Lien
4.275% 7/10/22	1,115,000	1,122,976
4.525% 3/24/21	2,939,060	2,960,268
First Eagle Holdings 1st Lien
4.838% 12/1/22	1,260,475	1,258,899
Flying Fortress Tranche B 1st Lien
3.588% 4/30/20	282,500	284,442
FMG Resources August 2006
1st Lien 3.75% 6/30/19	1,562,416	1,562,660
Frank Russell Tranche B 1st Lien
6.75% 6/1/23	3,508,208	3,488,474
Gardner Denver 1st Lien 4.25% 7/30/20	2,572,823	2,498,211
Gates Global 1st Lien 4.25% 7/6/21	2,204,343	2,175,016
Green Energy Partners Tranche B
1st Lien 6.50% 11/13/21	1,001,000	978,478
HCA Tranche B6 1st Lien
3.774% 3/17/23	404,965	410,122
Hilton Worldwide Finance Tranche B 1st
Lien 3.50% 10/26/20	292,218	293,861
Hilton Worldwide Finance Tranche B2
1st Lien 3.215% 10/25/23	2,987,264	3,012,868
Houghton International 1st Lien
4.25% 12/20/19	399,438	398,439
Hyperion Insurance Group Tranche B
1st Lien 5.50% 4/29/22	1,748,375	1,715,593
IASIS Healthcare Tranche B 1st Lien
4.50% 5/3/18	1,188,859	1,177,898
Immucor Tranche B2 1st Lien
5.00% 8/17/18	1,653,676	1,613,626
Ineos US Finance Tranche B 1st Lien
3.75% 12/15/20	2,194,979	2,203,210
4.25% 3/31/22	507,271	509,762
InVentiv Health Tranche B 1st Lien
4.75% 9/29/23	1,545,000	1,548,138
J.C. Penney Tranche B 1st Lien
5.25% 6/23/23	2,427,436	2,443,214
Keurig Green Mountain Tranche B 1st
Lien 5.25% 3/3/23	1,987,752	2,016,574
KIK Custom Products 1st Lien
6.00% 8/26/22 @	2,774,097	2,778,721
Kinetic Concepts Tranche B 1st Lien
5.00% 11/4/20	541,695	547,055
KRATON Polymers Tranche B 1st Lien
6.00% 1/6/22	1,780,000	1,795,158
Landry’s 1st Lien 4.00% 9/22/23	495,000	498,094
Landry’s Tranche B 1st Lien
4.00% 4/24/18	1,081,359	1,084,063
Level 3 Financing 1st Lien
4.00% 1/15/20	570,000	573,919
LTS Buyer 2nd Lien 8.00% 4/1/21	1,509,825	1,516,430
MGM Growth Properties Operating
Partnership Tranche B 1st Lien
4.00% 4/25/23	2,213,875	2,236,014
Micron Technology Tranche B 1st Lien
6.53% 4/26/22	433,913	439,491
Mohegan Tribal Gaming Authority
Tranche B 1st Lien 5.50% 6/15/18	3,976,908	3,976,288
MPH Acquisition Holdings Tranche B 1st
Lien 5.00% 6/7/23	1,803,516	1,828,314
NBTY Tranche B 1st Lien 5.00% 5/5/23	3,142,125	3,159,146
Neiman Marcus Group 1st Lien
4.25% 10/25/20	440,887	408,687
ON Semiconductor Tranche B 1st Lien
5.25% 3/31/23	1,410,000	1,420,183
Panda Hummel Tranche B1 1st Lien
7.00% 10/27/22	540,000	513,900
Panda Liberty Tranche B 1st Lien
7.50% 8/21/20	1,965,035	1,930,647
Petco Animal Supplies Tranche B 1st
Lien 5.00% 1/26/23	2,198,950	2,222,162
PQ 1st Lien 5.75% 11/4/22	3,368,558	3,395,927

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-17

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Senior Secured Loans « (continued)
Prime Security Services Borrower
Tranche B 1st Lien
4.75% 5/2/22		1,822,433	$1,842,935
4.75% 7/1/21		1,155,979	1,169,128
Prime Security Services Borrower
2nd Lien 9.75% 7/1/22		1,645,962	1,675,589
Prospect Medical Holdings Tranche B
1st Lien 7.00% 6/30/22		1,760,000	1,745,700
Republic of Angola (Unsecured)
7.175% 12/16/23 @=		4,110,938	3,555,961
Revlon Consumer Products Tranche B
1st Lien 4.25% 7/22/23		655,000	657,574
Reynolds Group Holdings 1st Lien
4.25% 1/21/23		1,933,696	1,941,936
4.25% 2/5/23		395,000	396,683
Sable International Finance Tranche B1
1st Lien 5.588% 12/31/22		2,105,000	2,127,366
Sable International Finance Tranche B2
1st Lien 5.83% 12/31/22		1,720,000	1,738,275
SAM Finance Lux Sarl Tranche B 1st
Lien 4.25% 12/17/20		2,836,788	2,842,995
Scientific Games International 1st Lien
6.00% 10/18/20		2,117,906	2,126,983
SFR Group 1st Lien 4.752% 1/31/23		478,797	483,436
SFR Group Tranche B 1st Lien
5.002% 1/15/24		2,817,938	2,845,238
Sinclair Television Group Tranche B1
1st Lien 3.50% 7/31/21		203,529	204,716
Solera Holdings Tranche B 1st Lien
5.75% 3/3/23		2,258,650	2,284,412
Spectrum Brands 1st Lien
5.25% 6/23/22		762,807	766,765
StandardAero Aviation Holdings 1st Lien
5.25% 7/7/22		1,615,456	1,623,197
Stardust Finance Holdings 2nd Lien
10.50% 3/13/23		545,000	543,410
Stardust Finance Holdings Tranche B 1st
Lien 6.50% 3/13/22 @		1,885,696	1,881,572
Station Casinos Tranche B 1st Lien
3.75% 6/8/23		558,600	561,532
Summit Materials Tranche B 1st Lien
4.00% 7/17/22		1,081,313	1,086,550
Telenet Financing USD Tranche B 1st
Lien 4.357% 6/30/24		450,000	454,641
T-Mobile USA Tranche B 1st Lien
3.50% 11/9/22		4,080,854	4,115,468
TransDigm Delayed Draw Tranche F 1st
Lien 3.75% 6/9/23		782,728	783,462
TransDigm Tranche E 1st Lien
3.75% 5/14/22		395,050	395,832
TransDigm Tranche F 1st Lien
3.75% 6/9/23		869,698	870,514
Tribune Media Tranche B 1st Lien
3.75% 12/27/20		1,081,313	1,090,990
Univar USA Tranche B 1st Lien
4.25% 7/1/22		347,490	348,069
Univision Communications 1st Lien
4.00% 3/1/20		482,125	483,406
Univision Communications Tranche C4
1st Lien 4.00% 3/1/20		2,751,820	2,758,700
USI 1st Lien 4.25% 12/27/19		2,053,515	2,056,725
Valeant Pharmaceuticals International 1st
Lien 5.25% 12/11/19		2,165,820	2,171,505
Valeant Pharmaceuticals International
Tranche A3 1st Lien 4.28% 10/20/18		757,371	757,560
Western Digital Tranche B 1st Lien
4.50% 4/29/23		1,324,680	1,340,825
WideOpenWest Finance Tranche B 1st
Lien 4.50% 8/19/23		2,109,659	2,103,231
Windstream Services Tranche B6 1st
Lien 5.75% 3/29/21		1,169,165	1,173,915
WireCo WorldGroup 1st Lien
6.50% 7/22/23		1,100,000	1,105,500
WireCo WorldGroup 2nd Lien
10.00% 7/11/24 @		660,000	663,300
Zekelman Industries Tranche B 1st Lien
6.00% 6/14/21		1,102,238	1,120,149
Total Senior Secured Loans
(cost $168,002,369)			169,739,603

Sovereign Bonds – 3.02% Δ
Argentina – 0.08%
Argentine Republic Government
International Bond 144A
7.125% 7/6/36 #		1,790,000	1,900,085
			1,900,085
Australia – 0.04%
Australia Government Bond
3.75% 4/21/37	AUD	900,000	823,290
			823,290
Canada – 0.02%
Canadian Government Bond
2.75% 12/1/48	CAD	496,000	482,367
			482,367
Colombia – 0.06%
Colombia Government International
Bond
4.50% 1/28/26		750,000	829,687
5.00% 6/15/45		531,000	577,463
			1,407,150

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-18

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Sovereign Bonds Δ (continued)
Croatia – 0.08%
Croatia Government International Bond
144A 6.375% 3/24/21 #		1,545,000	$1,740,736
			1,740,736
Dominican Republic – 0.08%
Dominican Republic International Bond
144A 6.875% 1/29/26 #		1,595,000	1,850,200
			1,850,200
Ecuador – 0.13%
Ecuador Government International Bond
144A 10.75% 3/28/22 #		2,800,000	2,863,000
			2,863,000
Guatemala – 0.07%
Guatemala Government Bond 144A
4.50% 5/3/26 #		1,600,000	1,674,000
			1,674,000
Hungary – 0.12%
Hungary Government International Bond
5.75% 11/22/23		2,360,000	2,783,943
			2,783,943
Indonesia – 0.15%
Indonesia Government International
Bond 144A 5.125% 1/15/45 #		600,000	685,693
Indonesia Treasury Bond
9.00% 3/15/29	IDR	30,790,000,000	2,697,752
			3,383,445
Jamaica – 0.08%
Jamaica Government International Bond
8.00% 3/15/39		1,500,000	1,807,500
			1,807,500
Mexico – 0.54%
Mexican Bonos
5.75% 3/5/26	MXN	148,204,900	7,508,201
8.50% 5/31/29	MXN	41,438,000	2,558,999
Mexico Government International Bond
3.60% 1/30/25		531,000	551,576
4.35% 1/15/47		1,700,000	1,674,500
			12,293,276
Mongolia – 0.05%
Mongolia Government International Bond
144A 10.875% 4/6/21 #		1,025,000	1,101,886
			1,101,886
New Zealand – 0.01%
New Zealand Government Bond
4.50% 4/15/27	NZD	206,000	181,249
			181,249
Paraguay – 0.08%
Paraguay Government International
Bond 144A 5.00% 4/15/26 #		1,700,000	1,844,500
			1,844,500
Peru – 0.11%
Peruvian Government International Bond
6.95% 8/12/31	PEN	8,129,000	2,618,670
			2,618,670
Poland – 0.24%
Poland Government Bond
2.50% 7/25/26	PLN	17,759,000	4,487,465
3.25% 7/25/25	PLN	3,319,000	895,953
			5,383,418
Portugal – 0.03%
Portugal Government International Bond
144A 5.125% 10/15/24 #		600,000	599,740
			599,740
Qatar – 0.10%
Qatar Government International Bond
144A 3.25% 6/2/26 #		1,415,000	1,441,729
144A 4.625% 6/2/46 #		785,000	860,143
			2,301,872
Republic of Korea – 0.14%
Inflation Linked Korea Treasury Bond
1.125% 6/10/23	KRW	3,316,494,984	3,087,278
			3,087,278
Senegal – 0.08%
Senegal Government International Bond
144A 6.25% 7/30/24 #		1,740,000	1,809,678
			1,809,678
Serbia – 0.07%
Serbia International Bond 144A
4.875% 2/25/20 #		1,635,000	1,712,532
			1,712,532
South Africa – 0.30%
South Africa Government Bond
8.00% 1/31/30	ZAR	62,735,000	4,210,717
South Africa Government International
Bond 5.875% 5/30/22		2,315,000	2,618,612
			6,829,329
Sri Lanka – 0.13%
Sri Lanka Government International Bond
144A 6.00% 1/14/19 #		900,000	930,513
144A 6.125% 6/3/25 #		2,020,000	2,071,554
			3,002,067

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-19

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Sovereign Bonds Δ (continued)
Ukraine – 0.09%
Ukraine Government International Bond
144A 7.75% 9/1/19 #		2,000,000	$1,980,080
			1,980,080
United Kingdom – 0.03%
United Kingdom Gilt 3.50% 1/22/45	GBP	340,300	643,871
			643,871
Uruguay – 0.11%
Uruguay Government International Bond
5.10% 6/18/50		2,335,000	2,428,400
			2,428,400
Total Sovereign Bonds
(cost $67,964,605)			68,533,562

Supranational Banks – 1.05%
Asian Development Bank
0.50% 3/24/20	AUD	1,279,000	918,385
European Bank for Reconstruction &
Development
7.375% 4/15/19	IDR	20,190,000,000	1,575,771
9.25% 12/2/20	IDR	23,410,000,000	1,977,543
FMS Wertmanagement AoeR
1.375% 6/8/21		1,090,000	1,089,888
Inter-American Development Bank
6.00% 9/5/17	INR	339,200,000	5,062,170
International Bank for Reconstruction &
Development
0.601% 4/17/19 ●		1,507,000	1,503,737
2.50% 11/25/24		1,507,000	1,592,536
3.50% 1/22/21	NZD	9,841,000	7,436,001
3.75% 2/10/20	NZD	1,200,000	910,189
4.625% 10/6/21	NZD	1,119,000	891,818
International Finance
3.00% 5/6/21	NZD	790,000	584,806
3.625% 5/20/20	NZD	472,000	356,773
Total Supranational Banks
(cost $23,095,403)			23,899,617

U.S. Treasury Obligations – 0.49%
U.S. Treasury Bond
2.50% 5/15/46		8,180,000	8,466,619
U.S. Treasury Notes
1.125% 7/31/21		590,000	589,216
1.625% 5/15/26		1,990,000	1,993,030
Total U.S. Treasury Obligations
(cost $11,117,875)			11,048,865

	Number of
	shares
Common Stock – 0.00%
Adelphia Recovery Trust @=†		1	0
Century Communications @=†		2,500,000	0
Total Common Stock (cost $75,684)			0

Convertible Preferred Stock – 0.22%
Bank of America 7.25% exercise price
$50.00, expiration date 12/31/49		483	589,666
Crown Castle International 4.50%
exercise price $85.77, expiration date
11/1/16		7,350	830,697
DTE Energy 6.50% exercise price
$116.31, expiration date 10/1/19		1,675	87,100
Exelon 6.50% exercise price $43.75,
expiration date 6/1/17		14,850	694,089
Huntington Bancshares 8.50% exercise
price $11.95, expiration date
12/31/49 @		714	1,035,286
T-Mobile U.S. 5.50% exercise price
$31.02, expiration date 12/15/17		8,644	674,837
Wells Fargo & Co. 7.50% exercise price
$156.71, expiration date 12/31/49		829	1,084,829
Total Convertible Preferred Stock
(cost $4,589,534)			4,996,504

Exchange-Traded Fund – 0.05%
iShares iBoxx $ High Yield Corporate
Bond ETF		13,200	1,151,832
Total Exchange-Traded Fund
(cost $1,106,317)			1,151,832

Preferred Stock – 0.50%
General Electric 5.00% ●		4,996,000	5,319,241
Integrys Energy Group 6.00% ●		84,450	2,314,986
PNC Preferred Funding Trust II
2.073% #●		3,700,000	3,542,750
USB Realty 144A 1.827% #●		300,000	270,000
Total Preferred Stock
(cost $10,540,274)			11,446,977

	Principal
	amount°
Short-Term Investments – 4.08%
Discount Notes – 1.34% ≠
Federal Home Loan Bank
0.275% 10/12/16		1,160,786	1,160,734
0.28% 10/20/16		1,138,026	1,137,929
0.285% 11/10/16		3,703,456	3,702,633
0.30% 11/3/16		1,138,026	1,137,820
0.306% 11/1/16		18,508,086	18,504,959
0.31% 1/25/17		4,664,745	4,660,906
			30,304,981

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-20

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 1.64%
Bank of America Merrill Lynch
0.39%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $10,272,372 (collateralized by
U.S. government obligations
0.125% 4/15/21;
market value $10,477,485)	10,272,039	$10,272,039
Bank of Montreal
0.38%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $17,120,606 (collateralized by
U.S. government obligations
0.00%–4.625%
11/10/16–2/15/45; market value
$17,462,466)	17,120,064	17,120,064
BNP Paribas
0.45%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $9,932,070 (collateralized by
U.S. government obligations
0.00%–2.625%
10/31/17–8/15/40; market value
$10,130,535)	9,931,897	9,931,897
		37,324,000
U.S. Treasury Obligations – 1.10% ≠
U.S. Treasury Bills
0.168% 10/6/16	6,563,109	6,563,063
0.249% 11/3/16	18,508,086	18,505,144
		25,068,207
Total Short-Term Investments
(cost $92,692,657)		92,697,188

Total Value of Securities – 101.11%
(cost $2,249,660,697)		2,296,140,492
Liabilities Net of Receivables and Other Assets – (1.11%)✤		(25,289,918)
Net Assets Applicable to 216,288,040 Shares Outstanding – 100.00%		$2,270,850,574
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2016, the aggregate value of Rule 144A securities was $554,672,135, which represents 24.43% of the Series’ net assets.

@	Illiquid security. At Sept. 30, 2016, the aggregate value of illiquid securities was $21,881,011, which represents 0.96% of the Series’ net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

✤	Of this amount, $2,068,000 represents cash collateral for certain derivatives as of Sept. 30, 2016.
❆	100% of the income received was in the form of cash.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At September 30, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Series’ net assets.

≠	The rate shown is the effective yield at the time of purchase.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
†	Non-income-producing security.
●	Variable rate security. Each rate shown is as of Sept. 30, 2016. Interest rates reset periodically.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2016.

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-21

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

Unfunded Commitments

The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. As of Sept. 30, 2014, the Series had the following unfunded loan commitments:

				Unrealized
				Appreciation
Borrower	Unfunded Amount	Cost	Value	(Depreciation)
Allied Universal Holdco	$432,119	$427,798	$433,875	$6,077

The following foreign currency exchange contracts and futures contracts were outstanding at Sept. 30, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(8,364,644)	USD	6,412,754	10/28/16	$15,147
BAML	CAD	(5,044,050)	USD	3,817,115	10/28/16	(28,408)
BAML	EUR	3,732,679	USD	(4,196,501)	10/28/16	2,241
BAML	JPY	(69,867,366)	USD	696,868	10/28/16	7,054
BAML	NZD	(9,630,576)	USD	7,048,041	10/28/16	43,891
BB	COP	7,025,460,046	USD	(2,423,332)	10/28/16	(472)
BNP	AUD	(2,477,456)	USD	1,897,362	10/28/16	2,507
BNP	INR	78,396,297	USD	(1,175,356)	10/28/16	(2,748)
BNP	NOK	(2,498,977)	USD	307,687	10/28/16	(4,930)
BNYM	CAD	(6,720)	USD	5,119	10/3/16	(3)
CITI	ZAR	(17,438,831)	USD	1,288,177	10/28/16	24,329
HSBC	GBP	(250,245)	USD	325,992	10/28/16	1,444
JPMC	KRW	(3,144,599,940)	USD	2,863,282	10/28/16	9,569
JPMC	PLN	(2,687,620)	USD	703,441	10/28/16	1,068
JPMC	SEK	2,366,400	USD	(275,961)	10/28/16	280
TD	EUR	(2,426,230)	USD	2,725,813	10/28/16	(3,356)
TD	INR	82,471,496	USD	(1,236,917)	10/28/16	(3,354)
TD	JPY	178,236,099	USD	(1,779,981)	10/28/16	(20,220)
TD	MXN	(19,712,560)	USD	1,010,830	10/28/16	(2,397)
TD	NZD	(5,673,818)	USD	4,135,373	10/28/16	8,905
TD	ZAR	(33,670,000)	USD	2,485,228	10/28/16	45,056
UBS	IDR	(66,775,136,435)	USD	5,152,402	10/28/16	39,043
						$134,646

Futures Contracts					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(475)	U.S. Treasury 10 yr Notes	$(62,025,108)	$(62,284,375)	12/21/16	$(259,267)
608	U.S. Treasury Long Bonds	101,940,532	102,239,000	12/21/16	298,468
		$39,915,424			$39,201

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-22

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BNYM – Bank of New York Mellon
CAD – Canadian Dollar
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
COP – Colombian Peso
DB – Deutsche Bank
ETF – Exchange Traded Fund
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
INR – Indian Rupee
JPM-BB – JPMorgan Barclays Bank
JPMC – JPMorgan Chase Bank
JPM-DB – JPMorgan Deutsche Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
PIK – Payment-in-Kind
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U. S. Dollar
yr – Year
WF – Wells Fargo
ZAR – South African Rand

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-23

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes
September 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust (Trust)-Delaware VIP Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Sept. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation of	Depreciation of	Appreciation of
Investments	Investments	Investments	Investments
$2,250,088,496	$60,585,202	$(14,099,331)	$46,485,871

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-24

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities[1]	$—	$641,185,088	$—	$641,185,088
Collateralized Debt Obligations	—	41,795,808	—	41,795,808
Corporate Debt	—	1,191,438,273	—	1,191,438,273
Foreign Debt	—	108,721,487	—	108,721,487
Municipal Bonds	—	21,918,867	—	21,918,867
Senior Secured Loans[1]	—	162,063,506	7,676,097	169,739,603
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	4,406,838	589,666	—	4,996,504
Exchange-Traded Fund	1,151,832	—	—	1,151,832
Preferred Stock[1]	2,314,986	9,131,991	—	11,446,977
U.S. Treasury Obligations	—	11,048,865	—	11,048,865
Short-Term Investments	—	92,697,188	—	92,697,188
Total Value of Securities	$7,873,656	$2,280,590,739	$7,676,097	$2,296,140,492
Foreign Currency Exchange Contracts	$—	$134,646	$—	$134,646
Futures Contracts	39,201	—	—	39,201
Swap Contracts	—	67,486	—	67,486

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	95.48%	4.52%	100.00%
Convertible Preferred Stock	88.20%	11.80%	—	100.00%
Preferred Stock	20.22%	79.78%	—	100.00%

During the period ended Sept. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 866 [9/16] 11/16 (18009)	Diversified Income Series-25

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Schedule of investments
September 30, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 95.91% Δ
Argentina – 4.72%
Arcos Dorados Holdings Class A @†	449,841	$2,370,662
Cresud ADR @†	326,450	5,830,397
Grupo Clarin Class B GDR 144A #@	209,100	5,420,750
IRSA Inversiones y Representaciones ADR @†	430,000	8,165,700
Pampa Energia ADR †	44,500	1,441,800
YPF ADR	106,800	1,945,896
		25,175,205
Bahrain – 0.07%
Aluminum Bahrain GDR 144A #@	91,200	357,978
		357,978
Brazil – 14.31%
Aes Tiete Energia	330,193	1,651,904
B2W Cia Digital @†	1,927,799	9,448,862
Banco Bradesco ADR	660,000	5,986,200
Banco Santander Brasil ADR	476,000	3,189,200
Braskem ADR	78,499	1,207,315
BRF ADR	341,500	5,825,990
Centrais Eletricas Brasileiras †	711,800	4,206,693
Cia Brasileira de Distribuicao ADR	395,790	6,486,998
Cia Hering	514,500	2,849,237
Cyrela Brazil Realty Empreendimentos e Participacoes	266,900	837,102
Fibria Celulose ADR	450,000	3,181,500
Gerdau @	389,400	777,088
Gerdau ADR	444,900	1,210,128
Hypermarcas	553,000	4,783,263
Itau Unibanco Holding ADR	665,500	7,280,570
JBS	393,784	1,431,215
Petroleo Brasileiro ADR †	488,906	4,561,493
Rumo Logistica Operadora Multimodal †	166,548	323,146
Telefonica Brasil ADR	350,000	5,064,500
TIM Participacoes ADR	500,000	6,120,000
		76,422,404
Chile – 0.76%
Sociedad Quimica y Minera de Chile
ADR	150,000	4,035,000
		4,035,000
China/Hong Kong – 26.20%
Alibaba Group Holding ADR †	70,000	7,405,300
Baidu ADR †	130,000	23,669,100
China Mengniu Dairy	1,448,000	2,710,150
China Mobile ADR	200,000	12,304,000
China Petroleum & Chemical	2,260,000	1,668,468
China Petroleum & Chemical ADR	42,234	3,118,981
Ctrip.com International ADR †	319,400	14,874,458
First Pacific	3,185,195	2,275,148
Fosun International	131,708	199,446
JD.com ADR †	91,700	2,392,453
Kunlun Energy	4,622,900	3,573,603
PetroChina Class H	3,000,000	1,988,575
PetroChina ADR	40,000	2,672,000
Qunar Cayman Islands ADR †	42,500	1,232,500
SINA †	200,000	14,766,000
Sohu.com @†	491,279	21,739,096
Tencent Holdings	412,500	11,468,340
Tianjin Development Holdings @	35,950	17,300
Tingyi Cayman Islands Holding	1,706,000	1,984,726
TravelSky Technology	3,700,441	8,832,239
Weibo ADR †	20,000	1,002,800
		139,894,683
France – 1.43%
Sanofi ADR	200,000	7,638,000
		7,638,000
India – 5.98%
Cairn India	473,000	1,428,824
Indiabulls Real Estate GDR †	44,628	61,810
Makemytrip †	100,000	2,360,000
RattanIndia Infrastructure GDR @=†	131,652	6,525
Reliance Communications †	1,194,362	834,704
Reliance Industries	800,000	13,056,716
Reliance Industries GDR 144A #	430,000	14,104,000
Sify Technologies ADR @	91,200	93,024
		31,945,603
Indonesia – 0.31%
Tambang Batubara Bukit Asam Persero	2,241,097	1,659,367
		1,659,367
Malaysia – 1.18%
Hong Leong Bank	1,549,790	4,925,503
UEM Sunrise	4,748,132	1,358,829
		6,284,332
Mexico – 5.91%
America Movil Class L ADR	210,742	2,410,888
Cemex ADR †	486,720	3,864,557
Fomento Economico Mexicano ADR	98,307	9,048,176
Grupo Financiero Banorte Class O	754,700	3,961,934
Grupo Lala	606,200	1,156,766
Grupo Televisa ADR	432,500	11,110,925
		31,553,246
Peru – 0.33%
Cia de Minas Buenaventura ADR †	125,440	1,736,090
		1,736,090
Poland – 0.07%
Jastrzebska Spolka Weglowa †	26,987	372,844
		372,844
Republic of Korea – 16.57%
CJ	45,695	7,758,771
Hite Jinro	150,000	3,079,004
KB Financial Group ADR	165,996	5,678,723
KCC	3,272	1,179,113
LG Display ADR	188,309	2,395,290

NQ-VIP-868 [9/16] 11/16 (18007)	Emerging Markets Series-1

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Common Stock Δ (continued)
Republic of Korea (continued)
LG Electronics	62,908	$2,747,345
LG Uplus	500,000	5,347,288
Lotte Chilsung Beverage @	8	11,639
Lotte Confectionery @	29,040	4,647,999
Samsung Electronics	19,654	28,631,208
Samsung Life Insurance	71,180	6,835,803
Samsung SDI	17,625	1,548,116
SK Communications †	95,525	316,581
SK Telecom	16,491	3,381,325
SK Telecom ADR	660,000	14,916,000
		88,474,205
Russia – 5.89%
Chelyabinsk Zinc Plant GDR @†	69,200	621,492
Enel OGK-5 GDR †	15,101	10,100
Etalon Group GDR 144A #@=	354,800	975,700
Gazprom ADR	783,900	3,304,359
Lukoil (London International Exchange) ADR	133,500	6,509,846
MegaFon GDR	234,178	2,232,025
Mobile TeleSystems ADR	154,402	1,178,087
Sberbank of Russia =	3,308,402	7,657,348
Surgutneftegas ADR	294,652	1,418,999
TPlus †	25,634	195
VimpelCom ADR	963,900	3,354,372
Yandex Class A †	200,000	4,210,000
		31,472,523
South Africa – 1.64%
ArcelorMittal South Africa †	374,610	242,961
Impala Platinum Holdings †	135,751	685,956
Sasol ADR	6,663	182,033
Sun International	168,124	1,060,997
Tongaat-Hulett @	182,915	1,573,556
Vodacom Group	444,868	4,998,361
		8,743,864
Taiwan – 7.09%
Formosa Chemicals & Fibre	2,128,998	5,744,748
Hon Hai Precision Industry	1,105,707	2,798,171
MediaTek	1,045,000	8,023,423
President Chain Store	890,000	7,088,726
Taiwan Semiconductor Manufacturing	2,375,864	13,965,670
United Microelectronics ADR	139,000	257,150
		37,877,888
Thailand – 0.83%
Bangkok Bank-Foreign	638,091	3,004,446
PTT Exploration & Production - Foreign	617,051	1,442,457
		4,446,903
Turkey – 0.81%
Turkcell Iletisim Hizmetleri †	368,462	1,191,380
Turkiye Sise ve Cam Fabrikalari	2,955,292	3,131,915
		4,323,295
United Kingdom – 0.28%
Anglo American ADR †	92,815	584,735
Griffin Mining @†	1,642,873	926,293
		1,511,028
United States – 1.53%
Avon Products	241,200	1,365,192
Yahoo †	157,300	6,779,630
		8,144,822
Total Common Stock
(cost $528,425,248)		512,069,280

Exchange-Traded Fund – 1.70%
iShares MSCI Turkey	240,000	9,086,400
Total Exchange-Traded Fund
(cost $10,144,639)		9,086,400

Preferred Stock – 5.95%
Brazil – 1.80%
Braskem Class A 9.14%	288,768	2,226,927
Centrais Eletricas Brasileiras
Class B †	233,700	1,726,081
Petroleo Brasileiro Class A ADR †	403,795	3,355,536
Vale Class A 1.83%	489,400	2,328,004
		9,636,548
Republic of Korea – 2.58%
CJ 1.81% @	28,030	2,056,299
Samsung Electronics 1.62%	9,995	11,742,138
		13,798,437
Russia – 1.57%
AK Transneft @=†	3,887	8,362,667
		8,362,667
Total Preferred Stock
(cost $28,454,111)		31,797,652

NQ-VIP-868 [9/16] 11/16 (18007)	Emerging Markets Series-2

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A #@=†	100,339	$0
Lehman Oil & Natural Gas
CW 12 LEPO @=†	146,971	0
Total Participation Notes
(cost $4,952,197)		0

Total Value of Securities – 103.56%
(cost $571,976,195)		$552,953,332
Liabilities Net of Receivables and Other Assets – (3.56%)		(19,025,628)
Net Assets Applicable to 28,540,607 Shares Outstanding – 100.00%		$533,927,704
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2016, the aggregate value of Rule 144A securities was $20,858,428 which represents 3.91% of the Series’ net assets.

@	Illiquid security. At Sept. 30, 2016, the aggregate value of illiquid securities was $73,403,027, which represents 13.75% of the Series’ net assets.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At Sept. 30, 2016, the aggregate value of fair valued securities was $17,002,240 which represents 3.18% of the Series’ net assets.

Δ	Securities have been classified by country of origin.
†	Non-income-producing security.

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option

NQ-VIP-868 [9/16] 11/16 (18007)	Emerging Markets Series-3

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes
September 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust)-Delaware VIP Emerging Markets Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Sept. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of	Aggregate Unrealized	Aggregate Unrealized	Net Unrealized
Investments	Appreciation of Investments	Depreciation of Investments	Depreciation of Investments
$571,976,195	$132,724,870	$(151,747,733)	$(19,022,863)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-868 [9/16] 11/16 (18007)	Emerging Markets Series-4

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$19,754,455	$5,420,750	$—	$25,175,205
Bahrain	—	357,978	—	357,978
Brazil	76,422,404	—	—	76,422,404
Chile	4,035,000	—	—	4,035,000
China/Hong Kong	105,176,688	34,717,995	—	139,894,683
France	7,638,000	—	—	7,638,000
India	16,618,834	15,326,769	—	31,945,603
Indonesia	—	1,659,367	—	1,659,367
Malaysia	—	6,284,332	—	6,284,332
Mexico	31,553,246	—	—	31,553,246
Peru	1,736,090	—	—	1,736,090
Poland	—	372,844	—	372,844
Republic of Korea	23,306,594	65,167,611	—	88,474,205
Russia	8,742,654	22,729,869	—	31,472,523
South Africa	3,059,547	5,684,317	—	8,743,864
Taiwan	257,150	37,620,738	—	37,877,888
Thailand	1,442,457	3,004,446	—	4,446,903
Turkey	—	4,323,295	—	4,323,295
United Kingdom	1,511,028	—	—	1,511,028
United States	8,144,822	—	—	8,144,822
Exchange-Traded Fund	9,086,400	—	—	9,086,400
Preferred Stock[1]	9,636,548	22,161,104	—	31,797,652
Participation Notes	—	—	—	—
Total Value of Securities	$328,121,917	$224,831,415	$—	$552,953,332
____________________

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 30.31% and 69.69%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

As a result of utilizing international fair value pricing at Sept. 30, 2016, a portion of the Series’ common stock was categorized as Level 2.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 securities in this table.

During the period ended Sept. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-868 [9/16] 11/16 (18007)	Emerging Markets Series-5

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Schedule of investments
September 30, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 94.48% ✧
Consumer Discretionary – 17.06%
DineEquity @	318,992	$25,260,976
Dunkin’ Brands Group	590,988	30,778,655
Liberty TripAdvisor Holdings Class A †	909,648	19,875,809
Sally Beauty Holdings †	1,275,464	32,753,916
		108,669,356
Energy – 3.39%
Core Laboratories	192,055	21,573,538
		21,573,538
Financial Services – 10.35%
Affiliated Managers Group †	120,994	17,507,832
LendingClub †	1,533,252	9,475,497
LendingTree †	92,018	8,917,464
MSCI Class A	244,585	20,530,465
WisdomTree Investments	921,278	9,479,951
		65,911,209
Healthcare – 10.68%
ABIOMED †	188,798	24,275,647
athenahealth †	96,378	12,155,193
Bio-Techne	288,869	31,631,156
		68,061,996
Industrials – 7.12%
Expeditors International of Washington	329,333	16,967,236
Graco	383,484	28,377,816
		45,345,052
Real Estate – 9.28%
Equity Commonwealth †	1,178,157	35,603,905
Outfront Media	994,472	23,519,263
		59,123,168
Technology – 36.60%
Arista Networks †	121,165	10,308,718
Blackbaud	479,028	31,778,718
Ellie Mae †	95,564	10,062,889
j2 Global	402,194	26,790,142
Logitech International Class R	1,238,004	27,788,405
NIC	442,137	10,390,220
Pandora Media †	1,593,536	22,835,371
Paycom Software †	177,278	8,886,946
Quotient Technology †	596,723	7,942,383
Shutterstock †	257,895	16,427,911
VeriFone Systems †	1,019,211	16,042,381
Yelp †	364,536	15,201,151
Zebra Technologies †	412,326	28,702,013
		233,157,248
Total Common Stock
(cost $416,863,311)		601,841,567

Short-Term Investments – 5.42%
Discount Notes – 2.34% ≠
Federal Home Loan Bank
0.275% 10/12/16	2,006,398	2,006,308
0.28% 10/20/16	1,967,057	1,966,890
0.285% 11/10/16	2,463,133	2,462,586
0.30% 11/3/16	1,967,057	1,966,701
0.31% 1/25/17	2,949,405	2,946,978
0.315% 11/1/16	3,546,306	3,545,707
		14,895,170
Repurchase Agreement – 2.02%
Bank of America Merrill Lynch
0.39%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $3,553,111 (collateralized by
U.S. government obligations
0.125% 4/15/21;
market value $3,624,058)	3,552,996	3,552,996
Bank of Montreal
0.38%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $5,921,847 (collateralized by
U.S. government obligations
0.00%–4.625% 11/10/16–2/15/45;
market value $6,040,093)	5,921,660	5,921,660
BNP Paribas
0.45%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $3,435,473 (collateralized by
U.S. government obligations
0.00%–2.625% 10/31/17–8/15/40;
market value $3,504,051)	3,435,344	3,435,344
		12,910,000
U.S. Treasury Obligations – 1.06% ≠
U.S. Treasury Bills
0.231% 10/6/16	3,190,683	3,190,660
0.256% 11/3/16	3,546,306	3,545,743
		6,736,403
Total Short-Term Investments
(cost $34,539,724)		34,541,573

NQ-VIP- 874 [9/16] 11/16 (18005)	Smid Cap Growth Series-1

Delaware VIP® Smid Cap Growth Series
Schedule of investments (continued)

Total Value of Securities – 99.90%
(cost $451,403,035)	$636,383,140
Receivables and Other Assets Net of Liabilities – 0.10%	608,129
Net Assets Applicable to 23,091,535 Shares Outstanding – 100.00%	$636,991,269
____________________

@	Illiquid security. At Sept. 30, 2016, the aggregate value of illiquid securities was $25,260,976, which represents 3.97% of the Series’ net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-VIP- 874 [9/16] 11/16 (18005)	Smid Cap Growth Series-2

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Notes
September 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust (Trust) – Delaware VIP Smid Cap Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Sept. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate Unrealized	Aggregate Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$451,403,035	$205,806,945	$(20,826,840)	$184,980,105

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$574,053,162	$27,788,405	$601,841,567
Short-Term Investments	—	34,541,573	34,541,573
Total Value of Securities	$574,053,162	$62,329,978	$636,383,140

NQ-VIP- 874 [9/16] 11/16 (18005)	Smid Cap Growth Series-3

(Unaudited)

During the period ended Sept. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 874 [9/16] 11/16 (18005)	Smid Cap Growth Series-4

Delaware VIP® Trust — Delaware VIP High Yield Series
Schedule of investments
September 30, 2016 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bond – 0.21%
Clearwire Communications 144A 8.25%
exercise price $7.08, maturity date
12/1/40 #	572,000	$597,025
Total Convertible Bond
(cost $584,219)		597,025

Corporate Bonds – 88.83%
Automotive – 0.84%
American Tire Distributors 144A
10.25% 3/1/22 #	1,580,000	1,445,700
Group 1 Automotive 144A
5.25% 12/15/23 #	905,000	912,919
		2,358,619
Banking – 3.52%
Credit Suisse Group 144A
6.25% 12/29/49 #●	1,515,000	1,438,303
JPMorgan Chase 6.75% 8/29/49 ●	2,530,000	2,795,650
Lloyds Banking Group 7.50% 4/30/49 ●	1,450,000	1,501,040
Popular 7.00% 7/1/19	1,805,000	1,868,175
Royal Bank of Scotland Group
8.625% 12/29/49 ●	875,000	858,594
UBS Group 6.875% 12/29/49 ●	1,425,000	1,392,242
		9,854,004
Basic Industry – 9.65%
AerCap Global Aviation Trust 144A
6.50% 6/15/45 #●	1,135,000	1,171,887
AK Steel 7.625% 5/15/20	954,000	934,920
Alcoa Nederland Holding
144A 6.75% 9/30/24 #	720,000	749,700
144A 7.00% 9/30/26 #	595,000	616,569
BMC East 144A 5.50% 10/1/24 #	855,000	857,137
Boise Cascade 144A 5.625% 9/1/24 #	1,465,000	1,494,300
Builders FirstSource
144A 5.625% 9/1/24 #	730,000	751,900
144A 10.75% 8/15/23 #	2,025,000	2,333,813
Cemex
144A 7.25% 1/15/21 #	985,000	1,057,397
144A 7.75% 4/16/26 #	415,000	461,480
Cemex Finance 144A 6.00% 4/1/24 #	785,000	806,587
Chemours
6.625% 5/15/23	765,000	749,700
7.00% 5/15/25	420,000	414,750
CVR Partners 144A 9.25% 6/15/23 #	565,000	548,756
FMG Resources August 2006 Pty
144A 6.875% 4/1/22 #	2,290,000	2,381,142
144A 9.75% 3/1/22 #	255,000	297,075
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	595,000	655,987
Kraton Polymers 144A
10.50% 4/15/23 #	670,000	763,800
NCI Building Systems 144A
8.25% 1/15/23 #	1,214,000	1,326,295
New Gold
144A 6.25% 11/15/22 #	465,000	477,787
144A 7.00% 4/15/20 #	560,000	578,200
NOVA Chemicals 144A 5.00% 5/1/25 #	835,000	847,525
PQ 144A 6.75% 11/15/22 #	1,415,000	1,503,437
Rayonier AM Products 144A
5.50% 6/1/24 #	914,000	840,880
Steel Dynamics 5.50% 10/1/24	845,000	887,250
Summit Materials
6.125% 7/15/23	1,540,000	1,578,500
144A 8.50% 4/15/22 #	380,000	416,100
US Concrete 6.375% 6/1/24	1,430,000	1,487,200
		26,990,074
Capital Goods – 7.69%
Ardagh Packaging Finance
144A 4.625% 5/15/23 #	200,000	202,000
144A 6.00% 6/30/21 #	1,535,000	1,584,887
144A 7.25% 5/15/24 #	465,000	497,550
BWAY Holding 144A 9.125% 8/15/21 #	1,540,000	1,605,450
Gardner Denver 144A 6.875% 8/15/21 #	2,245,000	2,115,913
James Hardie International Finance 144A
5.875% 2/15/23 #	1,120,000	1,192,800
KLX 144A 5.875% 12/1/22 #	1,380,000	1,435,200
Novelis
144A 5.875% 9/30/26 #	180,000	184,725
144A 6.25% 8/15/24 #	1,795,000	1,909,431
Plastipak Holdings 144A
6.50% 10/1/21 #	1,450,000	1,511,625
Reynolds Group Issuer 8.25% 2/15/21	1,915,000	1,998,186
Signode Industrial Group 144A
6.375% 5/1/22 #	1,380,000	1,404,150
StandardAero Aviation Holdings 144A
10.00% 7/15/23 #	1,470,000	1,584,778
TransDigm 144A 6.375% 6/15/26 #	2,020,000	2,095,750
Zekelman Industries 144A
9.875% 6/15/23 #	2,060,000	2,178,450
		21,500,895
Consumer Cyclical – 5.17%
Beacon Roofing Supply
6.375% 10/1/23	1,030,000	1,117,550
Boyd Gaming
144A 6.375% 4/1/26 #	545,000	587,237
6.875% 5/15/23	1,540,000	1,674,750
Golden Nugget Escrow 144A
8.50% 12/1/21 #	420,000	443,100
JC Penney 8.125% 10/1/19	1,410,000	1,543,950
L Brands
6.75% 7/1/36	705,000	761,837
6.875% 11/1/35	1,270,000	1,390,650

NQ-VIP- 876 [9/16] 11/16 (18003)	High Yield Series-1

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Landry’s 144A 6.75% 10/15/24 #	950,000	$969,000
M/I Homes 6.75% 1/15/21	1,101,000	1,158,803
MGM Resorts International
4.625% 9/1/26	530,000	519,400
Mohegan Tribal Gaming Authority 144A
7.875% 10/15/24 #	2,025,000	2,025,000
Neiman Marcus Group 144A
8.00% 10/15/21 #	800,000	672,000
Penske Automotive Group
5.50% 5/15/26	1,395,000	1,395,000
Tempur Sealy International 144A
5.50% 6/15/26 #	205,000	211,663
		14,469,940
Consumer Non-Cyclical – 5.51%
Albertsons 144A 6.625% 6/15/24 #	1,385,000	1,443,863
Dean Foods 144A 6.50% 3/15/23 #	1,095,000	1,170,555
JBS Investments 144A
7.75% 10/28/20 #	491,000	516,777
JBS USA 144A 5.75% 6/15/25 #	2,270,000	2,241,625
Kronos Acquisition Holdings 144A
9.00% 8/15/23 #	2,375,000	2,459,597
NBTY 144A 7.625% 5/15/21 #	2,095,000	2,146,998
Prestige Brands 144A
5.375% 12/15/21 #	740,000	769,600
Revlon Consumer Products 144A
6.25% 8/1/24 #	785,000	812,475
US Foods 144A 5.875% 6/15/24 #	1,190,000	1,240,575
Valeant Pharmaceuticals International
144A 5.375% 3/15/20 #	825,000	767,250
144A 6.125% 4/15/25 #	665,000	574,394
144A 6.75% 8/15/18 #	1,240,000	1,252,400
		15,396,109
Energy – 11.02%
Antero Midstream Partners 144A
5.375% 9/15/24 #	475,000	482,125
Antero Resources
5.375% 11/1/21	550,000	558,937
5.625% 6/1/23	845,000	865,069
6.00% 12/1/20	255,000	264,165
Baytex Energy 144A 5.625% 6/1/24 #	785,000	643,700
Cheniere Corpus Christi Holdings 144A
7.00% 6/30/24 #	690,000	748,650
Continental Resources 5.00% 9/15/22	750,000	750,000
Energy Transfer Equity 7.50% 10/15/20	870,000	959,175
Freeport-McMoran Oil & Gas
6.50% 11/15/20	1,500,000	1,546,875
6.875% 2/15/23	1,020,000	1,062,075
Genesis Energy
5.75% 2/15/21	1,155,000	1,160,775
6.00% 5/15/23	290,000	289,275
6.75% 8/1/22	977,000	1,011,566
Hilcorp Energy I
144A 5.00% 12/1/24 #	742,000	714,175
144A 5.75% 10/1/25 #	691,000	691,000
Holly Energy Partners 144A
6.00% 8/1/24 #	785,000	816,400
Laredo Petroleum 7.375% 5/1/22	1,530,000	1,589,287
Murphy Oil 6.875% 8/15/24	1,375,000	1,423,045
Murphy Oil USA 6.00% 8/15/23	1,320,000	1,394,250
Noble Holding International
5.25% 3/16/18	755,000	745,563
NuStar Logistics 6.75% 2/1/21	1,325,000	1,434,313
Oasis Petroleum 6.875% 3/15/22	1,920,000	1,848,000
QEP Resources 5.25% 5/1/23	1,480,000	1,465,200
Sabine Pass Liquefaction 144A
5.00% 3/15/27 #	600,000	616,500
Southwestern Energy 6.70% 1/23/25	785,000	788,925
Targa Resources Partners
144A 5.375% 2/1/27 #	1,420,000	1,432,425
6.75% 3/15/24	1,330,000	1,429,750
Tesoro Logistics 6.375% 5/1/24	1,090,000	1,174,475
Transocean 5.05% 10/15/22	1,840,000	1,451,300
WPX Energy 7.50% 8/1/20	1,365,000	1,450,313
		30,807,308
Financial Services – 1.44%
Ally Financial 5.75% 11/20/25	1,740,000	1,827,000
Double Eagle Acquisition Sub 144A
7.50% 10/1/24 #	755,000	771,044
E*TRADE Financial 5.875% 12/29/49 ●	1,365,000	1,416,187
		4,014,231
Healthcare – 6.99%
Air Medical Merger Sub 144A
6.375% 5/15/23 #	2,150,000	2,090,875
DaVita
5.00% 5/1/25	1,610,000	1,620,063
5.125% 7/15/24	15,000	15,328
HCA
5.375% 2/1/25	1,885,000	1,948,619
5.875% 2/15/26	745,000	795,287
7.58% 9/15/25	580,000	656,850
HealthSouth
5.75% 11/1/24	1,265,000	1,316,384
5.75% 9/15/25	740,000	775,150
Hill-Rom Holdings 144A 5.75% 9/1/23 #	1,430,000	1,533,389
IASIS Healthcare 8.375% 5/15/19	1,834,000	1,668,940
Immucor 11.125% 8/15/19	305,000	288,987
Kinetic Concepts 10.50% 11/1/18	824,000	866,436
Mallinckrodt International Finance
4.75% 4/15/23	690,000	624,450

NQ-VIP- 876 [9/16] 11/16 (18003)	High Yield Series-2

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Mallinckrodt International Finance
144A 5.50% 4/15/25 #	270,000	$257,850
144A 5.625% 10/15/23 #	865,000	832,563
MPH Acquisition Holdings 144A
7.125% 6/1/24 #	2,020,000	2,176,550
Tenet Healthcare 8.125% 4/1/22	2,055,000	2,065,275
		19,532,996
Insurance – 1.71%
HUB International
144A 7.875% 10/1/21 #	1,800,000	1,840,500
144A 9.25% 2/15/21 #	395,000	412,973
USI 144A 7.75% 1/15/21 #	1,425,000	1,453,500
XLIT 6.50% 12/29/49 ●	1,443,000	1,085,655
		4,792,628
Media – 11.76%
Altice Luxembourg 144A
7.75% 5/15/22 #	1,295,000	1,387,269
CCO Holdings
144A 5.375% 5/1/25 #	195,000	204,994
144A 5.50% 5/1/26 #	160,000	167,200
144A 5.75% 2/15/26 #	845,000	897,813
144A 5.875% 5/1/27 #	1,160,000	1,238,300
Cequel Communications Holdings I 144A
7.75% 7/15/25 #	1,275,000	1,383,375
Columbus Cable Barbados 144A
7.375% 3/30/21 #	735,000	782,297
CSC Holdings
5.25% 6/1/24	380,000	361,950
144A 5.50% 4/15/27 #	776,000	795,400
DISH DBS
5.875% 11/15/24	395,000	391,544
144A 7.75% 7/1/26 #	1,616,000	1,721,040
Gray Television 144A 5.875% 7/15/26 #	2,060,000	2,080,600
Lamar Media 5.75% 2/1/26	1,282,000	1,386,163
Midcontinent Communications &
Midcontinent Finance 144A
6.875% 8/15/23 #	835,000	893,450
Neptune Finco 144A
10.875% 10/15/25 #	1,735,000	2,034,287
Nexstar Escrow 144A 5.625% 8/1/24 #	2,195,000	2,205,975
RCN Telecom Services 144A
8.50% 8/15/20 #	1,065,000	1,136,888
SFR Group 144A 7.375% 5/1/26 #	2,985,000	3,054,968
Sirius XM Radio 144A 5.375% 4/15/25 #	1,360,000	1,407,600
Tribune Media 5.875% 7/15/22	1,360,000	1,382,950
Unitymedia 144A 6.125% 1/15/25 #	1,305,000	1,375,144
Virgin Media Secured Finance 144A
5.25% 1/15/26 #	1,470,000	1,499,400
VTR Finance 144A 6.875% 1/15/24 #	1,895,000	1,984,065
WideOpenWest Finance
10.25% 7/15/19	1,571,000	1,657,531
Ziggo Bond Finance 144A
6.00% 1/15/27 #	515,000	513,713
Ziggo Secured Finance 144A
5.50% 1/15/27 #	940,000	941,175
		32,885,091
Services – 8.12%
BlueLine Rental Finance 144A
7.00% 2/1/19 #	725,000	636,187
Brinker International 144A
5.00% 10/1/24 #	1,325,000	1,345,507
Communications Sales & Leasing
144A 6.00% 4/15/23 #	560,000	582,400
8.25% 10/15/23	645,000	680,146
ESH Hospitality 144A 5.25% 5/1/25 #	2,015,000	2,022,556
GEO Group
5.125% 4/1/23	625,000	534,375
5.875% 10/15/24	460,000	397,900
6.00% 4/15/26	1,005,000	859,275
GFL Environmental 144A
9.875% 2/1/21 #	890,000	979,000
Herc Rentals
144A 7.50% 6/1/22 #	390,000	404,625
144A 7.75% 6/1/24 #	1,025,000	1,055,750
Iron Mountain US Holdings 144A
5.375% 6/1/26 #	1,485,000	1,492,425
Mattamy Group 144A 6.50% 11/15/20 #	470,000	470,881
NES Rentals Holdings 144A
7.875% 5/1/18 #	860,000	847,100
OPE KAG Finance Sub 144A
7.875% 7/31/23 #	845,000	804,863
Prime Security Services Borrower 144A
9.25% 5/15/23 #	2,610,000	2,851,425
Scientific Games 8.125% 9/15/18	735,000	737,756
Scientific Games International
10.00% 12/1/22	835,000	774,463
Team Health 144A 7.25% 12/15/23 #	1,195,000	1,289,106
United Rentals North America
5.50% 7/15/25	75,000	76,781
5.75% 11/15/24	1,300,000	1,355,250
Vander Intermediate Holding II 144A PIK
9.75% 2/1/19 #❆	673,600	355,324
XPO Logistics
144A 6.125% 9/1/23 #	565,000	580,538
144A 6.50% 6/15/22 #	1,505,000	1,572,725
		22,706,358
Technology & Electronics – 5.18%
CommScope 144A 5.50% 6/15/24 #	815,000	858,806
CommScope Technologies Finance
144A 6.00% 6/15/25 #	590,000	632,037

NQ-VIP- 876 [9/16] 11/16 (18003)	High Yield Series-3

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Technology & Electronics (continued)
Diamond 1 Finance 144A
8.10% 7/15/36 #	1,090,000	$1,284,690
Entegris 144A 6.00% 4/1/22 #	1,340,000	1,391,925
First Data 144A 7.00% 12/1/23 #	2,625,000	2,782,500
Infor Software Parent 144A PIK 7.125%
5/1/21 #❆	905,000	882,375
Infor US 6.50% 5/15/22	1,210,000	1,231,175
Micron Technology 144A
7.50% 9/15/23 #	635,000	706,907
Microsemi 144A 9.125% 4/15/23 #	1,520,000	1,740,400
Sensata Technologies UK Financing
144A 6.25% 2/15/26 #	1,270,000	1,381,125
Solera 144A 10.50% 3/1/24 #	910,000	1,019,200
Western Digital 144A 10.50% 4/1/24 #	500,000	581,250
		14,492,390
Telecommunications – 6.51%
CenturyLink
6.75% 12/1/23	1,335,000	1,393,406
7.50% 4/1/24	455,000	486,850
Cogent Communications Finance 144A
5.625% 4/15/21 #	1,020,000	1,037,850
Cogent Communications Group 144A
5.375% 3/1/22 #	500,000	517,500
Digicel
144A 6.00% 4/15/21 #	400,000	355,360
144A 6.75% 3/1/23 #	1,010,000	896,375
Digicel Group 144A 8.25% 9/30/20 #	1,144,000	999,570
Frontier Communications
10.50% 9/15/22	1,255,000	1,335,006
11.00% 9/15/25	15,000	15,713
Level 3 Financing 5.375% 5/1/25	1,200,000	1,255,500
Sable International Finance 144A
6.875% 8/1/22 #	740,000	771,450
Sprint
7.125% 6/15/24	735,000	720,300
7.25% 9/15/21	1,055,000	1,064,231
7.875% 9/15/23	505,000	510,681
Sprint Communications
144A 7.00% 3/1/20 #	645,000	694,988
7.00% 8/15/20	1,055,000	1,065,550
T-Mobile USA
6.00% 3/1/23	220,000	235,853
6.00% 4/15/24	305,000	327,113
6.375% 3/1/25	710,000	773,900
6.50% 1/15/26	1,105,000	1,226,550
Wind Acquisition Finance 144A
7.375% 4/23/21 #	1,300,000	1,361,750
Zayo Group 6.00% 4/1/23	1,100,000	1,160,500
		18,205,996
Utilities – 3.72%
AES
5.50% 4/15/25	1,200,000	1,242,000
6.00% 5/15/26	205,000	217,044
AmeriGas Partners 5.875% 8/20/26	1,810,000	1,923,125
Calpine
5.50% 2/1/24	835,000	828,737
5.75% 1/15/25	1,800,000	1,784,250
Dynegy
7.375% 11/1/22	130,000	129,025
7.625% 11/1/24	1,850,000	1,825,950
Emera 6.75% 6/15/76 ●	1,380,000	1,486,903
Enel 144A 8.75% 9/24/73 #●	834,000	976,823
		10,413,857
Total Corporate Bonds
(cost $240,510,222)		248,420,496

Senior Secured Loans – 5.58% «
Accudyne Industries Borrower 1st Lien
4.00% 12/13/19	1,542,173	1,445,787
Amaya Holdings 1st Lien 5.00% 8/1/21	1,419,221	1,419,665
Applied Systems Tranche 2nd Lien
7.50% 1/23/22 @	2,069,576	2,085,528
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	1,475,936	1,484,792
Blue Ribbon 1st Lien 5.00% 11/13/21	594,556	598,644
Chesapeake Energy 8.50% 8/23/21	285,000	299,393
Flint Group 2nd Lien 8.25% 9/7/22 @	1,375,000	1,316,563
FMG Resources August 2006 Pty
Tranche B 1st Lien 3.75% 6/30/19	113,912	113,929
Frank Russell Tranche B 1st Lien
6.75% 6/1/23	798,998	794,503
Immucor Tranche B2 1st Lien
5.00% 8/17/18	1,163,953	1,135,764
KIK Custom Products 1st Lien
6.00% 8/26/22 @	975,919	977,546
KRATON Polymers Tranche B 1st Lien
6.00% 1/6/22	265,000	267,257
Mohegan Tribal Gaming Authority
Tranche B 1st Lien 5.50% 6/15/18	912,755	912,613
Neiman Marcus Group 1st Lien
4.25% 10/25/20	196,990	182,602
Solera Holdings Tranche B 1st Lien
5.75% 3/3/23	492,525	498,143
Stardust Finance Holdings
10.50% 3/13/23	680,000	678,016
Stardust Finance Holdings Tranche B 1st
Lien 6.50% 3/13/22 @	703,432	701,893

NQ-VIP- 876 [9/16] 11/16 (18003)	High Yield Series-4

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans « (continued)
Windstream Services Tranche B6 1st
Lien 5.75% 3/29/21	684,560	$687,341
Total Senior Secured Loans
(cost $15,287,717)		15,599,979

	Number of
	shares
Common Stock – 0.00%
Century Communications @=†	2,820,000	0
Total Common Stock (cost $85,371)		0

Preferred Stock – 1.52%
Bank of America 6.50% ●	1,655,000	1,794,641
GMAC Capital Trust I 6.602% ●	40,000	1,016,400
Morgan Stanley 5.55% ●	1,425,000	1,457,063
Total Preferred Stock
(cost $4,143,700)		4,268,104

	Principal
	amount°
Short-Term Investments – 4.38%
Repurchase Agreements – 4.38%
Bank of America Merrill Lynch
0.39%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $3,368,988 (collateralized by
U.S. government obligations
0.125% 4/15/21;
market value $3,436,258)	3,368,879	3,368,879
Bank of Montreal
0.38%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $5,614,975 (collateralized by
U.S. government obligations
0.00%–4.625%
11/10/16–2/15/45; market value
$5,727,094)	5,614,797	5,614,797
BNP Paribas
0.45%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $3,257,446 (collateralized by
U.S. government obligations
0.00%–1.25%
10/30/17–8/15/40; market value
$3,322,470)	3,257,324	3,257,324
Total Short-Term Investments
(cost $12,241,000)		12,241,000

Total Value of Securities – 100.52%
(cost $272,852,229)		281,126,604
Liabilities Net of Receivables and Other Assets – (0.52%)		(1,464,898)
Net Assets Applicable to 55,406,724 Shares Outstanding – 100.00%		$279,661,706
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2016, the aggregate value of Rule 144A securities was $148,520,984, which represents 53.11% of the Series’ net assets.

@	Illiquid security. At Sept. 30, 2016, the aggregate value of illiquid securities was $5,081,530, which represents 1.82% of the Series’ net assets.
❆	100% of the income received was in the form of cash.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At Sept. 30, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Series’ net assets.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2016.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. Each rate shown is as of Sept. 30, 2016. Interest rates reset periodically.

PIK – Payment-in-kind

NQ-VIP- 876 [9/16] 11/16 (18003)	High Yield Series-5

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes
September 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust)–Delaware VIP High Yield Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Sept. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$272,852,229	$10,430,675	$(2,156,300)	$8,274,375

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$249,017,521	$—	$249,017,521
Senior Secured Loans	—	15,599,979	—	15,599,979
Common Stock	—	—	—	—
Preferred Stock[1]	1,016,400	3,251,704	—	4,268,104
Short-Term Investments	—	12,241,000	—	12,241,000
Total Value of Securities	$1,016,400	$280,110,204	$—	$281,126,604
____________________

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types:

NQ-VIP- 876 [9/16] 11/16 (18003)	High Yield Series-6

(Unaudited)

	Level 1	Level 2	Level 3	Total
Preferred Stock	23.81%	76.19%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments.

During the period ended Sept. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 876 [9/16] 11/16 (18003)	High Yield Series-7

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Schedule of investments
September 30, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 95.80% Δ
Australia – 1.43%
Coca-Cola Amatil	117,862	$929,359
		929,359
Canada – 5.61%
Alamos Gold	57,868	476,371
CGI Group Class A †	39,214	1,867,817
Suncor Energy	34,800	966,055
Yamana Gold	77,783	334,978
		3,645,221
China/Hong Kong – 6.25%
CNOOC	779,000	982,719
Techtronic Industries	287,359	1,125,670
Yue Yuen Industrial Holdings Co.	472,000	1,950,703
		4,059,092
Denmark – 2.19%
Carlsberg Class B	14,907	1,424,720
		1,424,720
France – 16.67%
AXA	69,052	1,468,196
Kering	4,947	998,221
Publicis Groupe	8,446	639,090
Rexel	38,226	585,560
Sanofi	25,734	1,959,668
Teleperformance	10,973	1,170,502
TOTAL	27,407	1,303,493
Valeo	13,228	772,102
Vinci	25,243	1,933,068
		10,829,900
Germany – 6.47%
Bayerische Motoren Werke	15,457	1,301,406
Deutsche Post	47,993	1,502,589
STADA Arzneimittel	25,136	1,398,543
		4,202,538
Indonesia – 1.75%
Bank Rakyat Indonesia Persero	1,210,755	1,136,097
		1,136,097
Israel – 2.73%
Teva Pharmaceutical Industries ADR	38,500	1,771,385
		1,771,385
Italy – 1.00%
UniCredit	279,260	650,931
		650,931
Japan – 23.12%
East Japan Railway Co.	19,956	1,801,309
ITOCHU	145,535	1,832,223
Japan Tobacco	44,100	1,805,244
Minebea Co. *	114,100	1,079,118
Mitsubishi UFJ Financial Group	387,535	1,963,286
Nippon Telegraph & Telephone	48,318	2,209,872
Nitori Holdings Co.	9,158	1,097,795
Sumitomo Rubber Industries	75,000	1,134,442
Toyota Motor	36,143	2,096,527
		15,019,816
Netherlands – 4.26%
ING Groep	105,559	1,303,191
Koninklijke Philips	49,488	1,464,329
		2,767,520
Republic of Korea – 2.91%
Samsung Electronics Co.	1,297	1,889,421
		1,889,421
Russia – 0.92%
Mobile TeleSystems ADR	78,200	596,666
		596,666
Sweden – 4.48%
Nordea Bank	179,682	1,784,328
Tele2 Class B *	130,865	1,129,636
		2,913,964
Switzerland – 4.94%
Aryzta †	28,121	1,250,871
Novartis	24,850	1,961,170
		3,212,041
United Kingdom – 11.07%
Meggitt	185,097	1,080,357
National Grid	57,481	811,794
Playtech	114,196	1,347,721
Rio Tinto	23,409	778,027
Shire	14,471	935,741
Standard Chartered †	164,757	1,340,753
Tesco †	380,145	900,356
		7,194,749
Total Common Stock
(cost $60,705,449)		62,243,420

	Principal
	amount°
Short-Term Investments – 3.71%
Discount Notes – 1.08% ≠
Federal Home Loan Bank
0.275% 10/12/16	96,082	96,078
0.28% 10/20/16	94,198	94,190
0.285% 11/10/16	131,106	131,076
0.30% 11/3/16	94,198	94,181
0.31% 1/25/17	175,421	175,277
0.315% 11/1/16	115,036	115,017
		705,819

NQ-VIP- 878 [9/16] 11/16 (18002)	International Value Equity Series-1

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 2.22%
Bank of America Merrill Lynch
0.39%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $396,870 (collateralized by U.S.
government obligations
0.125% 4/15/21;
market value $404,794)	396,857	$396,857
Bank of Montreal
0.38%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $661,449 (collateralized by U.S.
government obligations
0.00%–4.625%
11/10/16–2/15/45; market value
$674,656)	661,428	661,428
BNP Paribas
0.45%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $383,730 (collateralized by U.S.
government obligations
0.00%–2.625%
10/31/17–8/15/40; market value
$391,390)	383,715	383,715
		1,442,000
U.S. Treasury Obligations – 0.41% ≠
U.S. Treasury Bills
0.23% 10/6/16	149,498	149,497
0.256% 11/3/16	115,036	115,018
		264,515
Total Short-Term Investments
(cost $2,412,248)		2,412,334

Total Value of Securities Before
Securities Lending
Collateral – 99.51%
(cost $63,117,697)		64,655,754

	Number of
	Shares
Securities Lending Collateral – 2.47%
Separate Account
Delaware VIP International Value Equity
Series	1,603,419	1,603,419
Total Securities Lending Collateral
(cost $1,603,419)		1,603,419

Total Value of Securities – 101.98%
(cost $64,721,116)		66,259,173 ■
Obligation to Return Securities Lending Collateral – (2.47%)		(1,603,419)
Receivables and Other Assets Net of Liabilities – 0.49%		318,598
Net Assets Applicable to 5,800,737 Shares Outstanding – 100.00%		$64,974,352
____________________

*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $1,547,113 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income-producing security.

ADR – American Depositary Receipt

NQ-VIP- 878 [9/16] 11/16 (18002)	International Value Equity Series-2

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes
September 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust)-Delaware VIP International Value Equity Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Sept. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation of Investments	Depreciation of Investments	Depreciation of Investments
$64,721,116	$10,469,815	$(8,931,758)	$1,538,057

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP- 878 [9/16] 11/16 (18002)	International Value Equity Series-3

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Australia	$—	$929,359	$929,359
Canada	3,645,221	—	3,645,221
China/Hong Kong	—	4,059,092	4,059,092
Denmark	—	1,424,720	1,424,720
France	—	10,829,900	10,829,900
Germany	—	4,202,538	4,202,538
Indonesia	—	1,136,097	1,136,097
Israel	1,771,385	—	1,771,385
Italy	—	650,931	650,931
Japan	—	15,019,816	15,019,816
Netherlands	1,303,191	1,464,329	2,767,520
Republic of Korea	—	1,889,421	1,889,421
Russia	596,666	—	596,666
Sweden	—	2,913,964	2,913,964
Switzerland	—	3,212,041	3,212,041
United Kingdom	—	7,194,749	7,194,749
Securities Lending Collateral	—	1,603,419	1,603,419
Short-Term Investments	—	2,412,334	2,412,334
Total Value of Securities	$7,316,463	$58,942,710	$66,259,173

During the period ended Sept. 30, 2016 , there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ NAV is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 878 [9/16] 11/16 (18002)	International Value Equity Series-4

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Schedule of investments
September 30, 2016 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed
Security – 0.00%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
4.989% 9/26/33 ϕ	19,314	$21,805
Total Agency Asset-Backed Security
(cost $19,157)		21,805

Agency Collateralized Mortgage
Obligations – 1.59%
Fannie Mae Connecticut Avenue
Securities
Series 2015-C03 1M1
2.025% 7/25/25 ●	3,413,875	3,421,967
Series 2015-C03 2M1
2.025% 7/25/25 ●	3,548,832	3,561,966
Series 2015-C04 2M1
2.225% 4/25/28 ●	2,025,135	2,035,115
Series 2016-C03 1M1
2.525% 10/25/28 ●	1,731,354	1,755,621
Series 2016-C04 1M1
1.975% 1/25/29 ●	975,786	981,719
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.986% 6/19/41 ●	14,422	16,366
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	445	529
Series 2003-52 NA 4.00% 6/25/23	48,845	51,071
Series 2003-120 BL 3.50% 12/25/18	65,040	66,798
Series 2004-49 EB 5.00% 7/25/24	10,700	11,717
Series 2005-66 FD 0.825% 7/25/35 ●	242,972	242,152
Series 2005-110 MB 5.50% 9/25/35	2,881	3,063
Series 2011-88 AB 2.50% 9/25/26	46,675	47,184
Series 2011-113 MC 4.00% 12/25/40	103,809	107,250
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	15,001	17,240
Series 2931 GC 5.00% 1/15/34	1,784	1,786
Series 3016 FL 0.914% 8/15/35 ●	20,181	20,216
Series 3027 DE 5.00% 9/15/25	11,612	12,779
Series 3067 FA 0.874% 11/15/35 ●	996,988	995,338
Series 3232 KF 0.974% 10/15/36 ●	39,364	39,441
Series 3297 BF 0.764% 4/15/37 ●	377,307	375,312
Series 3737 NA 3.50% 6/15/25	60,453	62,965
Series 3780 LF 0.924% 3/15/29 ●	98,395	98,478
Series 3800 AF 1.024% 2/15/41 ●	2,064,617	2,072,929
Series 3803 TF 0.924% 11/15/28 ●	95,945	96,138
Series 4163 CW 3.50% 4/15/40	1,783,279	1,838,829
Freddie Mac Strips
Series 19 F 1.356% 6/1/28 ●	1,855	1,835
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN4 M2
2.925% 10/25/24 ●	231,615	232,803
Series 2015-DNA3 M2
3.375% 4/25/28 ●	920,000	948,396
Series 2015-HQA1 M2
3.175% 3/25/28 ●	775,000	792,982
Series 2015-HQA2 M2
3.325% 5/25/28 ●	1,025,000	1,058,863
Series 2016-DNA1 M2
3.425% 7/25/28 ●	720,000	743,926
Series 2016-DNA3 M2
2.525% 12/25/28 ●	410,000	416,868
Series 2016-DNA4 M2
1.824% 3/25/29 ●	250,000	250,075
Series 2016-HQA2 M2
2.775% 11/25/28 ●	480,000	492,166
Freddie Mac Structured Pass Through
Securities
Series T-54 2A 6.50% 2/25/43 ⧫	870	1,049
Series T-58 2A 6.50% 9/25/43 ⧫	20,008	23,703
Total Agency Collateralized Mortgage
Obligations (cost $22,739,339)		22,896,635

Agency Commercial Mortgage-Backed
Securities – 0.41%
FREMF Mortgage Trust
Series 2011-K15 B 144A
5.116% 8/25/44 #●	125,000	138,106
Series 2012-K22 B 144A
3.811% 8/25/45 #●	1,115,000	1,184,787
Series 2012-K708 B 144A
3.883% 2/25/45 #●	1,170,000	1,205,883
Series 2013-K35 C 144A
4.077% 8/25/23 #●	230,000	225,145
Series 2013-K712 B 144A
3.484% 5/25/45 #●	625,000	641,712
NCUA Guaranteed Notes Trust
Series 2011-C1 2A 1.049% 3/9/21 ●	2,529,843	2,525,079
Total Agency Commercial
Mortgage-Backed Securities
(cost $5,848,850)		5,920,712

Agency Mortgage-Backed
Securities – 12.98%
Fannie Mae ARM
2.007% 8/1/37 ●	208,495	213,852
2.406% 3/1/38 ●	2,772	2,918
2.452% 1/1/35 ●	498,038	518,982
2.559% 12/1/33 ●	7,280	7,727
2.636% 9/1/38 ●	420,884	450,374

NQ-VIP- 862 [9/16] 11/16 (18008)	Limited-Term Diversified Income Series-1

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
Fannie Mae ARM
2.689% 11/1/35 ●	59,469	$62,677
2.812% 8/1/34 ●	11,811	12,354
2.834% 4/1/36 ●	4,526	4,781
2.844% 9/1/35 ●	113,658	119,262
2.899% 8/1/37 ●	103,468	109,265
2.907% 8/1/36 ●	10,350	10,865
2.95% 6/1/36 ●	16,852	17,593
2.964% 4/1/46 ●	4,734,380	4,932,234
3.018% 7/1/36 ●	16,203	17,277
3.027% 6/1/34 ●	7,190	7,526
3.027% 7/1/36 ●	15,875	16,747
3.076% 8/1/35 ●	2,782	2,935
3.216% 4/1/44 ●	371,441	387,820
3.442% 1/1/41 ●	107,354	112,440
6.099% 8/1/37 ●	26,066	26,184
Fannie Mae S.F. 30 yr
4.50% 11/1/39	688,287	767,392
4.50% 1/1/40	686,005	759,588
4.50% 8/1/40	220,021	241,977
4.50% 8/1/41	423,005	472,643
4.50% 1/1/42	763,478	845,076
4.50% 8/1/42	363,873	401,561
4.50% 10/1/44	165,996	184,496
4.50% 2/1/46	48,519,000	53,834,208
5.00% 4/1/33	119,118	132,944
5.00% 2/1/35	81,980	91,394
5.00% 10/1/35	114,170	126,925
5.00% 2/1/36	74,256	82,639
5.00% 8/1/37	309,390	344,810
5.00% 12/1/39	330,176	371,012
5.00% 1/1/40	74,688	84,379
5.00% 11/1/44	1,488,738	1,658,287
5.50% 12/1/32	27,342	31,076
5.50% 6/1/33	93,234	106,006
5.50% 11/1/33	774,516	880,496
5.50% 7/1/34	40,230	45,804
5.50% 9/1/34	489,232	556,758
5.50% 12/1/34	125,212	142,116
5.50% 3/1/35	131,901	148,902
5.50% 5/1/35	465,914	529,748
5.50% 9/1/35	403,350	458,542
5.50% 12/1/35	142,070	161,632
5.50% 1/1/36	520,965	592,498
5.50% 4/1/36	1,488,044	1,689,452
5.50% 5/1/36	226,039	255,463
5.50% 7/1/36	40,890	46,494
5.50% 9/1/36	44,806	50,852
5.50% 10/1/36	464,006	524,657
5.50% 2/1/37	2,816,101	3,183,499
5.50% 4/1/37	367,267	415,603
5.50% 6/1/37	455,141	514,624
5.50% 8/1/37	548,342	622,778
5.50% 9/1/37	583,842	659,706
5.50% 1/1/38	5,139,784	5,840,011
5.50% 2/1/38	50,997	58,004
5.50% 4/1/38	578,774	651,805
5.50% 6/1/38	1,113,892	1,260,392
5.50% 8/1/38	123,113	139,908
5.50% 6/1/39	569,089	645,430
5.50% 11/1/39	660,889	747,102
5.50% 3/1/40	2,126,835	2,417,573
5.50% 3/1/41	23,608,898	26,826,830
5.50% 9/1/41	3,680,035	4,175,902
6.00% 11/1/34	901	1,031
6.00% 4/1/36	4,491	5,142
6.00% 9/1/36	227,465	266,851
6.00% 7/1/37	482,729	561,156
6.00% 8/1/37	202,145	231,404
6.00% 1/1/38	77,427	88,849
6.00% 5/1/38	816,327	936,686
6.00% 1/1/39	237,118	271,489
6.00% 2/1/39	323,067	371,368
6.00% 10/1/39	1,978,873	2,307,567
6.00% 5/1/41	469,152	538,345
6.00% 7/1/41	4,846,534	5,560,855
6.50% 6/1/29	633	729
6.50% 1/1/34	646	784
6.50% 6/1/36	1,851	2,132
6.50% 10/1/36	1,581	1,821
6.50% 8/1/37	129	148
6.50% 5/1/40	410,503	482,495
7.00% 12/1/34	559	645
7.00% 12/1/35	748	853
7.00% 12/1/37	1,302	1,402
7.50% 6/1/31	4,622	5,541
7.50% 4/1/32	215	252
7.50% 5/1/33	574	578
7.50% 6/1/34	270	316
Freddie Mac ARM
2.48% 1/1/44 ●	1,674,519	1,730,878
2.62% 10/1/36 ●	3,474	3,677
2.65% 10/1/37 ●	37,335	39,283
2.815% 4/1/33 ●	3,124	3,236
2.919% 6/1/37 ●	147,614	154,691
2.949% 11/1/44 ●	257,327	266,775
3.112% 3/1/46 ●	1,076,871	1,124,519
3.135% 7/1/38 ●	350,676	371,014
4.899% 8/1/38 ●	6,484	6,767
Freddie Mac S.F. 30 yr
4.00% 6/1/45	13,507,130	14,703,051
4.00% 12/1/45	6,002,855	6,540,793
4.50% 4/1/39	123,784	136,836

NQ-VIP- 862 [9/16] 11/16 (18008)	Limited-Term Diversified Income Series-2

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 5/1/40	4,806,594	$5,381,362
4.50% 3/1/42	1,392,260	1,537,065
4.50% 12/1/43	558,364	618,395
4.50% 8/1/44	476,323	526,680
4.50% 7/1/45	2,883,000	3,170,683
5.00% 6/1/36	1,195,309	1,334,093
5.00% 8/1/41	1,530,454	1,713,232
5.50% 6/1/36	35,457	40,274
5.50% 5/1/37	312,295	354,587
5.50% 3/1/40	194,446	220,725
5.50% 8/1/40	646,248	732,042
5.50% 6/1/41	4,726,870	5,358,309
6.00% 2/1/36	487,767	564,496
6.00% 3/1/36	360,443	417,451
6.00% 1/1/38	73,075	83,755
6.00% 6/1/38	193,116	221,595
6.00% 8/1/38	863,594	1,003,785
6.00% 7/1/40	477,162	548,541
7.00% 11/1/33	3,951	4,816
GNMA I S.F. 30 yr
5.00% 3/15/40	2,045,110	2,286,153
7.00% 12/15/34	16,076	19,441
GNMA II S.F. 30 yr
5.50% 5/20/37	354,419	396,521
5.50% 4/20/40	332,766	367,264
6.00% 2/20/39	569,196	650,902
6.00% 4/20/46	552,639	623,796
Total Agency Mortgage-Backed
Securities (cost $185,233,965)		186,708,729

Convertible Bond – 0.12%
Jefferies Group 3.875% exercise price
$44.04, maturity date 11/1/29	1,645,000	1,673,787
Total Convertible Bond
(cost $1,752,953)		1,673,787

Corporate Bonds – 38.53%
Banking – 14.47%
ANZ New Zealand International 144A
2.60% 9/23/19 #	7,290,000	7,453,843
Bank of America
2.625% 10/19/20	2,370,000	2,420,877
4.45% 3/3/26	11,610,000	12,484,012
Bank of New York Mellon
2.20% 8/16/23	3,900,000	3,891,954
2.45% 11/27/20	5,100,000	5,237,267
2.50% 4/15/21	1,000,000	1,028,359
Barclays 3.20% 8/10/21	3,905,000	3,928,852
BB&T
2.05% 5/10/21	7,500,000	7,583,205
2.45% 1/15/20	2,085,000	2,134,633
Branch Banking & Trust
3.625% 9/16/25	1,570,000	1,685,868
Capital One 2.25% 9/13/21	3,015,000	3,017,364
Citizens Bank
2.30% 12/3/18	5,285,000	5,348,769
2.45% 12/4/19	5,065,000	5,143,178
Commonwealth Bank of Australia
2.40% 11/2/20	8,600,000	8,786,465
Compass Bank 2.75% 9/29/19	9,170,000	9,164,801
Cooperatieve Rabobank 3.75% 7/21/26	1,775,000	1,781,530
Credit Suisse
2.30% 5/28/19	8,285,000	8,391,437
3.00% 10/29/21	925,000	952,286
Credit Suisse Group Funding Guernsey
144A 3.80% 6/9/23 #	2,640,000	2,678,985
Fifth Third Bancorp 2.875% 7/27/20	2,345,000	2,437,041
Fifth Third Bank
2.25% 6/14/21	240,000	244,168
2.30% 3/15/19	1,090,000	1,109,705
3.85% 3/15/26	1,190,000	1,270,737
HSBC Holdings 2.65% 1/5/22	2,785,000	2,777,553
Huntington Bancshares 2.30% 1/14/22	2,670,000	2,663,437
JPMorgan Chase & Co.
2.40% 6/7/21	2,820,000	2,853,685
2.75% 6/23/20	1,180,000	1,214,911
4.25% 10/1/27	7,110,000	7,645,461
JPMorgan Chase Bank 1.65% 9/23/19	2,905,000	2,915,388
KeyBank
2.35% 3/8/19	4,160,000	4,239,814
3.18% 5/22/22	940,000	970,291
KeyCorp 5.00% 12/29/49 ●	1,290,000	1,273,875
Morgan Stanley
2.45% 2/1/19	2,760,000	2,811,317
3.125% 7/27/26	4,465,000	4,501,144
3.95% 4/23/27	5,180,000	5,391,810
Nationwide Building Society 144A
4.00% 9/14/26 #	1,830,000	1,825,361
PNC Bank
2.30% 6/1/20	2,645,000	2,692,269
2.45% 11/5/20	2,985,000	3,057,303
2.60% 7/21/20	2,060,000	2,126,330
Royal Bank of Scotland Group
3.875% 9/12/23	4,245,000	4,183,337
8.625% 12/29/49 ●	2,095,000	2,055,719
Santander UK Group Holdings
2.875% 10/16/20	5,445,000	5,497,190
Skandinaviska Enskilda Banken 144A
2.375% 3/25/19 #	7,410,000	7,548,345
State Street 2.55% 8/18/20	2,220,000	2,303,658
SunTrust Banks
2.35% 11/1/18	1,830,000	1,862,459
2.50% 5/1/19	7,305,000	7,471,181

NQ-VIP- 862 [9/16] 11/16 (18008)	Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
SVB Financial Group 3.50% 1/29/25	2,430,000	$2,459,371
Toronto-Dominion Bank 2.25% 11/5/19	6,935,000	7,078,159
U.S. Bancorp 2.35% 1/29/21	3,365,000	3,464,389
U.S. Bank 1.40% 4/26/19	3,500,000	3,498,639
UBS Group Funding Jersey
144A 2.65% 2/1/22 #	1,795,000	1,793,871
144A 3.00% 4/15/21 #	5,915,000	6,081,513
USB Capital IX 3.50% 10/29/49 ●	2,220,000	1,903,650
Wells Fargo & Co. 2.625% 12/15/16	1,450,000	1,454,652
Zions Bancorporation 4.50% 6/13/23	2,195,000	2,297,261
		208,088,679
Basic Industry – 1.02%
Air Liquide Finance 144A
1.75% 9/27/21 #	2,725,000	2,722,030
Georgia-Pacific
144A 2.539% 11/15/19 #	4,000,000	4,090,744
144A 5.40% 11/1/20 #	2,365,000	2,676,858
LyondellBasell Industries
5.75% 4/15/24	1,225,000	1,463,303
WestRock
3.50% 3/1/20	1,990,000	2,079,655
4.45% 3/1/19	1,510,000	1,600,102
		14,632,692
Brokerage – 0.24%
Jefferies Group 5.125% 1/20/23	3,115,000	3,323,166
Lazard Group 6.85% 6/15/17	131,000	135,183
		3,458,349
Capital Goods – 0.21%
Crane 2.75% 12/15/18	420,000	428,399
Fortune Brands Home & Security
3.00% 6/15/20	1,285,000	1,324,345
Waste Management 2.40% 5/15/23	1,205,000	1,218,838
		2,971,582
Communications – 3.91%
21st Century Fox America
4.50% 2/15/21	2,945,000	3,268,776
American Tower
2.25% 1/15/22	4,600,000	4,596,297
2.80% 6/1/20	2,005,000	2,058,431
3.30% 2/15/21	945,000	988,873
4.40% 2/15/26	964,000	1,057,845
AT&T
2.45% 6/30/20	2,890,000	2,945,959
2.80% 2/17/21	160,000	164,797
3.60% 2/17/23	1,910,000	2,016,120
4.125% 2/17/26	2,589,000	2,803,022
Cisco Systems
1.85% 9/20/21	2,315,000	2,330,517
2.20% 9/20/23	2,315,000	2,335,615
Crown Castle International
5.25% 1/15/23	2,095,000	2,380,109
Crown Castle Towers 144A
3.663% 5/15/25 #	3,785,000	3,989,428
Deutsche Telekom International Finance
144A 1.50% 9/19/19 #	1,675,000	1,672,906
144A 1.95% 9/19/21 #	1,390,000	1,390,460
144A 2.485% 9/19/23 #	2,690,000	2,698,377
GTP Acquisition Partners I 144A
2.35% 6/15/20 #	1,080,000	1,077,138
SBA Tower Trust
144A 2.24% 4/16/18 #	1,660,000	1,665,710
144A 2.898% 10/15/19 #	1,520,000	1,541,361
Sky 144A 3.75% 9/16/24 #	4,510,000	4,776,586
Verizon Communications
1.75% 8/15/21	3,230,000	3,198,385
4.50% 9/15/20	3,640,000	3,998,056
5.15% 9/15/23	2,830,000	3,301,645
		56,256,413
Consumer Cyclical – 2.39%
CVS Health
2.125% 6/1/21	2,550,000	2,578,680
3.875% 7/20/25	2,297,000	2,505,131
Ford Motor Credit
3.096% 5/4/23	5,080,000	5,123,724
3.336% 3/18/21	720,000	741,526
General Motors Financial
3.15% 1/15/20	2,455,000	2,503,447
3.45% 4/10/22	215,000	218,341
3.70% 5/9/23	905,000	921,748
Historic TW 6.875% 6/15/18	1,340,000	1,461,488
Hyundai Capital America
144A 2.125% 10/2/17 #	260,000	261,323
144A 2.55% 2/6/19 #	3,000,000	3,053,832
144A 3.00% 3/18/21 #	150,000	155,737
INVISTA Finance 144A
4.25% 10/15/19 #	2,525,000	2,525,202
Toyota Motor Credit 1.375% 1/10/18	200,000	200,418
Viacom 2.50% 12/15/16	4,960,000	4,972,336
Walgreens Boots Alliance
2.60% 6/1/21	5,525,000	5,660,197
3.10% 6/1/23	1,425,000	1,471,968
		34,355,098
Consumer Non-Cyclical – 4.77%
AbbVie 2.30% 5/14/21	8,495,000	8,577,945
Actavis Funding 3.45% 3/15/22	2,995,000	3,148,059
Anheuser-Busch InBev Finance
2.65% 2/1/21	7,455,000	7,700,493
Gilead Sciences 1.95% 3/1/22	5,480,000	5,496,111
Molson Coors Brewing 2.10% 7/15/21	3,845,000	3,884,707
Mylan 144A 3.15% 6/15/21 #	7,035,000	7,174,736

NQ-VIP- 862 [9/16] 11/16 (18008)	Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Pernod Ricard 144A 4.45% 1/15/22 #	4,125,000	$4,555,242
Perrigo Finance Unlimited
3.50% 12/15/21	1,375,000	1,422,902
Reynolds American
4.00% 6/12/22	2,765,000	3,007,618
4.45% 6/12/25	5,185,000	5,795,326
Shire Acquisitions Investments Ireland
2.40% 9/23/21	2,515,000	2,521,054
2.875% 9/23/23	2,410,000	2,425,393
3.20% 9/23/26	1,385,000	1,394,541
Sysco 2.50% 7/15/21	3,645,000	3,727,231
Teva Pharmaceutical Finance
Netherlands III
2.20% 7/21/21	3,280,000	3,271,331
2.80% 7/21/23	1,760,000	1,767,232
Thermo Fisher Scientific 3.00% 4/15/23	2,730,000	2,799,891
		68,669,812
Electric – 5.60%
Ameren 2.70% 11/15/20	7,615,000	7,858,718
Arizona Public Service 2.20% 1/15/20	8,255,000	8,451,873
CenterPoint Energy 5.95% 2/1/17	1,675,000	1,700,023
CMS Energy 6.25% 2/1/20	2,945,000	3,358,396
Dominion Resources 2.00% 8/15/21	5,710,000	5,702,948
DTE Energy
2.40% 12/1/19	3,350,000	3,419,248
3.30% 6/15/22	2,145,000	2,272,784
Duke Energy 1.80% 9/1/21	5,640,000	5,616,414
Entergy 4.00% 7/15/22	6,555,000	7,119,680
Exelon 2.85% 6/15/20	3,500,000	3,632,216
Exelon Generation 4.25% 6/15/22	1,675,000	1,799,813
Fortis 144A 2.10% 10/4/21 #	6,715,000	6,698,313
IPALCO Enterprises 3.45% 7/15/20	4,765,000	4,907,950
Kansas City Power & Light
6.375% 3/1/18	3,715,000	3,968,144
LG&E & KU Energy 3.75% 11/15/20	470,000	501,829
NV Energy 6.25% 11/15/20	2,350,000	2,760,383
Pacific Gas & Electric 3.50% 10/1/20	250,000	268,113
Public Service Electric & Gas
1.90% 3/15/21	2,565,000	2,606,412
Southern 2.35% 7/1/21	7,740,000	7,896,503
		80,539,760
Energy – 1.90%
BG Energy Capital 144A
2.875% 10/15/16 #	3,535,000	3,536,796
BP Capital Markets 3.017% 1/16/27	2,135,000	2,171,451
Chevron 2.10% 5/16/21	5,575,000	5,670,845
Regency Energy Partners
5.875% 3/1/22	2,170,000	2,395,487
Shell International Finance
1.75% 9/12/21	6,380,000	6,349,261
TransCanada PipeLines
1.625% 11/9/17	2,130,000	2,135,990
Woodside Finance 144A
8.75% 3/1/19 #	4,420,000	5,059,304
		27,319,134
Finance Companies – 0.63%
AerCap Ireland Capital 3.95% 2/1/22	4,595,000	4,721,363
Air Lease 3.00% 9/15/23	2,375,000	2,353,934
General Electric 1.158% 5/5/26 ●	305,000	297,223
SMBC Aviation Capital Finance 144A
2.65% 7/15/21 #	1,660,000	1,664,132
		9,036,652
Insurance – 0.96%
Aetna 2.40% 6/15/21	6,455,000	6,536,843
Berkshire Hathaway Finance
2.90% 10/15/20	1,530,000	1,609,148
Pricoa Global Funding I 144A
1.60% 5/29/18 #	920,000	923,962
Principal Life Global Funding II 144A
3.00% 4/18/26 #	1,775,000	1,806,224
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	1,910,000	1,969,489
144A 4.125% 11/1/24 #	900,000	950,436
		13,796,102
Natural Gas – 0.23%
Williams Partners 7.25% 2/1/17	3,251,000	3,310,711
		3,310,711
Real Estate – 0.07%
Host Hotels & Resorts 3.75% 10/15/23	635,000	644,063
WEA Finance 144A 3.75% 9/17/24 #	400,000	421,152
		1,065,215
Technology – 1.43%
Amphenol 3.125% 9/15/21	11,135,000	11,571,826
Fidelity National Information Services
3.00% 8/15/26	5,075,000	5,035,806
Microsoft 2.40% 8/8/26	3,000,000	3,006,381
National Semiconductor
6.60% 6/15/17	925,000	962,090
		20,576,103
Transportation – 0.70%
Penske Truck Leasing
144A 3.30% 4/1/21 #	1,130,000	1,176,130
144A 3.375% 2/1/22 #	3,470,000	3,612,794
Ryder System 3.45% 11/15/21	4,240,000	4,445,199
United Airlines 2015-1 Class AA
Pass-Through Trust 3.45% 12/1/27 ⧫	740,000	769,600
		10,003,723
Total Corporate Bonds
(cost $545,465,950)		554,080,025

NQ-VIP- 862 [9/16] 11/16 (18008)	Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Municipal Bonds – 1.40%
Baltimore, Maryland
5.00% 2/1/26	3,320,000	$4,339,904
California State Various Purposes
5.00% 9/1/26	1,575,000	2,045,342
Commonwealth of Massachusetts
Series B 5.00% 7/1/26	575,000	749,075
Series C 5.00% 10/1/25	1,500,000	1,933,650
Series D 5.00% 4/1/26	510,000	661,791
New York City, New York
Series C 5.00% 8/1/26	1,850,000	2,384,798
Series C 5.00% 8/1/27	1,030,000	1,317,504
University of California
Series Y-2 1.027% 7/1/41 ●	6,670,000	6,670,534
Total Municipal Bonds
(cost $19,932,633)		20,102,598

Non-Agency Asset-Backed
Securities – 34.99%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	528,989	543,844
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	8,490,000	8,520,661
Series 2014-1 A1 0.994% 1/15/19 ●	3,220,000	3,223,165
Series 2014-4 A2 1.43% 6/17/19	2,130,000	2,133,700
American Express Credit Account Master
Trust
Series 2012-1 A 0.794% 1/15/20 ●	8,200,000	8,208,949
Series 2013-2 A 0.944% 5/17/21 ●	3,290,000	3,300,294
Series 2014-1 A 0.894% 12/15/21 ●	10,735,000	10,776,744
ARI Fleet Lease Trust
Series 2015-A A2 144A
1.11% 11/15/18 #	239,041	238,652
Avis Budget Rental Car Funding AESOP
Series 2013-2A A 144A
2.97% 2/20/20 #	8,750,000	8,921,390
Bank of America Credit Card Trust
Series 2007-A4 A4
0.564% 11/15/19 ●	8,614,000	8,610,187
Series 2014-A1 A 0.904% 6/15/21 ●	1,550,000	1,555,514
Series 2014-A2 A 0.794% 9/16/19 ●	14,972,000	14,983,975
Series 2014-A3 A 0.814% 1/15/20 ●	2,560,000	2,562,835
Barclays Dryrock Issuance Trust
Series 2014-2 A 0.864% 3/16/20 ●	2,500,000	2,502,692
BMW Floorplan Master Owner Trust
Series 2015-1A A 144A
1.024% 7/15/20 #●	1,700,000	1,702,142
Cabela’s Credit Card Master Note Trust
Series 2014-2 A 0.974% 7/15/22 ●	3,750,000	3,729,401
Series 2015-1A A1 2.26% 3/15/23	5,300,000	5,394,656
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1
0.574% 11/15/19 ●	8,585,000	8,584,999
Capital One Multi-Asset Execution Trust
Series 2007-A2 A2
0.604% 12/16/19 ●	585,000	585,067
Series 2007-A5 A5 0.564% 7/15/20 ●	6,850,000	6,843,867
Series 2014-A3 A3 0.904% 1/18/22 ●	3,850,000	3,860,432
Series 2016-A1 A1 0.974% 2/15/22 ●	10,820,000	10,886,236
Series 2016-A2 A2 1.154% 2/15/24 ●	7,500,000	7,543,733
Chase Issuance Trust
Series 2007-A5 A5 0.564% 3/15/19 ●	100,000	99,977
Series 2007-A12 A12
0.574% 8/15/19 ●	1,250,000	1,249,558
Series 2007-B1 B1 0.774% 4/15/19 ●	6,100,000	6,096,214
Series 2012-A10 A10
0.784% 12/16/19 ●	16,750,000	16,774,227
Series 2013-A3 A3 0.804% 4/15/20 ●	6,110,000	6,117,655
Series 2013-A7 A 0.954% 9/15/20 ●	2,550,000	2,561,118
Series 2013-A9 A 0.944% 11/16/20 ●	10,175,000	10,217,037
Series 2014-A5 A5 0.894% 4/15/21 ●	8,890,000	8,915,598
Series 2014-A7 A7 1.38% 11/15/19	5,500,000	5,520,639
Series 2015-A6 A6 0.774% 5/15/19 ●	15,266,000	15,281,367
Series 2016-A1 A 0.934% 5/17/21 ●	2,290,000	2,299,817
Series 2016-A3 A3 1.074% 6/15/23 ●	7,600,000	7,611,462
Chesapeake Funding
Series 2014-1A A 144A
0.939% 3/7/26 #●	3,692,324	3,683,912
Citibank Credit Card Issuance Trust
Series 2008-A7 A7 1.907% 5/20/20 ●	694,000	707,697
Series 2013-A2 A2 0.805% 5/26/20 ●	5,647,000	5,656,059
Series 2013-A4 A4 0.945% 7/24/20 ●	18,985,000	19,058,939
Series 2013-A7 A7 0.948% 9/10/20 ●	6,632,000	6,662,496
Series 2013-A12 A12
1.018% 11/7/18 ●	1,865,000	1,865,354
CNH Equipment Trust
Series 2016-B A2B
0.924% 10/15/19 ●	265,000	265,319
Discover Card Execution Note Trust
Series 2012-A4 A4
0.894% 11/15/19 ●	2,550,000	2,554,659
Series 2013-A1 A1 0.824% 8/17/20 ●	9,795,000	9,815,697
Series 2013-A6 A6 0.974% 4/15/21 ●	9,350,000	9,392,221
Series 2014-A1 A1 0.954% 7/15/21 ●	12,984,000	13,037,768
Series 2015-A1 A1 0.874% 8/17/20 ●	11,275,000	11,306,395
Series 2016-A4 A4 1.39% 3/15/22	1,585,000	1,587,231
Enterprise Fleet Financing
Series 2014-1 A2 144A
0.87% 9/20/19 #	455,057	454,288
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	1,025,000	1,025,831
Ford Credit Auto Owner Trust
Series 2016-B A2B 0.834% 3/15/19 ●	1,225,000	1,226,446

NQ-VIP- 862 [9/16] 11/16 (18008)	Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed
Securities (continued)
Ford Credit Floorplan Master Owner
Trust A
Series 2014-1 A1 1.20% 2/15/19	7,068,000	$7,072,263
Series 2014-1 A2 0.924% 2/15/19 ●	7,165,000	7,170,518
Series 2014-4 A2 0.874% 8/15/19 ●	2,640,000	2,638,532
Series 2015-1 A2 0.924% 1/15/20 ●	15,082,000	15,100,399
Series 2015-2 A2 1.094% 1/15/22 ●	19,155,000	19,193,467
Golden Credit Card Trust
Series 2014-1A A 144A
1.09% 3/15/19 #●	570,000	569,615
Series 2014-2A A 144A
0.974% 3/15/21 #●	8,195,000	8,191,776
Series 2015-1A A 144A
0.964% 2/15/20 #●	10,175,000	10,199,166
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A
0.89% 7/15/17 #	1,715,884	1,715,500
Hertz Fleet Lease Funding
Series 2014-1 A 144A
0.918% 4/10/28 #●	1,889,096	1,888,896
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	350,400	325,069
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	3,000,000	3,007,258
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A
1.01% 9/15/17 #	82,813	82,813
Series 2015-A A3 144A
1.42% 9/17/18 #	5,300,000	5,309,567
Series 2016-A A2B 144A
1.074% 7/16/18 #●	7,600,000	7,620,046
Hyundai Auto Receivables Trust
Series 2015-C A2B
0.894% 11/15/18 ●	1,096,495	1,097,150
Series 2016-A A2B 0.894% 6/17/19 ●	4,000,000	4,006,253
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 1.084% 7/16/18 ●	870,000	870,466
Mercedes-Benz Master Owner Trust
Series 2015-AA A 144A
0.844% 4/15/19 #●	1,500,000	1,501,045
Series 2015-BA A 144A
0.904% 4/15/20 #●	16,600,000	16,581,224
Navistar Financial Dealer Note Master
Owner Trust II
Series 2016-1 A 144A
2.146% 9/27/21 #●	715,000	715,000
Navistar Financial Dealer Note Master
Trust
Series 2014-1 A 144A
1.274% 10/25/19 #●	6,500,000	6,495,450
NextGear Floorplan Master Owner Trust
Series 2014-1A A 144A
1.92% 10/15/19 #	1,420,000	1,416,175
Nissan Auto Lease Trust
Series 2015-B A2B
1.054% 12/15/17 ●	738,152	739,143
Series 2016-A A2B 0.904% 8/15/18 ●	870,000	870,926
Series 2016-B A2B 0.78% 12/17/18 ●	3,045,000	3,045,182
Nissan Auto Receivables Owner Trust
Series 2015-C A2B
0.874% 11/15/18 ●	375,394	375,884
Series 2016-A A2B 0.874% 2/15/19 ●	3,500,000	3,503,168
Series 2016-B A2B 0.824% 4/15/19 ●	2,175,000	2,177,113
Nissan Master Owner Trust Receivables
Series 2015-A A1 0.924% 1/15/20 ●	2,855,000	2,856,994
Penarth Master Issuer
Series 2015-1A A1 144A
0.931% 3/18/19 #●	545,000	544,673
Series 2015-2A A1 144A
0.931% 5/18/19 #●	4,000,000	3,998,560
PFS Financing
Series 2014-AA A 144A
1.124% 2/15/19 #●	6,000,000	5,996,934
Series 2015-AA A 144A
1.144% 4/15/20 #●	1,000,000	992,241
Popular ABS Mortgage Pass Through
Trust
Series 2006-C A4
0.775% 7/25/36 ⧫●	1,523,073	1,475,598
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A
1.19% 7/23/18 #	1,080,000	1,081,510
Synchrony Credit Card Master Note
Trust
Series 2012-6 A 1.36% 8/17/20	1,180,000	1,182,338
Series 2015-2 A 1.60% 4/15/21	1,120,000	1,125,118
Toyota Auto Receivables Trust
Series 2016-B A2B
0.774% 10/15/18 ●	1,000,000	1,000,803
Trade MAPS 1
Series 2013-1A A 144A
1.218% 12/10/18 #●	11,750,000	11,730,816
Verizon Owner Trust
Series 2016-1A A 144A
1.42% 1/20/21 #	3,370,000	3,377,754

NQ-VIP- 862 [9/16] 11/16 (18008)	Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed
Securities (continued)
Volkswagen Auto Lease Trust
Series 2015-A A3 1.25% 12/20/17	1,085,000	$1,084,738
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	3,130,000	3,127,418
Volvo Financial Equipment
Series 2014-1A A3 144A
0.82% 4/16/18 #	1,527,605	1,526,465
Wells Fargo Dealer Floorplan Master
Note Trust
Series 2012-2 A 1.282% 4/22/19 ●	16,930,000	16,971,910
Series 2014-1 A 0.912% 7/20/19 ●	6,398,000	6,395,982
Series 2015-1 A 1.032% 1/20/20 ●	7,290,000	7,286,081
Wheels
Series 2014-1A A2 144A
0.84% 3/20/23 #	747,870	747,146
World Financial Network Credit Card
Master Trust
Series 2015-A A 1.004% 2/15/22 ●	965,000	966,840
Total Non-Agency Asset-Backed
Securities
(cost $502,353,125)		503,207,099

Non-Agency Collateralized Mortgage
Obligations – 0.24%
American Home Mortgage Investment
Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	11,962	11,879
Bank of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	12,461	12,012
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A
2.50% 7/25/44 #●	650,000	656,838
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	672,466	691,379
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	996,281	1,007,159
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	1,023,027	1,035,158
Total Non-Agency Collateralized
Mortgage Obligations
(cost $3,344,571)		3,414,425

Non-Agency Commercial
Mortgage-Backed
Securities – 0.68%
Banc of America Commercial Mortgage
Trust
Series 2007-4 AM 6.005% 2/10/51 ●	205,000	211,372
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-PW16 A1A
5.91% 6/11/40 ●	2,491,924	2,538,652
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.90% 12/10/49 ●	760,000	772,025
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	780,000	786,431
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	1,015,000	1,122,192
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	510,000	509,910
Series 2013-HLT AFX 144A
3.367% 11/5/30 #	2,420,000	2,419,572
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	1,550,000	1,441,423
Series 2006-C6 AM 5.413% 9/15/39	227	227
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $10,257,018)		9,801,804

U.S. Treasury Obligation – 7.56%
U.S. Treasury Floating Rate Note
0.484% 7/31/18 ●	108,645,000	108,660,536
Total U.S. Treasury Obligation
(cost $108,674,777)		108,660,536

	Number of
	shares
Preferred Stock – 1.06%
General Electric 5.00% ●	5,497,000	5,852,656
Morgan Stanley 5.55% ●	2,500,000	2,556,250
PNC Preferred Funding Trust II 144A
2.073% #●	6,900,000	6,606,750
USB Realty 144A 1.827% #●	200,000	180,000
Total Preferred Stock
(cost $14,826,618)		15,195,656

NQ-VIP- 862 [9/16] 11/16 (18008)	Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments – 0.83%
Discount Notes – 0.41% ≠
Federal Home Loan Bank
0.285% 11/10/16	2,481,423	$2,480,872
0.31% 1/25/17	2,134,154	2,132,397
0.315% 11/1/16	1,274,530	1,274,315
		5,887,584
Repurchase Agreements – 0.23%
Bank of America Merrill Lynch
0.39%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $934,102 (collateralized by U.S.
government obligations
0.125% 4/15/21;
market value $952,754)	934,072	934,072
Bank of Montreal
0.38%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $1,556,836 (collateralized by
U.S. government obligations
0.00%–4.625% 11/10/16–2/15/45;
market value $1,587,922)	1,556,786	1,556,786
BNP Paribas
0.45%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $903,176 (collateralized by U.S.
government obligations
0.00%–2.625% 10/31/17–8/15/40;
market value $921,204)	903,142	903,142
		3,394,000
U.S. Treasury Obligations – 0.19% ≠
U.S. Treasury Bills
0.23% 10/6/16	1,414,639	1,414,629
0.256% 11/3/16	1,274,530	1,274,327
		2,688,956
Total Short-Term Investments
(cost $11,969,667)		11,970,540

Total Value of Securities – 100.39%
(cost $1,432,418,623)		1,443,654,351
Liabilities Net of Receivables and Other Assets – (0.39%)		(5,670,144)
Net Assets Applicable to 145,294,256 Shares Outstanding – 100.00%		$1,437,984,207
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2016, the aggregate value of Rule 144A securities was $229,588,154 which represents 15.97% of the Series’ net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. Each rate shown is as of Sept. 30, 2016. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2016.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
DB – Deutsche Bank
GNMA – Government National Mortgage Association
LB – Lehman Brothers
NCUA – National Credit Union Administration
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
UBS – Union Bank of Switzerland
yr – Year

NQ-VIP- 862 [9/16] 11/16 (18008)	Limited-Term Diversified Income Series-9

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes
September 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust) – Delaware VIP Limited-Term Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate Unrealized	Aggregate Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$1,432,418,623	$14,798,648	$(3,562,920)	$11,235,728

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Example: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Example: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Example: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP- 862 [9/16] 11/16 (18008)	Limited-Term Diversified Income Series-10

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2016:

Securities	Level 2
Agency, asset-backed & mortgage-backed securities	$731,971,209
Corporate debt	555,753,812
Municipal bonds	20,102,598
Preferred stock	15,195,656
Short-term investments	11,970,540
U.S. Treasury obligations	108,660,536
Total Value of Securities	$1,443,654,351

During the period ended Sept. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 862 [9/16] 11/16 (18008)	Limited-Term Diversified Income Series-11

Delaware VIP® Trust — Delaware VIP REIT Series
Schedule of investments
September 30, 2016 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bond – 0.68%
VEREIT 3.75% exercise price $14.99,
maturity date 12/15/20	3,324,000	$3,400,884
Total Convertible Bond
(cost $3,106,242)		3,400,884

	Number of
	shares
Common Stock – 92.80%
Diversified REITs – 10.03%
Equinix	62,650	22,569,662
Liberty Property Trust	121,100	4,886,385
Vornado Realty Trust	153,043	15,489,482
Washington Real Estate Investment
Trust	234,688	7,303,491
		50,249,020
Healthcare REITs – 7.82%
Care Capital Properties	121,674	3,467,709
Healthcare Realty Trust	206,775	7,042,757
Ventas	185,949	13,133,578
Welltower	208,120	15,561,132
		39,205,176
Hotel REITs – 3.47%
Host Hotels & Resorts	708,393	11,029,679
Sunstone Hotel Investors	495,251	6,334,260
		17,363,939
Industrial REITs – 5.85%
DCT Industrial Trust	93,091	4,519,568
First Industrial Realty Trust	378,450	10,679,859
Prologis	263,622	14,114,322
		29,313,749
Mall REITs – 11.99%
General Growth Properties	397,636	10,974,754
Simon Property Group	210,078	43,488,246
Taubman Centers	75,475	5,616,095
		60,079,095
Manufactured Housing REIT – 0.90%
Equity LifeStyle Properties	58,353	4,503,685
		4,503,685
Multifamily REITs – 15.15%
American Campus Communities	116,850	5,944,159
Apartment Investment & Management	249,750	11,466,023
AvalonBay Communities	98,414	17,501,946
Equity Residential	253,200	16,288,356
Essex Property Trust	44,370	9,881,199
Post Properties	15,150	1,001,869
UDR	383,600	13,805,764
		75,889,316
Office REITs – 14.49%
Alexandria Real Estate Equities	127,250	13,840,983
Boston Properties	90,515	12,336,289
Douglas Emmett	89,575	3,281,132
Empire State Realty Trust	330,900	6,932,355
Equity Commonwealth †	162,475	4,909,995
Hudson Pacific Properties	310,686	10,212,249
Kilroy Realty	98,775	6,850,046
Mack-Cali Realty	340,475	9,267,729
SL Green Realty	45,943	4,966,438
		72,597,216
Office/Industrial REIT – 1.81%
Duke Realty	331,575	9,061,945
		9,061,945
Self-Storage REITs – 3.77%
CubeSmart	199,270	5,432,100
Extra Space Storage	30,550	2,425,976
Public Storage	49,436	11,031,149
		18,889,225
Shopping Center REITs – 11.94%
Brixmor Property Group	251,450	6,987,795
DDR	393,782	6,863,620
Equity One	307,900	9,424,819
Federal Realty Investment Trust	41,800	6,434,274
Kimco Realty	271,515	7,860,359
Regency Centers	111,739	8,658,655
Retail Properties of America	357,575	6,007,261
Urban Edge Properties	269,025	7,570,364
		59,807,147
Single Tenant REITs – 5.43%
National Retail Properties	138,575	7,046,539
Spirit Realty Capital	893,807	11,914,447
STORE Capital	279,675	8,242,022
		27,203,008
Specialty REIT – 0.15%
GEO Group	31,550	750,259
		750,259
Total Common Stock
(cost $438,256,671)		464,912,780

	Principal
	amount°
Short-Term Investments – 4.43%
Discount Notes – 1.36% ≠
Federal Home Loan Bank
0.275% 10/12/16	1,687,505	1,687,429
0.28% 10/20/16	1,654,417	1,654,276
0.30% 11/3/16	1,654,417	1,654,117
0.31% 1/25/17	325,379	325,112
0.315% 11/1/16	1,509,663	1,509,408
		6,830,342

NQ-VIP- 880 [9/16] 11/16 (18000)	REIT Series-1

Delaware VIP® REIT Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 2.44%
Bank of America Merrill Lynch
0.39%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $3,357,429 (collateralized by
U.S. government obligations
0.125% 4/15/21;
market value $3,424,468)	3,357,320	$3,357,320
Bank of Montreal
0.38%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $5,595,710 (collateralized by
U.S. government obligations
0.00%–4.625%
11/10/16–2/15/45; market value
$5,707,443)	5,595,533	5,595,533
BNP Paribas
0.45%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $3,246,269 (collateralized by
U.S. government obligations
0.00%–2.625%
10/31/17–8/15/40; market value
$3,311,071)	3,246,147	3,246,147
		12,199,000
U.S. Treasury Obligations – 0.63% ≠
U.S. Treasury Bills
0.23% 10/6/16	1,651,454	1,651,443
0.256% 11/3/16	1,509,663	1,509,423
		3,160,866
Total Short-Term Investments
(cost $22,189,515)		22,190,208

Total Value of Securities – 97.91%
(cost $463,552,428)		490,503,872
Receivables and Other Assets Net of Liabilities – 2.09%		10,475,968
Net Assets Applicable to 31,336,016 Shares Outstanding – 100.00%		$500,979,840
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

NQ-VIP- 880 [9/16] 11/16 (18000)	REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series
Notes
September 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust (Trust)-Delaware VIP REIT Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available , the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Sept. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$463,552,428	$31,748,466	$(4,797,022)	$26,951,444

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2016:

Securities	Level 1	Level 2	Total
Convertible Bond	$—	$3,400,884	$3,400,884
Common Stock	464,912,780	—	464,912,780
Short-Term Investments	—	22,190,208	22,190,208
Total Value of Securities	$464,912,780	$25,591,092	$490,503,872

During the period ended Sept. 30, 2016 , there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2016, there were no Level 3 investments.

NQ-VIP- 880 [9/16] 11/16 (18000)	REIT Series-3

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 880 [9/16] 11/16 (18000)	REIT Series-4

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Schedule of investments
September 30, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.30% ⟡
Basic Industry – 9.58%
Albemarle	135,800	$11,609,542
Berry Plastics Group †	515,900	22,622,215
Chemtura †	284,100	9,321,321
Clearwater Paper †	179,994	11,640,212
HB Fuller	338,700	15,739,389
Kaiser Aluminum	77,600	6,711,624
Minerals Technologies	20,649	1,459,678
Olin	650,200	13,342,104
PH Glatfelter	31,794	689,294
Trinseo	176,700	9,994,152
		103,129,531
Business Services – 1.47%
Deluxe	121,500	8,118,630
Essendant	147,000	3,016,440
WESCO International †	76,000	4,673,240
		15,808,310
Capital Spending – 7.84%
Altra Industrial Motion	310,870	9,005,904
CIRCOR International	77,000	4,586,120
EnPro Industries	93,600	5,318,352
H&E Equipment Services	456,300	7,647,588
ITT	373,200	13,375,488
MasTec †	750,000	22,305,000
Primoris Services	412,100	8,489,260
Regal Beloit	85,900	5,110,191
Tetra Tech	67,230	2,384,648
Thermon Group Holdings †	310,700	6,136,325
		84,358,876
Consumer Cyclical – 3.71%
Barnes Group	222,800	9,034,540
Knoll	289,793	6,621,770
Meritage Homes †	277,800	9,639,660
Standard Motor Products	132,601	6,333,024
Tenneco †	142,700	8,315,129
		39,944,123
Consumer Services – 6.78%
Asbury Automotive Group †	69,800	3,885,766
Cable One	2,295	1,340,280
Cato Class A	115,354	3,793,993
Cheesecake Factory	179,600	8,990,776
Cinemark Holdings	198,113	7,583,766
Finish Line Class A	103,000	2,377,240
Genesco †	57,951	3,156,011
International Speedway Class A	204,700	6,841,074
Meredith	121,750	6,329,783
Steven Madden †	219,200	7,575,552
Texas Roadhouse	154,100	6,014,523
UniFirst	56,400	7,436,904
Wolverine World Wide	331,400	7,632,142
		72,957,810
Consumer Staples – 3.23%
Core-Mark Holding Class A	190,869	6,833,110
J&J Snack Foods	80,200	9,553,424
Pinnacle Foods	185,200	9,291,484
Scotts Miracle-Gro Class A	109,500	9,118,065
		34,796,083
Energy – 6.49%
Dril-Quip †	95,300	5,312,022
Helix Energy Solutions Group †	719,700	5,851,161
Jones Energy Class A †	177,300	631,188
Oasis Petroleum †	682,200	7,824,834
Patterson-UTI Energy	659,800	14,759,726
SM Energy	283,100	10,921,998
Southwest Gas	189,700	13,252,442
Western Refining	326,900	8,649,774
Whiting Petroleum †	303,100	2,649,094
		69,852,239
Financial Services – 27.08%
American Equity Investment Life
Holding	530,300	9,402,219
Bank of Hawaii	230,200	16,717,124
Boston Private Financial Holdings	641,900	8,235,577
Community Bank System	337,600	16,241,936
East West Bancorp	761,636	27,959,658
First Financial Bancorp	558,400	12,195,456
First Interstate BancSystem	208,000	6,554,080
First Midwest Bancorp	504,500	9,767,120
Great Western Bancorp	431,500	14,377,580
Hancock Holding	492,000	15,955,560
Independent Bank	92,700	5,014,143
Infinity Property & Casualty	103,600	8,560,468
Main Street Capital	228,300	7,837,539
NBT Bancorp	434,600	14,285,302
ProAssurance	219,500	11,519,360
Prosperity Bancshares	180,200	9,891,178
S&T Bancorp	248,642	7,208,131
Selective Insurance Group	518,800	20,679,368
Stifel Financial †	266,100	10,231,545
Umpqua Holdings	453,400	6,823,670
Validus Holdings †	216,721	10,797,040
Valley National Bancorp	1,162,100	11,307,233
Webster Financial	517,600	19,673,976
WesBanco	310,800	10,219,104
		291,454,367

NQ-VIP- 884 [9/16] 11/16 (18001)	Small Cap Value Series-1

Delaware VIP® Small Cap Value Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Common Stock ⟡ (continued)
Healthcare – 4.92%
Haemonetics †	134,200	$4,859,382
Owens & Minor	273,850	9,510,811
Service Corp. International	240,900	6,393,486
STERIS	122,998	8,991,154
Teleflex	48,100	8,083,205
VCA †	91,899	6,431,092
VWR †	306,620	8,695,743
		52,964,873
Information Technology – 13.38%
Brocade Communications Systems	592,200	5,466,006
Cirrus Logic †	165,200	8,780,380
CommScope Holding †	429,345	12,927,578
Electronics For Imaging †	271,300	13,271,996
MaxLinear Class A †	308,500	6,253,295
NetScout Systems †	319,263	9,338,443
ON Semiconductor †	1,150,900	14,179,088
PTC †	239,200	10,598,952
Super Micro Computer †	287,800	6,725,886
Synopsys †	327,300	19,425,255
Tech Data †	125,529	10,633,561
Teradyne	484,200	10,449,036
TTM Technologies †	233,720	2,676,094
Vishay Intertechnology	938,000	13,216,420
		143,941,990
Real Estate – 8.54%
Alexander & Baldwin	214,071	8,224,608
Brandywine Realty Trust	843,033	13,168,175
Education Realty Trust	193,700	8,356,218
Healthcare Realty Trust	322,600	10,987,756
Highwoods Properties	282,300	14,713,476
Lexington Realty Trust	1,052,100	10,836,630
Ramco-Gershenson Properties Trust	420,600	7,882,044
Summit Hotel Properties	563,800	7,419,608
Washington Real Estate Investment Trust	332,200	10,338,064
		91,926,579
Transportation – 2.48%
Kirby †	96,700	6,010,872
Matson	183,600	7,321,968
Saia †	133,550	4,001,158
Werner Enterprises	402,200	9,359,194
		26,693,192
Utilities – 2.80%
Black Hills	156,400	9,574,808
El Paso Electric	205,700	9,620,589
NorthWestern	189,500	10,901,935
		30,097,332
Total Common Stock (cost $768,737,711)		1,057,925,305

	Principal
	amount°
Short-Term Investments – 1.67%
Discount Notes – 0.44% ≠
Federal Home Loan Bank
0.275% 10/12/16	485,320	485,298
0.28% 10/20/16	475,804	475,763
0.285% 11/10/16	568,852	568,726
0.30% 11/3/16	475,804	475,717
0.31% 1/25/17	746,187	745,573
0.315% 11/1/16	1,963,882	1,963,550
		4,714,627
Repurchase Agreements – 0.79%
Bank of America Merrill Lynch
0.39%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $2,342,962 (collateralized by
U.S. government obligations
0.125% 4/15/21;
market value $2,389,745)	2,342,886	2,342,886
Bank of Montreal
0.38%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $3,904,933 (collateralized by
U.S. government obligations
0.00%–4.625%
11/10/16–2/15/45; market value
$3,982,906)	3,904,809	3,904,809
BNP Paribas
0.45%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $2,265,390 (collateralized by
U.S. government obligations
0.00%–2.625%
10/31/17–8/15/40; market value
$2,310,611)	2,265,305	2,265,305
		8,513,000
U.S. Treasury Obligations – 0.44% ≠
U.S. Treasury Bills
0.231% 10/6/16	2,757,944	2,757,925
0.256% 11/3/16	1,963,882	1,963,570
		4,721,495
Total Short-Term Investments
(cost $17,948,425)		17,949,122

NQ-VIP- 884 [9/16] 11/16 (18001)	Small Cap Value Series-2

Delaware VIP® Small Cap Value Series
Schedule of investments (continued)

Total Value of Securities – 99.97%
(cost $786,686,136)	$1,075,874,427
Receivables and Other Assets Net of Liabilities – 0.03%	352,978
Net Assets Applicable to 30,758,587 Shares Outstanding – 100.00%	$1,076,227,405
____________________

⟡	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-VIP- 884 [9/16] 11/16 (18001)	Small Cap Value Series-3

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes
September 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust) –Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Sept. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation of Investments	Depreciation of Investments	Appreciation of Investments
$786,686,136	$331,790,418	$(42,602,127)	$289,188,291

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$1,057,925,305	$—	$1,057,925,305
Short-Term Investments	—	17,949,122	17,949,122
Total Value of Securities	$1,057,925,305	$17,949,122	$1,075,874,427

During the period ended Sept. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. At Sept. 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 884 [9/16] 11/16 (18001)	Small Cap Value Series-4

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Schedule of investments
September 30, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 99.53% ✧
Consumer Discretionary – 22.81%
Dollar General	80,340	$5,622,997
eBay †	497,496	16,367,619
L Brands	158,929	11,247,405
Liberty Global Class A †	58,150	1,987,567
Liberty Global Class C †	223,639	7,389,032
Liberty Interactive Corp. QVC Group
Class A †	787,815	15,764,178
Nielsen Holdings	181,272	9,710,741
Quintiles IMS Holdings †	99,111	8,033,938
TripAdvisor †	182,871	11,553,790
		87,677,267
Consumer Staples – 1.72%
Walgreens Boots Alliance	82,135	6,621,724
		6,621,724
Financial Services – 26.41%
Crown Castle International	193,960	18,272,972
Equinix	24,683	8,892,051
Intercontinental Exchange	50,087	13,491,434
Mastercard Class A	168,742	17,172,873
PayPal Holdings †	514,575	21,082,138
Visa Class A	273,349	22,605,962
		101,517,430
Healthcare – 17.74%
Allergan †	74,125	17,071,729
Biogen †	52,153	16,325,454
Celgene †	184,525	19,288,398
DENTSPLY SIRONA	142,789	8,485,950
Novo Nordisk ADR	168,755	7,018,520
		68,190,051
Technology – 30.85%
Alphabet Class A †	18,144	14,588,864
Alphabet Class C †	14,404	11,196,085
Electronic Arts †	183,701	15,688,065
Facebook Class A †	125,544	16,103,529
IMS Health Holdings †	128,783	4,036,059
Intuit	67,881	7,467,589
Microsoft	321,576	18,522,778
QUALCOMM	294,848	20,197,088
Symantec	428,277	10,749,753
		118,549,810
Total Common Stock
(cost $292,735,965)		382,556,282

	Principal
	Amount°
Short-Term Investments – 0.59%
Discount Notes – 0.11% ≠
Federal Home Loan Bank
0.275% 10/12/16	114,186	114,181
0.28% 10/20/16	111,947	111,938
0.285% 11/10/16	10,602	10,599
0.30% 11/3/16	111,947	111,927
0.315% 11/1/16	104,174	104,157
		452,802
Repurchase Agreements – 0.43%
Bank of America Merrill Lynch
0.39%, dated 9/30/16, to be repurchased
on 10/3/16, repurchase price $453,290
(collateralized by U.S. government
obligations 0.125% 4/15/21;
market value $462,341)	453,275	453,275
Bank of Montreal
0.38%, dated 9/30/16, to be repurchased
on 10/3/16, repurchase price $755,483
(collateralized by U.S. government
obligations 0.00%-4.625%
11/10/16–2/15/45; market value $770,568)	755,459	755,459
BNP Paribas
0.45%, dated 9/30/16, to be repurchased
on 10/3/16, repurchase price $438,282
(collateralized by U.S. government
obligations 0.00%–2.625%
10/31/17–8/15/40; market value $447,031)	438,266	438,266
		1,647,000
U.S. Treasury Obligations – 0.05% ≠
U.S. Treasury Bills
0.231% 10/6/16	82,627	82,626
0.256% 11/3/16	104,174	104,158
		186,784
Total Short-Term Investments
(cost $2,286,543)		2,286,586

NQ-VIP- 888 [9/16] 11/16 (18010)	U.S. Growth Series-1

Delaware VIP® U.S. Growth Series
Schedule of investments (continued)

Total Value of Securities – 100.12%
(cost $295,022,508)	$384,842,868
Liabilities Net of Receivables and Other Assets – (0.12%)	(474,728)
Net Assets Applicable to 42,231,627 Shares Outstanding – 100.00%	$384,368,140
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

NQ-VIP- 888 [9/16] 11/16 (18010)	U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes
September 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust (Trust) –Delaware VIP U.S. Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Sept. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$295,022,508	$101,087,794	$(11,267,434)	$89,820,360

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$382,556,282	$—	$382,556,282
Short-Term Investments	—	2,286,586	2,286,586
Total Value of Securities	$382,556,282	$2,286,586	$384,842,868

During the period ended Sept. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

NQ-VIP- 888 [9/16] 11/16 (18010)	U.S. Growth Series-3

(Unaudited)

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 888 [9/16] 11/16 (18010)	U.S. Growth Series-4

Delaware VIP® Trust — Delaware VIP Value Series
Schedule of investments
September 30, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 95.82%
Consumer Discretionary – 2.70%
Lowe’s	290,400	$20,969,784
		20,969,784
Consumer Staples – 12.02%
Archer-Daniels-Midland	550,200	23,201,934
CVS Health	243,700	21,686,863
Kraft Heinz	275,833	24,689,812
Mondelez International	545,200	23,934,280
		93,512,889
Energy – 13.96%
Chevron	232,000	23,877,440
ConocoPhillips	589,600	25,629,912
Halliburton	557,800	25,034,064
Marathon Oil	672,500	10,632,225
Occidental Petroleum	320,800	23,392,736
		108,566,377
Financials – 12.34%
Allstate	342,400	23,687,232
Bank of New York Mellon	604,700	24,115,436
BB&T	643,500	24,272,820
Marsh & McLennan	355,000	23,873,750
		95,949,238
Healthcare – 21.27%
Abbott Laboratories	543,100	22,967,699
Cardinal Health	284,000	22,066,800
Express Scripts Holding †	309,550	21,832,561
Johnson & Johnson	197,300	23,307,049
Merck & Co.	412,500	25,744,125
Pfizer	693,741	23,497,008
Quest Diagnostics	307,400	26,015,262
		165,430,504
Industrials – 9.27%
Northrop Grumman	110,700	23,684,265
Raytheon	174,600	23,768,298
Waste Management	387,200	24,687,872
		72,140,435
Information Technology – 12.38%
CA @	684,516	22,643,789
Cisco Systems	789,500	25,042,940
Intel	721,000	27,217,750
Xerox @	2,109,100	21,365,183
		96,269,662
Materials – 2.94%
EI du Pont de Nemours & Co.	341,300	22,856,861
		22,856,861
Telecommunications – 5.98%
AT&T	580,624	23,579,141
Verizon Communications	442,000	22,975,160
		46,554,301
Utilities – 2.96%
Edison International	318,800	23,033,300
		23,033,300
Total Common Stock
(cost $476,821,315)		745,283,351

	Principal
	amount°
Short-Term Investments – 4.13%
Discount Notes – 1.68% ≠
Federal Home Loan Bank
0.275% 10/12/16	2,011,415	2,011,325
0.28% 10/20/16	1,971,976	1,971,808
0.285% 11/10/16	2,369,093	2,368,567
0.30% 11/3/16	1,971,976	1,971,619
0.31% 1/25/17	3,032,778	3,030,282
0.315% 11/1/16	1,707,026	1,706,737
		13,060,338
Repurchase Agreements – 1.86%
Bank of America Merrill Lynch
0.39%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $3,982,182 (collateralized by
U.S. government obligations
0.125% 4/15/21;
market value $4,061,696)	3,982,053	3,982,053
Bank of Montreal
0.38%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $6,636,964 (collateralized by
U.S. government obligations
0.00%–4.625%
11/10/16–2/15/45; market value
$6,769,489)	6,636,754	6,636,754

NQ-VIP- 872 [9/16] 11/16 (18004)	Value Series-1

Delaware VIP® Value Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.45%, dated 9/30/16, to be
repurchased on 10/3/16, repurchase
price $3,850,338 (collateralized by
U.S. government obligations
0.00%–2.625%
10/31/17–8/15/40; market value
$3,927,197)	3,850,193	$3,850,193
		14,469,000
U.S. Treasury Obligations – 0.59% ≠
U.S. Treasury Bills
0.23% 10/6/16	2,915,861	2,915,841
0.256% 11/3/16	1,707,026	1,706,754
		4,622,595
Total Short-Term Investments
(cost $32,150,412)		32,151,933

Total Value of Securities – 99.95%
(cost $508,971,727)		777,435,284
Receivables and Other Assets Net of Liabilities – 0.05%		364,631
Net Assets Applicable to 27,591,863 Shares Outstanding – 100.00%		$777,799,915
____________________

@	Illiquid security. At Sept. 30, 2016, the aggregate value of illiquid securities was $44,008,972, which represents 5.66% of the Series’ net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-VIP- 872 [9/16] 11/16 (18004)	Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series
Notes
September 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust (Trust) -Delaware VIP Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Sept. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation of Investments	Depreciation of Investments	Appreciation of Investments
$508,971,727	$284,804,231	$(16,340,674)	$268,463,557

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$745,283,351	$—	$745,283,351
Short-Term Investments	—	32,151,933	32,151,933
Total Value of Securities	$745,283,351	$32,151,933	$777,435,284

During the period ended Sept. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. At Sept. 30, 2016, there were no Level 3 investments.

NQ-VIP- 872 [9/16] 11/16 (18004)	Value Series-3

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 872 [9/16] 11/16 (18004)	Value Series-4

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: